                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5696

                         RIVERSOURCE GLOBAL SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

ABSOLUTE RETURN CURRENCY AND INCOME FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008


RIVERSOURCE ABSOLUTE RETURN
CURRENCY AND INCOME FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH POSITIVE
ABSOLUTE RETURN.

                                            (ADVANCED ALPHA(SM) STRATEGIES ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      6

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     19

Notes to Financial Statements.......     24

Approval of Investment Management
   Services Agreement...............     43

Proxy Voting........................     45

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                       REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Absolute Return Currency and Income Fund's (the Fund) Class A shares declined 3.51% (excluding sales charge) for the six months ended April 30, 2008.

> The Fund underperformed its benchmark, the Citigroup 3-month U.S. Treasury
  Bill Index (Citigroup Index), which increased 1.48% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                 Since
                                       6 months*    1 year    inception(a)
-------------------------------------------------------------------------------
RiverSource Absolute Return
  Currency and Income Fund Class A
  (excluding sales charge)              -3.51%      +0.22%       +4.51%
-------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury
  Bill Index(1) (unmanaged)             +1.48%      +3.90%       +4.43%
-------------------------------------------------------------------------------

* Not annualized.
(a) Fund data is from June 15, 2006. Citigroup 3-month U.S. Treasury Bill Index is from July 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, represents the performance of three-month Treasury bills. The index reflects reinvestment of all distributions and changes in market prices.

--------------------------------------------------------------------------------

 2 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                                        Total                   Net Expenses
--------------------------------------------------------------------------------------
Class A                                 1.36%                      1.36%
--------------------------------------------------------------------------------------
Class B                                 2.10%                      2.10%
--------------------------------------------------------------------------------------
Class C                                 2.12%                      2.12%
--------------------------------------------------------------------------------------
Class I                                 1.07%                      1.07%
--------------------------------------------------------------------------------------
Class R4                                1.39%                      1.35%(a)
--------------------------------------------------------------------------------------
Class R5                                1.06%                      1.06%
--------------------------------------------------------------------------------------
Class W                                 1.54%                      1.54%
--------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 1.35% for Class R4.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                       REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   INCEPTION
 Class A (inception 6/15/06)          -3.51%     +0.22%    +4.51%
-----------------------------------------------------------------------
 Class B (inception 6/15/06)          -3.84%     -0.20%    +3.91%
-----------------------------------------------------------------------
 Class C (inception 6/15/06)          -3.79%     -0.16%    +3.93%
-----------------------------------------------------------------------
 Class I (inception 6/15/06)          -3.37%     +0.71%    +4.96%
-----------------------------------------------------------------------
 Class R4 (inception 6/15/06)         -3.39%     +0.67%    +4.76%
-----------------------------------------------------------------------
 Class R5 (inception 10/18/07)        -3.29%       N/A     -2.86%*
-----------------------------------------------------------------------
 Class W (inception 12/1/06)          -3.55%     +0.28%    +3.75%
-----------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 6/15/06)          -6.43%     -4.57%    +1.82%
-----------------------------------------------------------------------
 Class B (inception 6/15/06)          -8.44%     -4.90%    +1.88%
-----------------------------------------------------------------------
 Class C (inception 6/15/06)          -4.71%     -1.10%    +3.93%
-----------------------------------------------------------------------

--------------------------------------------------------------------------------

 4 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

AT MARCH 31, 2008
                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   INCEPTION
 Class A (inception 6/15/06)          -2.84%     +1.28%    +4.59%
-----------------------------------------------------------------------
 Class B (inception 6/15/06)          -3.22%     +0.76%    +3.99%
-----------------------------------------------------------------------
 Class C (inception 6/15/06)          -3.27%     +0.71%    +3.96%
-----------------------------------------------------------------------
 Class I (inception 6/15/06)          -2.72%     +1.78%    +5.05%
-----------------------------------------------------------------------
 Class R4 (inception 6/15/06)         -2.78%     +1.59%    +4.82%
-----------------------------------------------------------------------
 Class R5 (inception 10/18/07)          N/A        N/A     -3.20%*
-----------------------------------------------------------------------
 Class W (inception 12/1/06)          -3.01%     +1.35%    +3.82%
-----------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 6/15/06)          -7.42%     -3.51%    +1.77%
-----------------------------------------------------------------------
 Class B (inception 6/15/06)          -7.84%     -3.97%    +1.87%
-----------------------------------------------------------------------
 Class C (inception 6/15/06)          -4.19%     -0.24%    +3.96%
-----------------------------------------------------------------------

On Oct. 18, 2007, the maximum sales charge for Class A shares changed from 4.75% to 3.00%. Class A share performance for the 6-month period ended April 30, 2008 reflects the maximum sales charge of 3.00%, which was in effect on Nov. 1, 2007. Class A share performance for all other periods reflects the maximum sales charge of 4.75%, which was in effect at the beginning of those periods. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4, Class R5 and Class W shares. Class I, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                       REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

At April 30, 2008, approximately 34% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource Absolute Return Currency and Income Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 32, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Absolute Return Currency and Income Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 10 and 29.

Dear Shareholders,

RiverSource Absolute Return Currency and Income Fund's Class A shares declined 3.51% (excluding sales charge) for the six months ended April 30, 2008. The Fund underperformed its benchmark, the Citigroup 3-month U.S. Treasury Bill Index (Citigroup Index), which increased 1.48% during the same period.

SIGNIFICANT PERFORMANCE FACTORS
We use a two-part investment process. The first part includes investments in primarily high quality, short-term fixed income securities with minimal interest rate risk with a goal to generate positive total return. These short-term investments are also designated, as necessary, to cover obligations invested in through the second component of our strategy, which is based on a proprietary quantitative model. Our model uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of nine different currencies from developed countries relative to the U.S. dollar. Based on that ranking, we enter into long forward currency contracts for the three most attractive currencies compared to the U.S. dollar and enter into short forward currency contracts for the three least attractive currencies compared to the U.S. dollar. The Fund experiences profits or losses to the extent the value of the currency appreciates or depreciates relative to the U.S. dollar.

--------------------------------------------------------------------------------

 6 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

During the period, we were able to generate positive total return from our investment in short-term fixed income securities, while our proprietary quantitative model detracted from total returns. For the six months ended April 30, 2008, the Fund's positioning in the New Zealand dollar and Canadian dollar benefited the Fund's results. Positioning in the Japanese yen, Swedish krona, Australian dollar, British pound, euro, Norwegian krone, and Swiss franc detracted from the Fund's performance.

SECTOR DIVERSIFICATION
(at April 30, 2008; % of bond and cash & cash equivalents portfolio assets)
-----------------------------------------------------------------

Asset-Backed                                         6.0%
--------------------------------------------------------------
Commercial Mortgage-Backed                           1.7%
--------------------------------------------------------------
Consumer Discretionary                               1.3%
--------------------------------------------------------------
Consumer Staples                                     0.3%
--------------------------------------------------------------
Energy                                               0.6%
--------------------------------------------------------------
Financials                                           3.5%
--------------------------------------------------------------
Health Care                                          0.9%
--------------------------------------------------------------
Industrials                                          1.8%
--------------------------------------------------------------
Mortgage-Backed                                      0.5%
--------------------------------------------------------------
Telecommunication                                    0.8%
--------------------------------------------------------------
Utilities                                            0.6%
--------------------------------------------------------------
Other (1)                                           82.0%
--------------------------------------------------------------

(1) Cash & Cash Equivalents.

QUALITY BREAKDOWN

(at April 30, 2008; % of portfolio assets
excluding cash equivalents and equities)
-----------------------------------------------------------------

AAA bonds                                           46.1%
--------------------------------------------------------------
AA bonds                                             8.8%
--------------------------------------------------------------
A bonds                                             29.8%
--------------------------------------------------------------
BBB bonds                                           15.3%
--------------------------------------------------------------
Non-investment grade bonds                            --%
--------------------------------------------------------------

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                       REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

The Fund experiences profits or losses to the extent the value of the currency appreciates or depreciates relative to the U.S. dollar.

OUR CURRENT INVESTMENT STRATEGY
We run our quantitative model weekly and reset currency positions as needed, applying the output of this model on a systematic basis. We generally seek neutral exposure to the U.S. dollar, which is the base currency. In our view, remaining neutral to the U.S. dollar helps control overall volatility of the investment strategy. We also use an externally developed but fully integrated risk management system to help us monitor and manage market risk. We believe the Fund is designed to do well in either rising or falling dollar environments.

OUR FUTURE STRATEGY
We intend to stay disciplined to our systematic investment strategy. Through the use of our proprietary quantitative model, which determines the Fund's positions in forward foreign currency contracts relative to the U.S. dollar, we will continue to seek an absolute return that is unrelated to general movements in the U.S. dollar and other types of financial assets. Overall, we will continue to seek to generate positive total returns from the income produced by the Fund's investments in short-term debt obligations, plus or minus the gain or loss resulting from the fluctuations in the values of various foreign currencies relative to the U.S. dollar.

--------------------------------------------------------------------------------

 8 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

It is important to remember that the Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly. Because the establishment of the Fund's forward foreign currency contracts requires little cash outlay, the Fund's assets will consist primarily of (i) U.S. dollar-denominated non-government, corporate and structured debt securities rated investment grade, or if unrated, determined to be of comparable quality by the investment manager, and (ii) shares of an affiliated money market fund.


                                   (PHOTO - NIC PIFER)
                                   Nic Pifer, CFA(R)
                                   Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                       REPORT  9

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------

                                BEGINNING         ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                              NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  964.90         $ 6.99           1.43%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,017.75         $ 7.17           1.43%
--------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  961.60         $10.88           2.23%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,013.77         $11.17           2.23%
--------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  962.10         $10.73           2.20%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,013.92         $11.02           2.20%
--------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  966.30         $ 5.13           1.05%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,019.64         $ 5.27           1.05%
--------------------------------------------------------------------------------------------
Class R4
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  966.10         $ 6.60           1.35%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,018.15         $ 6.77           1.35%
--------------------------------------------------------------------------------------------
Class R5
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  967.10         $ 5.33           1.09%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,019.66         $ 5.53           1.09%
--------------------------------------------------------------------------------------------
Class W
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  964.50         $ 7.86           1.61%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,016.86         $ 8.07           1.61%
--------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2008: -3.51% for Class A, - 3.84% for Class B, -3.79% for Class C, -3.37% for Class I, -3.39% for Class R4, -3.29% for Class R5 and -3.55% for Class W.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  11

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (17.9%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (6.0%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           2.91%        $1,500,000(d,g)         $1,484,876
Capital Auto Receivables Asset Trust
 Series 2007-SN2 Cl A2
  01-15-10                           3.50          1,250,000(d,g)          1,240,039
Capital One Multi-Asset Execution Trust
 Series 2003-A3 Cl A3
  05-16-11                           2.97          2,000,000(g)            1,995,000
Citibank Credit Card Issuance Trust
 Series 2003-A9 Cl A9
  11-22-10                           3.15            455,000(g)              453,705
Citibank Credit Card Issuance Trust
 Series 2007-A1 Cl A1
  03-22-12                           2.59          1,000,000(g)              977,813
College Loan Corp Trust
 Series 2003-2 Cl A3
  07-25-13                           3.12            776,444(g)              772,441
College Loan Corp Trust
 Series 2004-1 Cl A2
  04-25-16                           3.03          2,500,000(g)            2,494,399
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           3.06          1,000,000(g)              849,844
Countrywide Home Equity Loan Trust
 Series 2005-H Cl 2A (FGIC)
  12-15-35                           2.96            194,782(e,g)            109,660
Countrywide Home Equity Loan Trust
 Series 2005-M Cl A2 (MBIA)
  02-15-36                           2.84             15,012(e,g)             14,967
CPS Auto Trust
 Series 2006-C Cl A2 (XLCA)
  03-15-10                           5.31            360,084(d,e)            358,857
Ford Credit Floorplan Master Owner Trust
 Series 2006-3 Cl A
  06-15-11                           2.90            900,000(g)              870,338

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85%          $166,667(d,e)           $166,667
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
  10-25-25                           3.23            726,587(e,g)            704,903
Northstar Education Finance
 Series 2007-1 Cl A2
  01-29-46                           2.93            750,000(g)              735,352
Providian Master Note Trust
 Series 2006-A1A Cl A
  01-15-13                           2.75          1,000,000(d,g)            992,969
Residential Asset Securities
 Series 2006-KS2 Cl A2
  03-25-36                           3.03            279,297(g)              274,017
SLC Student Loan Trust
 Series 2006-A Cl A4
  01-15-19                           2.83          1,800,000(g)            1,799,438
SLM Student Loan Trust
 Series 2003-10A Cl A2
  12-16-19                           2.96          1,000,000(d,g)            997,031
SLM Student Loan Trust
 Series 2004-3 Cl A3
  04-25-16                           3.01            580,776(g)              579,072
SLM Student Loan Trust
 Series 2005-5 Cl A1
  01-25-18                           2.92             65,077(g)               64,890
SLM Student Loan Trust
 Series 2005-5 Cl A2
  10-25-21                           3.00          1,000,000(g)              972,813
SLM Student Loan Trust
 Series 2005-8 Cl A2
  07-25-22                           3.01          1,500,000(g)            1,479,557
SLM Student Loan Trust
 Series 2005-B Cl A1
  12-16-19                           2.84            503,536(g)              499,208

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND - 2008 SEMIANNUAL
REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
SLM Student Loan Trust
Series 2006-2 Cl A2
  01-25-17                           2.92%          $107,192(g)             $106,658
SLM Student Loan Trust
 Series 2006-5 Cl A2
  07-25-17                           2.91            708,936(g)              704,062
SLM Student Loan Trust
 Series 2006-A Cl A1
  03-16-20                           2.82          1,597,139(g)            1,574,867
SLM Student Loan Trust
 Series 2006-A Cl A2
  12-15-20                           2.88          2,000,000(g)            1,906,081
SLM Student Loan Trust
 Series 2006-C Cl A2
  09-15-20                           2.85          1,000,000(g)              974,531
SLM Student Loan Trust
 Series 2007-2 Cl A2
  07-25-17                           2.92          1,000,000(g)              957,656
Superior Wholesale Inventory Financing Trust
 Series 2005-B12 Cl A
  06-15-10                           2.92          2,000,000(g)            1,998,660
                                                                     ---------------
Total                                                                     29,110,371
------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (1.7%)(f)
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03          2,191,962               2,228,540
First Union-Lehman Brothers-Bank of America
 Series 1998-C2 Cl A2
  11-18-35                           6.56             35,251                  35,182
GS Mtge Securities II
 Series 2007-EOP Cl A2
  03-06-20                           2.87          1,200,000(d,g)          1,111,725
GS Mtge Securities II
 Series 2007-EOP Cl A3
  03-06-20                           2.92          1,770,000(d,g)          1,642,866
JP Morgan Chase Commercial Mtge Securities
 Series 2005-LDP1 Cl A1
  03-15-46                           4.12          1,801,364               1,794,999
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A1
  01-15-39                           5.38          1,358,974               1,368,447
                                                                     ---------------
Total                                                                      8,181,759
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

MORTGAGE-BACKED (0.5%)(f)
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
  02-25-37                           2.99%          $434,758(g)             $424,981
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR2 Cl 2AB1
  11-19-37                           2.89            634,924(b)              579,248
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
  01-19-38                           2.89            637,381(b)              602,066
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           3.05          1,010,750(b)              696,779
                                                                     ---------------
Total                                                                      2,303,074
------------------------------------------------------------------------------------

AUTOMOTIVE (0.6%)
American Honda Finance
  07-11-08                           2.80            400,000(d,g)            399,901
  02-05-10                           3.50          2,500,000(d,g)          2,499,825
                                                                     ---------------
Total                                                                      2,899,726
------------------------------------------------------------------------------------

BANKING (2.0%)
ANZ Natl Intl
 Bank Guaranteed
  08-07-09                           3.17            750,000(c,d,g)          748,323
Bank of America
 Sr Unsecured
  02-17-09                           3.22            640,000(g)              638,557
Bank of New York Mellon
 Sr Unsecured
  02-05-10                           3.50          3,000,000(g)            2,982,122
Citigroup
 Sr Unsecured
  06-09-09                           3.13            640,000(g)              635,537
Credit Suisse First Boston USA
  12-09-08                           3.12            640,000(g)              637,791
Rabobank Nederland
 Sr Nts
  01-15-09                           2.73            600,000(c,d,g)          599,239
Santander US Debt Unipersonal
 Bank Guaranteed
  09-19-08                           2.66            640,000(c,d,g)          638,413

                                             See accompanying Notes to Portfolio
of Investments.
--------------------------------------------------------------------------------

          RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND - 2008 SEMIANNUAL
                                                                      REPORT  13

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
BANKING (CONT.)
US Bancorp
Sr Unsecured
  02-04-10                           3.51%        $1,250,000(g)           $1,242,463
Wachovia Mtge FSB
 Sr Unsecured
  03-02-09                           3.20            400,000(g)              400,787
Wachovia
 Sr Unsecured
  10-28-08                           2.95            640,000(g)              638,474
Washington Mutual
 Sr Unsecured
  01-15-10                           3.01            750,000(g)              694,996
                                                                     ---------------
Total                                                                      9,856,702
------------------------------------------------------------------------------------

BROKERAGE (0.5%)
Bear Stearns Companies
  03-30-09                           2.79            750,000(g)              723,724
Lehman Brothers Holdings
 Sr Unsecured
  10-22-08                           3.00            640,000(g)              637,944
Merrill Lynch & Co
  08-22-08                           3.17            640,000(g)              633,164
Morgan Stanley
 Sr Unsecured
  02-09-09                           3.21            640,000(g)              634,321
                                                                     ---------------
Total                                                                      2,629,153
------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.7%)
Caterpillar Financial Services
 Sr Unsecured
  10-28-08                           2.98          1,005,000(g)            1,004,351
  02-08-10                           3.58          2,000,000(g)            1,996,580
John Deere Capital
 Sr Unsecured
  06-10-08                           3.12            640,000(g)              639,844
  01-18-11                           3.43          4,500,000(g)            4,487,175
                                                                     ---------------
Total                                                                      8,127,950
------------------------------------------------------------------------------------

ELECTRIC (0.6%)
Dominion Resources
 Sr Unsecured Series B
  11-14-08                           3.25          3,000,000(g)            2,985,744
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.3%)
Diageo Capital
  11-10-08                           3.20          1,640,000(c,g)          1,635,226
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

HEALTH CARE (0.4%)
Cardinal Health
 Sr Unsecured
  10-02-09                           2.96%        $2,080,000(g)           $2,030,685
------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.4%)
UnitedHealth Group
 Sr Unsecured
  03-02-09                           3.16            750,000(g)              737,936
  06-21-10                           2.78          1,500,000(g)            1,417,638
                                                                     ---------------
Total                                                                      2,155,574
------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.6%)
Anadarko Petroleum
 Sr Unsecured
  09-15-09                           3.20          3,000,000(g)            2,948,667
------------------------------------------------------------------------------------

LIFE INSURANCE (0.8%)
Lincoln Natl
 Sr Unsecured
  04-06-09                           2.84          2,275,000(g)            2,245,803
Pacific Life Global Funding
  11-13-08                           3.16            400,000(d,g)            400,098
Pricoa Global Funding I
  09-12-08                           2.91            640,000(d,g)            639,716
  12-15-09                           2.85            400,000(d,g)            396,048
                                                                     ---------------
Total                                                                      3,681,665
------------------------------------------------------------------------------------

MEDIA CABLE (0.6%)
Comcast
  07-14-09                           3.01          2,920,000(g)            2,867,700
------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.1%)
General Electric Capital
 Sr Unsecured
  12-01-08                           3.23            640,000(g)              638,877
------------------------------------------------------------------------------------

RETAILERS (0.1%)
Home Depot
 Sr Unsecured
  12-16-09                           2.93            750,000(g)              716,820
------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.2%)
ERAC USA Finance
  04-30-09                           3.15            825,000(d,g)            822,135
------------------------------------------------------------------------------------

WIRELINES (0.8%)
BellSouth
  08-15-08                           3.17            750,000(g)              749,056

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND - 2008 SEMIANNUAL
REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
WIRELINES (CONT.)
Telefonica Emisiones
  06-19-09                           2.84%        $3,190,000(c,g)         $3,155,507
                                                                     ---------------
Total                                                                      3,904,563
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $88,867,231)                                                      $87,496,391
------------------------------------------------------------------------------------

MONEY MARKET FUND (49.7%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term
 Cash Fund, 2.72%                                242,251,388(h)         $242,251,388
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $242,251,388)                                                    $242,251,388
------------------------------------------------------------------------------------

SHORT-TERM SECURITIES (31.7%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
U.S. GOVERNMENT AGENCIES (30.7%)
Federal Home Loan Bank Disc Nts
  05-06-08                           2.29%       $10,000,000              $9,996,230
  06-04-08                           1.93         15,000,000              14,972,270
  06-25-08                           1.96         10,000,000               9,969,971
  07-07-08                           1.96         15,000,000              14,945,565
Federal Home Loan Mtge Corp Disc Nts
  05-15-08                           2.05         10,000,000               9,991,578
  06-02-08                           2.02         15,000,000              14,972,678
  06-30-08                           1.90         15,000,000              14,952,495
  07-14-08                           1.96         14,250,000              14,192,886

SHORT-TERM SECURITIES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
U.S. GOVERNMENT AGENCIES (CONT.)
Federal Natl Mtge Assn Disc Nts
  05-07-08                           2.04%        $5,500,000              $5,497,844
  05-09-08                           2.11          3,500,000               3,498,176
  05-14-08                           2.02          8,000,000               7,993,818
  05-21-08                           1.48         13,700,000              13,688,374
  05-28-08                           1.83          5,000,000               4,992,975
  06-25-08                           1.96         10,000,000               9,969,971
                                                                     ---------------
Total                                                                    149,634,831
------------------------------------------------------------------------------------

ASSET-BACKED (1.0%)
Cheyne Finance LLC
  11-20-07                           4.99          1,626,589(i,j)          1,125,600
  12-11-07                           4.91          1,627,444(i,j)          1,126,191
WhistleJacket Capital LLC
  11-20-08                           3.26          3,000,000(i,j)          2,871,000
                                                                     ---------------
Total                                                                      5,122,791
------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $155,853,819)                                                    $154,757,622
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $486,972,438)(k)                                                 $484,505,401
====================================================================================

                                             See accompanying Notes to Portfolio
of Investments.
--------------------------------------------------------------------------------

          RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND - 2008 SEMIANNUAL
                                                                      REPORT  15

INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2008

                          CURRENCY TO BE          CURRENCY TO BE         UNREALIZED        UNREALIZED
EXCHANGE DATE                DELIVERED               RECEIVED           APPRECIATION      DEPRECIATION
------------------------------------------------------------------------------------------------------
May 14, 2008                    48,385,000              44,541,538              $--       $(1,038,114)
                         Australian Dollar             U.S. Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                       465,000                 436,821               --            (1,219)
                         Australian Dollar             U.S. Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                    75,032,000              70,238,581               --          (443,085)
                         Australian Dollar             U.S. Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                       637,000                 598,143               --            (2,867)
                         Australian Dollar             U.S. Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                 6,947,790,000              67,899,906        1,023,078                --
                              Japanese Yen             U.S. Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                   328,268,000               3,187,068           27,283                --
                              Japanese Yen             U.S. Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                    65,206,000                 624,100               --            (3,061)
                              Japanese Yen             U.S. Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                   273,147,000              45,786,628          181,526                --
                             Swedish Krona             U.S. Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                     4,904,000                 832,668           13,888                --
                             Swedish Krona             U.S. Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                     3,187,000                 531,043               --            (1,437)
                             Swedish Krona             U.S. Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                    66,211,927              33,360,000           60,981                --
                               U.S. Dollar           British Pound
------------------------------------------------------------------------------------------------------
May 14, 2008                    48,061,943              24,278,000          168,683                --
                               U.S. Dollar           British Pound
------------------------------------------------------------------------------------------------------
May 14, 2008                       818,962                 414,000            3,489                --
                               U.S. Dollar           British Pound
------------------------------------------------------------------------------------------------------
May 14, 2008                       550,074                 276,000               --            (1,772)
                               U.S. Dollar           British Pound
------------------------------------------------------------------------------------------------------
May 14, 2008                     1,809,358                 915,000            9,844                --
                               U.S. Dollar           British Pound
------------------------------------------------------------------------------------------------------
May 14, 2008                    68,436,593              86,327,000               --        (1,115,323)
                               U.S. Dollar      New Zealand Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                       402,410                 509,000               --            (5,472)
                               U.S. Dollar      New Zealand Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                     1,507,658               1,921,000               --            (9,585)
                               U.S. Dollar      New Zealand Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                       900,674               1,154,000            1,062                --
                               U.S. Dollar      New Zealand Dollar
------------------------------------------------------------------------------------------------------
May 14, 2008                    44,336,515             225,296,000               --          (107,124)
                               U.S. Dollar         Norwegian Krone
------------------------------------------------------------------------------------------------------
May 14, 2008                       866,877               4,332,000               --           (16,433)
                               U.S. Dollar         Norwegian Krone
------------------------------------------------------------------------------------------------------
May 14, 2008                     1,498,030               7,641,000            2,027                --
                               U.S. Dollar         Norwegian Krone
------------------------------------------------------------------------------------------------------
May 14, 2008                       461,404               2,360,000            2,496                --
                               U.S. Dollar         Norwegian Krone
------------------------------------------------------------------------------------------------------
Total                                                                    $1,494,357       $(2,745,492)
------------------------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND - 2008 SEMIANNUAL
REPORT

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2008.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2008, the value of foreign securities represented 1.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $15,138,728 or 3.1% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

FGIC  -- Financial Guaranty Insurance Company
MBIA  -- MBIA Insurance Corporation
XLCA  -- XL Capital Assurance

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2008.

(h) Affiliated Money Market Fund - See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(i) Denotes investments in structured investment vehicles ("SIVS"). See Note 7 to the financial statements.

(j)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2008, is as follows:

                                                   ACQUISITION
SECURITY                                              DATES               COST
---------------------------------------------------------------------------------
Cheyne Finance LLC
   4.99% 2007                                       05-22-07           $1,626,589
   4.91% 2007                                       06-11-07            1,627,444
WhistleJacket Capital LLC
   3.26% 2008                                       03-23-07            3,000,005

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  17

(k) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $486,972,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $145,000
Unrealized depreciation                                             (2,612,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(2,467,000)
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 18 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $244,721,050)          $242,254,013
   Affiliated money market fund (identified cost
      $242,251,388)                                              242,251,388
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $486,972,438)                                                 484,505,401
Cash                                                                  12,584
Capital shares receivable                                          4,875,432
Dividends and accrued interest receivable                            333,782
Receivable for investment securities sold                          1,065,168
Unrealized appreciation on forward foreign currency
   contracts                                                       1,494,357
Cash deposits and collateral held with brokers                       370,000
----------------------------------------------------------------------------
Total assets                                                     492,656,724
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               651,726
Payable for investment securities purchased                        1,380,815
Unrealized depreciation on forward foreign currency
   contracts                                                       2,745,492
Accrued investment management services fee                            11,689
Accrued distribution fee                                               2,353
Accrued transfer agency fee                                            1,361
Accrued administrative services fee                                    1,051
Accrued plan administration services fee                                   1
Other accrued expenses                                                52,520
----------------------------------------------------------------------------
Total liabilities                                                  4,847,008
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $487,809,716
============================================================================

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  19

APRIL 30, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    501,031
Additional paid-in capital                                       506,303,081
Undistributed net investment income                                    1,232
Accumulated net realized gain (loss)                             (15,277,456)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                     (3,718,172)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $487,809,716
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                           $123,488,859
                                             Class B                           $  1,326,895
                                             Class C                           $  7,142,979
                                             Class I                           $165,945,132
                                             Class R4                          $     75,115
                                             Class R5                          $      9,180
                                             Class W                           $189,821,556
Net asset value per share of outstanding     Class A
   capital stock:                            shares(1)           12,688,886    $       9.73
                                             Class B shares         136,377    $       9.73
                                             Class C shares         735,196    $       9.72
                                             Class I shares      17,031,138    $       9.74
                                             Class R4 shares          7,718    $       9.73
                                             Class R5 shares            942    $       9.75
                                             Class W shares      19,502,840    $       9.73
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $10.03. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 20 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $  3,278,792
Income distributions from affiliated money market fund             2,778,019
   Less foreign taxes withheld                                        (9,778)
----------------------------------------------------------------------------
Total income                                                       6,047,033
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 1,466,151
Distribution fee
   Class A                                                            92,802
   Class B                                                             1,430
   Class C                                                            17,853
   Class W                                                            76,410
Transfer agency fee
   Class A                                                            34,455
   Class B                                                               148
   Class C                                                             1,713
   Class R4                                                               15
   Class R5                                                                2
   Class W                                                            61,128
Administrative services fee                                          131,533
Plan administration services fee -- Class R4                              73
Compensation of board members                                          3,822
Custodian fees                                                         7,960
Printing and postage                                                  17,150
Registration fees                                                    118,089
Professional fees                                                     17,907
Other                                                                  9,259
----------------------------------------------------------------------------
Total expenses                                                     2,057,900
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                    (232)
   Earnings and bank fee credits on cash balances                       (220)
----------------------------------------------------------------------------
Total net expenses                                                 2,057,448
----------------------------------------------------------------------------
Investment income (loss) -- net                                    3,989,585
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                              13,531
   Foreign currency transactions                                 (15,125,678)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                          (15,112,147)
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                     (3,674,199)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (18,786,346)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(14,796,761)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         APRIL 30, 2008     OCT. 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                            $  3,989,585      $  4,270,377
Net realized gain (loss) on investments                    (15,112,147)        5,699,827
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                        (3,674,199)         (119,494)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              (14,796,761)        9,850,710
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                 (886,703)         (203,734)
      Class B                                                   (2,189)             (336)
      Class C                                                  (27,910)             (605)
      Class I                                               (2,556,350)       (4,073,834)
      Class R4                                                    (889)             (464)
      Class R5                                                    (137)              (35)
      Class W                                                 (600,741)             (179)
   Net realized gain
      Class A                                               (1,516,443)          (98,464)
      Class B                                                     (355)              (99)
      Class C                                                  (52,812)              (99)
      Class I                                               (4,183,105)         (704,931)
      Class R4                                                  (1,945)              (99)
      Class R5                                                    (334)               --
      Class W                                                     (175)              (49)
-----------------------------------------------------------------------------------------
Total distributions                                         (9,830,088)       (5,082,928)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 22 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         APRIL 30, 2008     OCT. 31, 2007
                                                          (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         $144,824,658      $  8,607,654
   Class B shares                                            1,410,082                --
   Class C shares                                            7,274,900           209,110
   Class I shares                                          138,952,573        46,377,881
   Class R4 shares                                              48,000            28,800
   Class R5 shares                                                  --            10,000
   Class W shares                                          202,357,575             5,000
Reinvestment of distributions at net asset value
   Class A shares                                            2,348,103            20,454
   Class B shares                                                2,079                --
   Class C shares                                               73,184               261
   Class I shares                                            6,738,952         4,778,225
   Class R4 shares                                               2,333                44
   Class W shares                                              452,931                --
Payments for redemptions
   Class A shares                                          (27,378,528)      (10,093,640)
   Class B shares                                              (78,627)               --
   Class C shares                                             (197,295)               --
   Class I shares                                          (88,081,694)       (1,818,898)
   Class R4 shares                                             (10,152)               --
   Class W shares                                           (7,408,622)               --
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            381,330,452        48,124,891
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    356,703,603        52,892,673
Net assets at beginning of period                          131,106,113        78,213,440
-----------------------------------------------------------------------------------------
Net assets at end of period                               $487,809,716      $131,106,113
=========================================================================================
Undistributed net investment income                       $      1,232      $     86,566
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  23

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Absolute Return Currency and Income Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in short-term debt obligations and forward foreign currency contracts.

The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership. Class B of RiverSource Absolute Return Currency and Income Fund is currently closed to investors for new purchases.

-  Class C shares may be subject to a CDSC.

- Class I, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2008, RiverSource Investments, LLC (the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R5 shares.

At April 30, 2008, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 34% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 24 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At April 30, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2008 was $5,122,791 representing 1.05% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  25

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At April 30, 2008, the Fund had no outstanding forward-commitments.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the six months ended April 30, 2008.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

--------------------------------------------------------------------------------

 26 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts to produce incremental earnings, for operational purposes, or to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  27
made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15,

--------------------------------------------------------------------------------

 28 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Nov. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.89% to 0.70% annually as the Fund's assets increase. The management fee for the six months ended April 30, 2008 was 0.89% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2008 was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation,

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  29
employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2008, other expenses paid to this company were $108.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $206,019 for Class A and $859 for Class C for the six months ended April 30, 2008.

--------------------------------------------------------------------------------

 30 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 2.23% for Class B and 1.10% for Class R4. Of these waived fees and expenses, the transfer agency fees at the class level were $62 for Class B and $3 for Class R4, the plan administration services fee at the class level was $73 for Class R4, and the management fees at the Fund level were $94. Effective Nov. 1, 2007, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.47% for Class A, 2.23% for Class B, 2.22% for Class C, 1.17% for Class I, 1.35% for Class R4, 1.22% for Class R5 and 1.62% for Class W of the Fund's average daily net assets until Oct. 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended April 30, 2008, the Fund's transfer agency fees were reduced by $220 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $54,980,317 and $13,742,705, respectively, for the six months ended April 30, 2008. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  31

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                           SIX MONTHS ENDED APRIL 30, 2008
                                          ISSUED FOR
                                          REINVESTED                          NET
                               SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                     14,399,769      235,100      (2,782,258)      11,852,611
Class B                        143,231          213          (8,067)         135,377
Class C                        727,263        7,332         (20,225)         714,370
Class I                     13,882,895      673,125      (9,040,373)       5,515,647
Class R4                         4,723          233            (971)           3,985
Class W                     20,211,414       46,380        (755,448)      19,502,346
-----------------------------------------------------------------------------------------

                                              YEAR ENDED OCT. 31, 2007
                                          ISSUED FOR
                                          REINVESTED                          NET
                               SOLD      DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                        815,101        1,939        (976,765)        (159,725)
Class C                         19,801           25              --           19,826
Class I                      4,483,439      462,890        (173,987)       4,772,342
Class R4                         2,729            4              --            2,733
Class R5*                          942           --              --              942
Class W**                          494           --              --              494
-----------------------------------------------------------------------------------------

  * For the period from Oct. 18, 2007 (inception date) to Oct. 31, 2007. ** For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $549,816,037 and $367,471,129, respectively, for the six months ended April 30, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus

--------------------------------------------------------------------------------

 32 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended April 30, 2008.

7. INVESTMENTS IN STRUCTURED INVESTMENT VEHICLES

Structured investment vehicles ("SIVs") have generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. As of April 30, 2008, the Fund had two SIVs which remain outstanding, Cheyne Finance and Whistlejacket Capital LLC, with an aggregate value of $5.1 million, representing 1.1% of net assets.

On Aug. 28, 2007, Cheyne Finance breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This led to the appointment of receivers on Sept. 4, 2007. On Oct. 17, 2007, the receivers declared Cheyne Finance to be insolvent. The Fund's holdings in Cheyne Finance are in default as of their Nov. 20, 2007 and Dec. 11, 2007 maturity dates. On April 17, 2008, the Fund received a payment from Cheyne of $0.7 million, reducing the Fund's total remaining outstanding principal to $3.3 million. The receivers are currently developing a restructuring plan which will likely result in the Fund receiving less than full payment on its investment. Accordingly, these holdings have been determined to be illiquid.

On Feb. 11, 2008, Whistlejacket Capital LLC (WJC) breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This resulted in the appointment of receivers on Feb. 12, 2008. On Feb. 15, 2008, the receivers declared WJC to be insolvent. The Fund's position in WJC is in default as its Feb. 25, 2008 maturity date. The receivers are currently developing a restructuring plan which may result in the Fund receiving less than full payment on its investment. This holding has been determined to be illiquid.

As of April 30, 2008, the Fund's holdings in Cheyne and WJC were fair valued at $2.3 million and $2.9 million, respectively, down from their respective amortized costs of $3.3 million and $3.0 million. As of June 17, 2008 the remaining position of Cheyne has been fair valued at $2.2 million and WJC has been fair valued at 2.9 million.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  33

8. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN CURRENCY RISK

The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad.

GEOGRAPHIC CONCENTRATION RISK

The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc.

--------------------------------------------------------------------------------

 34 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

(Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  35

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                          2008(L)             2007          2006(B)
Net asset value, beginning of period                   $10.58           $10.09            $9.98
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .11(c)           .41(c)           .12
Net gains (losses) (both realized and unrealized)        (.47)             .57              .11
-----------------------------------------------------------------------------------------------
Total from investment operations                         (.36)             .98              .23
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.14)            (.39)            (.12)
Distributions from realized gains                        (.35)            (.10)              --
-----------------------------------------------------------------------------------------------
Total distributions                                      (.49)            (.49)            (.12)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.73           $10.58           $10.09
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $123               $9              $10
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (d),(e)                           1.43%(f)         1.36%            1.59%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                        1.43%(f)         1.36%            1.37%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                            2.22%(f)         3.98%            3.89%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%              36%              12%
-----------------------------------------------------------------------------------------------
Total return(i)                                        (3.51%)(j)        9.96%(k)         2.37%(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(l)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                         2008(L)              2007          2006(B)
Net asset value, beginning of period                   $10.58           $10.09            $9.97
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .04(c)           .34(c)           .09
Net gains (losses) (both realized and unrealized)        (.44)             .59              .12
-----------------------------------------------------------------------------------------------
Total from investment operations                         (.40)             .93              .21
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.10)            (.34)            (.09)
Distributions from realized gains                        (.35)            (.10)              --
-----------------------------------------------------------------------------------------------
Total distributions                                      (.45)            (.44)            (.09)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.73           $10.58           $10.09
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $1              $--              $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                            2.34%(f)         2.10%            2.38%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                        2.23%(f)         2.10%            2.16%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                             .81%(f)         3.26%            3.11%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%              36%              12%
-----------------------------------------------------------------------------------------------
Total return(i)                                        (3.84%)(j)        9.38%(k)         2.16%(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(l)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  37

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                         2008(L)              2007          2006(B)
Net asset value, beginning of period                   $10.57           $10.09            $9.97
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .06(c)           .34(c)           .09
Net gains (losses) (both realized and unrealized)        (.45)             .58              .12
-----------------------------------------------------------------------------------------------
Total from investment operations                         (.39)             .92              .21
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.11)            (.34)            (.09)
Distributions from realized gains                        (.35)            (.10)              --
-----------------------------------------------------------------------------------------------
Total distributions                                      (.46)            (.44)            (.09)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.72           $10.57           $10.09
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $7              $--              $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                            2.20%(f)         2.12%            2.38%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                        2.20%(f)         2.12%            2.16%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                            1.33%(f)         3.42%            3.11%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%              36%              12%
-----------------------------------------------------------------------------------------------
Total return(i)                                        (3.79%)(j)        9.37%(k)         2.16%(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is and before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(l)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                         2008(L)              2007          2006(B)
Net asset value, beginning of period                   $10.59           $10.10            $9.98
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .14(c)           .44(c)           .13
Net gains (losses) (both realized and unrealized)        (.49)             .59              .12
-----------------------------------------------------------------------------------------------
Total from investment operations                         (.35)            1.03              .25
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.15)            (.44)            (.13)
Distributions from realized gains                        (.35)            (.10)              --
-----------------------------------------------------------------------------------------------
Total distributions                                      (.50)            (.54)            (.13)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.74           $10.59           $10.10
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $166             $122              $68
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                            1.05%(f)         1.07%            1.34%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                        1.05%(f)         1.07%            1.12%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                            2.86%(f)         4.30%            4.37%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%              36%              12%
-----------------------------------------------------------------------------------------------
Total return(i)                                        (3.37%)(j)       10.49%(k)         2.56%(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(l)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  39

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                         2008(L)              2007          2006(B)
Net asset value, beginning of period                   $10.58           $10.09            $9.98
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .14(c)           .42(c)           .13
Net gains (losses) (both realized and unrealized)        (.49)             .59              .11
-----------------------------------------------------------------------------------------------
Total from investment operations                         (.35)            1.01              .24
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.15)            (.42)            (.13)
Distributions from realized gains                        (.35)            (.10)              --
-----------------------------------------------------------------------------------------------
Total distributions                                      (.50)            (.52)            (.13)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.73           $10.58           $10.09
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $--              $--              $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                            1.36%(f)         1.36%            1.45%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                        1.10%(f)         1.31%            1.23%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                            2.89%(f)         4.13%            4.04%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%              36%              12%
-----------------------------------------------------------------------------------------------
Total return(i)                                        (3.39%)(j)       10.27%(k)         2.42%(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(l)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                         2008(L)           2007(B)
Net asset value, beginning of period                   $10.59           $10.58
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                           .15              .02
Net gains (losses) (both realized and unrealized)        (.49)             .03
-----------------------------------------------------------------------------------------------
Total from investment operations                         (.34)             .05
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.15)            (.04)
Distributions from realized gains                        (.35)              --
-----------------------------------------------------------------------------------------------
Total distributions                                      (.50)            (.04)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.75           $10.59
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $--              $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                            1.09%(f)         1.06%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                        1.09%(f)         1.06%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                            2.99%(f)         4.43%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%              36%
-----------------------------------------------------------------------------------------------
Total return(i)                                        (3.29%)(j)         .44%(j),(k)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Oct. 18, 2007 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(l)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  41

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                         2008(L)           2007(B)
Net asset value, beginning of period                   $10.58           $10.13
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                           .07              .36
Net gains (losses) (both realized and unrealized)        (.44)             .55
-----------------------------------------------------------------------------------------------
Total from investment operations                         (.37)             .91
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.13)            (.36)
Distributions from realized gains                        (.35)            (.10)
-----------------------------------------------------------------------------------------------
Total distributions                                      (.48)            (.46)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.73           $10.58
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $190              $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                            1.61%(f)         1.54%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                        1.61%(f)         1.54%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                            1.39%(f)         3.88%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%              36%
-----------------------------------------------------------------------------------------------
Total return(i)                                        (3.55%)(j)        9.21%(j),(k)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures would have been lower by 0.05%.
(l)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  43

IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board observed that there has not yet developed an adequate comparable peer group against which to compare the Fund's expense ratio. The Board did take into account that the investment management services and administrative fee schedules were in line with those applicable to other global fixed income funds in the Fund's family. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability since inception. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and

--------------------------------------------------------------------------------

 44 RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL REPORT took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

         RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2008 SEMIANNUAL
                                                                      REPORT  45

     RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6512 C (6/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

EMERGING MARKETS BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008


RIVERSOURCE EMERGING MARKETS BOND
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH HIGH TOTAL RETURN THROUGH
CURRENT INCOME AND CAPITAL
APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     17

Notes to Financial Statements.......     22

Approval of Investment Management
   Services Agreement...............     39

Proxy Voting........................     41

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Emerging Markets Bond Fund's (the Fund) Class A shares declined
  0.31% (excluding sales charge) for the six months ended April 30, 2008.

> The Fund underperformed its benchmark, the J.P. Morgan Emerging Markets Bond
  Index-Global (J.P. Morgan EMBI-Global), which rose 1.90%.

> The Fund closely tracked the Lipper Emerging Markets Debt Funds Index, representing the Fund's peer group, which fell 0.29% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                Since
                                        6 months*   1 year   inception(a)
------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund
  Class A (excluding sales charge)       -0.31%     +2.10%      +6.71%
------------------------------------------------------------------------------
J.P. Morgan EMBI-Global(1) (unmanaged)   +1.90%     +4.60%      +7.63%
------------------------------------------------------------------------------
Lipper Emerging Markets Debt Funds
  Index(2)                               -0.29%     +2.46%      +6.35%
------------------------------------------------------------------------------

* Not annualized.

(a) Fund data is from Feb. 16, 2006. J.P. Morgan EMBI-Global and Lipper peer group data is from March 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) J.P. Morgan EMBI-Global, an unmanaged index, is based on U.S.
    dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Emerging Markets Debt Funds Index includes the 10 largest emerging markets debt funds tracked by Lipper Inc. The index's returns include reinvested dividends.

--------------------------------------------------------------------------------

 2 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


        DURATION
SHORT    INT.     LONG
                           HIGH
                           MEDIUM        QUALITY
         X                 LOW

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
(at April 30, 2008)
----------------------------------------

Weighted average life(1)          13.2 years
--------------------------------------------
Effective duration(2)              7.3 years
--------------------------------------------
Weighted average bond rating(3)   BB
--------------------------------------------

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                            Total
-------------------------------------
Class A                     1.33%
-------------------------------------
Class B                     2.13%
-------------------------------------
Class C                     2.13%
-------------------------------------
Class I                     0.93%
-------------------------------------
Class R4                    1.25%
-------------------------------------
Class W                     1.33%
-------------------------------------

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond funds, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   INCEPTION
 Class A (inception 2/16/06)          -0.31%     +2.10%    +6.71%
-----------------------------------------------------------------------
 Class B (inception 2/16/06)          -0.69%     +1.36%    +5.92%
-----------------------------------------------------------------------
 Class C (inception 2/16/06)          -0.58%     +1.43%    +5.91%
-----------------------------------------------------------------------
 Class I (inception 2/16/06)          -0.07%     +2.59%    +7.10%
-----------------------------------------------------------------------
 Class R4 (inception 2/16/06)         +0.15%     +2.62%    +6.99%
-----------------------------------------------------------------------
 Class W (inception 12/1/06)          -0.22%     +2.15%    +5.78%
-----------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 2/16/06)          -5.07%     -2.77%    +4.37%
-----------------------------------------------------------------------
 Class B (inception 2/16/06)          -5.47%     -3.40%    +4.21%
-----------------------------------------------------------------------
 Class C (inception 2/16/06)          -1.54%     +0.48%    +5.91%
-----------------------------------------------------------------------
AT MARCH 31, 2008
                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   INCEPTION
 Class A (inception 2/16/06)          +0.65%     +2.55%    +6.32%
-----------------------------------------------------------------------
 Class B (inception 2/16/06)          +0.27%     +1.71%    +5.53%
-----------------------------------------------------------------------
 Class C (inception 2/16/06)          +0.27%     +1.78%    +5.51%
-----------------------------------------------------------------------
 Class I (inception 2/16/06)          +0.90%     +3.04%    +6.71%
-----------------------------------------------------------------------
 Class R4 (inception 2/16/06)         +0.97%     +2.92%    +6.58%
-----------------------------------------------------------------------
 Class W (inception 12/1/06)          +0.66%     +2.51%    +5.10%
-----------------------------------------------------------------------

WITH SALES CHARGE
-----------------------------------------------------------------------
 Class A (inception 2/16/06)          -4.15%     -2.31%    +3.89%
-----------------------------------------------------------------------
 Class B (inception 2/16/06)          -4.56%     -3.08%    +3.74%
-----------------------------------------------------------------------
 Class C (inception 2/16/06)          -0.69%     +0.82%    +5.51%
-----------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

--------------------------------------------------------------------------------

 4 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

At April 30, 2008, approximately 76% of the Fund's shares were owned in aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Emerging Markets Bond Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 29, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Emerging Markets Bond Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 10 and 27.

Dear Shareholders,

RiverSource Emerging Markets Bond Fund's Class A shares declined 0.31% (excluding sales charge) for the six months ended April 30, 2008. The Fund underperformed its benchmark, the J.P. Morgan Emerging Markets Bond Index-Global (J.P. Morgan EMBI-Global), which rose 1.90%. The Fund closely tracked the Lipper Emerging Markets Debt Funds Index, representing the Fund's peer group, which fell 0.29% during the same period.

SIGNIFICANT PERFORMANCE FACTORS
From a broad perspective, performance in the emerging markets bond asset class was muted during the period by heightened financial market volatility. Equity market volatility, contagion from the subprime crisis, surging commodity prices and a weak U.S. dollar combined to increase investors' aversion to risk assets. There were also concerns about the real economic impacts of these factors, including much slower growth in the developed market nations and rising inflation in emerging market nations.

--------------------------------------------------------------------------------

             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------

Exposure to local currencies was the primary contributor to the Fund's performance, as several emerging market currencies strengthened against the U.S. dollar during the period. Fund holdings of bonds denominated in the Brazilian real, the Colombian peso and the Uruguayan peso contributed the most. The Fund's holdings of assets with average yields higher than the J.P. Morgan EMBI-Global also contributed significantly to results.

Country selection detracted from the Fund's performance. Modest exposure to Brazil and Venezuela, which contributed to results, did not fully offset the negative performance from overweight exposures to Argentina, Indonesia and Turkey. The portfolio's emerging market corporate bonds underperformed the J.P. Morgan EMBI-Global during the period, detracting from performance. While holdings of local currencies helped relative performance, non-U.S. interest rates, including those in Brazil, Colombia and Uruguay, generally trended higher and hurt Fund

PORTFOLIO BREAKDOWN BY COUNTRY
(at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Argentina                                            7.1%
--------------------------------------------------------------
Brazil                                              12.9%
--------------------------------------------------------------
Cayman Islands                                       3.7%
--------------------------------------------------------------
Colombia                                             5.4%
--------------------------------------------------------------
Dominican Republic                                   2.5%
--------------------------------------------------------------
El Salvador                                          1.8%
--------------------------------------------------------------
Indonesia                                            6.5%
--------------------------------------------------------------
Jamaica                                              1.0%
--------------------------------------------------------------
Kazakhstan                                           1.1%
--------------------------------------------------------------
Luxembourg                                           7.3%
--------------------------------------------------------------
Mexico                                               9.7%
--------------------------------------------------------------
Netherlands                                          3.0%
--------------------------------------------------------------
Pakistan                                             0.6%
--------------------------------------------------------------
Panama                                               0.4%
--------------------------------------------------------------
Peru                                                 0.9%
--------------------------------------------------------------
Philippine Islands                                   7.1%
--------------------------------------------------------------
Russia                                               4.2%
--------------------------------------------------------------
Turkey                                               8.5%
--------------------------------------------------------------
Ukraine                                              2.0%
--------------------------------------------------------------
United Kingdom                                       0.8%
--------------------------------------------------------------
Uruguay                                              4.6%
--------------------------------------------------------------
Venezuela                                            8.2%
--------------------------------------------------------------
Other(1)                                             0.7%
--------------------------------------------------------------

(1) Cash and Cash Equivalents.

--------------------------------------------------------------------------------

 6 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

performance because the prices of these underlying bonds declined as rates increased. In addition, U.S. interest rates declined during the semiannual period. An underexposure to U.S. dollar-denominated sovereign bonds compared with the J.P. Morgan EMBI-Global detracted because lower rates caused the prices of these bonds to increase.

CHANGES TO THE FUND'S PORTFOLIO
We made modest changes to the Fund's portfolio during the period. We slightly reduced the portfolio's exposure to corporate bonds. Also, because fundamentals continue to support the strength of many foreign currencies relative to the U.S. dollar, we gradually and opportunistically increased the portfolio's foreign currency exposure.

As of April 30, 2008, approximately 77% of the Fund's net assets were invested in sovereign debt and approximately 23% in corporate emerging market debt. The Fund had its most significant allocations relative to the J.P. Morgan EMBI-Global in the bond markets of Uruguay, Argentina, Colombia, Indonesia and El Salvador. Conversely, the Fund had its most modest exposures relative to the J.P. Morgan EMBI-Global in the bond markets of Brazil, Russia, Mexico, Peru and Panama.

QUALITY BREAKDOWN
(at April 30, 2008; % of portfolio assets excluding cash equivalents and equities)
-----------------------------------------------------------------

AA bonds                                             5.3%
--------------------------------------------------------------
A bonds                                              1.6%
--------------------------------------------------------------
BBB bonds                                           14.2%
--------------------------------------------------------------
BB bonds                                            56.1%
--------------------------------------------------------------
B bonds                                             21.5%
--------------------------------------------------------------
Non-rated bonds                                      1.3%
--------------------------------------------------------------

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating.

--------------------------------------------------------------------------------

             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

We continue to seek opportunities to invest in local currency denominated sovereign bonds, particularly in countries benefiting from higher commodity prices.

OUR FUTURE STRATEGY
In our opinion, we are likely closer to the end of the U.S. financial and credit market crisis than to the beginning. That said, a good number of unanswered questions remain regarding the extent of the impact of recent financial volatility and turmoil on U.S. economic growth.

Causing further uncertainty for the view ahead is the fact that at the end of April, commodity prices remained at or near historic highs. While high commodity prices historically have been a boon to commodity-exporting emerging market economies, this time the specter of higher inflation, especially in food, complicates the picture. Indeed, several emerging market nations raised their interest rates during the semiannual period in an effort to stave off inflation. Still, it is important to keep in mind that most of these countries came into this period of higher financial market volatility with low budget deficits, healthy current account balances and relatively low debt load. With flexible exchange rates and lower reliance on international capital, many of the vulnerabilities that triggered past crises are less of an issue today.

We continue to seek opportunities to invest in local currency denominated sovereign bonds, particularly in countries benefiting from higher commodity prices. Additionally, we look to see if these countries exhibit strong internal and external balance sheets. This strategy is based on our current view and value analysis.

--------------------------------------------------------------------------------

 8 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Looking ahead, we deem several factors important. Among them are the creditworthiness of each country, the strength of its economic policies, the soundness of its fundamentals and the attractiveness of its local interest rates. Using our top-down investment approach, we intend to continually evaluate these factors as we seek to identify individual securities and local currency investments that present attractive value opportunities.

                            (PHOTO - NICOLAS PIFER)
                                 Nic Pifer, CFA
                               Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                               BEGINNING         ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  996.90         $ 6.95           1.40%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.90         $ 7.02           1.40%
-------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  993.10         $10.75           2.17%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,014.07         $10.87           2.17%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  994.20         $10.71           2.16%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,014.12         $10.82           2.16%
-------------------------------------------------------------------------------------------
Class I
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  999.30         $ 4.57            .92%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.29         $ 4.62            .92%
-------------------------------------------------------------------------------------------
Class R4
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $1,001.50         $ 6.22           1.25%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.65         $ 6.27           1.25%
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  997.80         $ 6.76           1.36%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.10         $ 6.82           1.36%
-------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2008: -0.31% for Class A, -0.69% for Class B, -0.58% for Class C, -0.07% for Class I, +0.15% for Class R4 and -0.22% for Class W.

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (95.6%)(c)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
ARGENTINA (6.8%)
Alto Palermo
 Sr Unsecured
  05-11-17                           7.88%         $500,000(d)            $400,580
Banco Hipotecario
 Sr Unsecured
  04-27-16                           9.75           975,000(d)             858,000
Industrias Metalurgicas Pescarmona
 Sr Unsecured
  10-22-14                          11.25         2,250,000(d)           2,140,313
Republic of Argentina
  09-12-13                           7.00         2,850,000              2,244,375
  04-17-17                           7.00         1,670,000              1,160,650
  12-15-35                           5.00         9,450,000(b)           1,096,200
Republic of Argentina
 (Argentine Peso) Sr Unsecured
  06-12-12                          10.50         2,200,000                521,739
                                                                   ---------------
Total                                                                    8,421,857
----------------------------------------------------------------------------------

BRAZIL (12.3%)
Bertin Ltda
 Sr Unsecured
  10-05-16                          10.25         1,380,000(d)           1,438,650
Eletropaulo Metropolitana de Sao Paulo
 (Brazilian Real) Sr Unsecured
  06-28-10                          19.13         3,400,000(d)           2,230,245
Federative Republic of Brazil
  01-20-34                           8.25           358,000                454,660
Federative Republic of Brazil
 Sr Unsecured
  01-17-17                           6.00         1,050,000              1,097,250
  10-14-19                           8.88         1,738,000              2,239,761
JBS
 Sr Unsub
  08-04-16                          10.50           350,000(d)             365,313
Marfrig Overseas
  11-16-16                           9.63         1,330,000(d)           1,343,300

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
BRAZIL (CONT.)
Merrill Lynch & Co
 (Brazilian Real) Sr Unsecured
  03-08-17                          10.71%        5,300,000             $2,930,357
Morgan Stanley
 (Brazilian Real) Sr Unsecured
  05-03-17                          10.09         6,650,000(d)           3,321,597
                                                                   ---------------
Total                                                                   15,421,133
----------------------------------------------------------------------------------

CAYMAN ISLANDS (3.5%)
EEB Intl
  10-31-14                           8.75         1,050,000(d)           1,115,625
Odebrecht Finance
  10-18-17                           7.50         1,100,000(d)           1,166,319
Peru Enhanced Pass-Thru
 Sr Secured Zero Coupon
  05-31-18                           3.78         1,084,000(d,g)           731,700
TGI Intl
  10-03-17                           9.50         1,300,000(d)           1,383,200
                                                                   ---------------
Total                                                                    4,396,844
----------------------------------------------------------------------------------

COLOMBIA (5.2%)
Republic of Colombia
  09-18-37                           7.38         1,850,000              2,062,750
Republic of Colombia
 (Colombian Peso)
  03-01-10                          11.75      1,000,000,000               576,705
  10-22-15                          12.00      4,218,000,000             2,569,145
  06-28-27                           9.85       966,000,000                516,042
Santa Fe de Bogota
 (Colombian Peso) Sr Unsub
  07-26-28                           9.75      1,377,000,000(d)            678,485
                                                                   ---------------
Total                                                                    6,403,127
----------------------------------------------------------------------------------

DOMINICAN REPUBLIC (2.4%)
Aes Dominicana Energia Finance
  12-13-15                          11.00         1,050,000(d)           1,018,500

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
DOMINICAN REPUBLIC (CONT.)
Cerveceria Nacional Dominicana
Sr Unsub
  03-27-12                          16.00%       $1,450,000(d,f)        $1,421,000
Dominican Republic
 Sr Unsecured
  04-20-27                           8.63           150,000(d)             159,750
EGE Haina Finance
  04-26-17                           9.50           450,000(d)             412,313
                                                                   ---------------
Total                                                                    3,011,563
----------------------------------------------------------------------------------

EL SALVADOR (1.7%)
Republic of El Salvador
 Sr Unsecured
  06-15-35                           7.65         2,010,000(d)           2,150,700
----------------------------------------------------------------------------------

INDONESIA (6.3%)
Republic of Indonesia
 (Indonesian Rupiah)
  10-15-14                          11.00      13,000,000,000            1,309,054
  07-15-17                          10.00      15,000,000,000            1,383,929
  07-15-22                          10.25      18,200,000,000            1,600,594
Republic of Indonesia
 Sr Unsecured
  01-17-18                           6.88           200,000(d)             204,250
  10-12-35                           8.50         1,040,000(d)           1,133,600
  02-17-37                           6.63         2,450,000(d)           2,180,500
                                                                   ---------------
Total                                                                    7,811,927
----------------------------------------------------------------------------------

JAMAICA (1.0%)
Govt of Jamaica
 Sr Unsecured
  03-15-39                           8.00         1,280,000              1,235,200
----------------------------------------------------------------------------------

KAZAKHSTAN (1.0%)
Kazkommerts Intl
  11-03-15                           8.00           450,000(d)             360,000
Temir Capital for JSC TemirBank
  05-21-14                           9.50           850,000(d)             916,408
                                                                   ---------------
Total                                                                    1,276,408
----------------------------------------------------------------------------------

LUXEMBOURG (7.0%)
Gaz Capital
 Sr Unsecured
  11-22-16                           6.21         2,050,000(d)           1,965,949
  03-07-22                           6.51           900,000(d)             823,500
  08-16-37                           7.29         1,650,000(d)           1,577,813

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
LUXEMBOURG (CONT.)
MHP
  11-30-11                          10.25%       $1,650,000(d)          $1,650,000
TNK-BP Finance
  07-18-16                           7.50           400,000(d)             385,268
  03-20-17                           6.63           800,000(d)             729,965
  03-13-18                           7.88         1,525,000(d)           1,530,384
                                                                   ---------------
Total                                                                    8,662,879
----------------------------------------------------------------------------------

MEXICO (9.3%)
Controladora Comerical Mexicana
 (Mexican Peso)
  03-30-27                           8.70        31,700,000(d)           2,948,588
Mexican Fixed Rate Bonds
 (Mexican Peso)
  12-20-12                           9.00         9,600,000                953,364
  12-18-14                           9.50         9,500,000                979,122
Pemex Project Funding Master Trust
  03-01-18                           5.75         1,000,000(d)           1,030,000
  06-15-35                           6.63         3,304,000              3,441,994
Vitro
  02-01-17                           9.13         2,620,000              2,249,270
                                                                   ---------------
Total                                                                   11,602,338
----------------------------------------------------------------------------------

NETHERLANDS (2.9%)
Intergas Finance
  05-14-17                           6.38           500,000(d)             432,145
Majapahit Holding
  10-17-16                           7.75         1,600,000(d)           1,575,999
  06-28-17                           7.25         1,450,000(d)           1,419,507
  06-29-37                           7.88           200,000(d)             181,760
                                                                   ---------------
Total                                                                    3,609,411
----------------------------------------------------------------------------------

PAKISTAN (0.6%)
Islamic Republic of Pakistan
  06-01-17                           6.88           850,000(d)             732,063
----------------------------------------------------------------------------------

PANAMA (0.4%)
Republic of Panama
  04-28-34                           8.13           175,000                212,625
Republic of Panama
 Sr Unsecured
  01-26-36                           6.70           250,000                259,375
                                                                   ---------------
Total                                                                      472,000
----------------------------------------------------------------------------------

                                             See accompanying Notes to Portfolio
of Investments.
--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  13

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

PERU (0.9%)
Banco de Credito del Peru
 Sub Nts
  11-07-21                           6.95%         $800,000(d,f)          $838,624
Republic of Peru
 Sr Unsecured
  03-14-37                           6.55           256,000                268,800
                                                                   ---------------
Total                                                                    1,107,424
----------------------------------------------------------------------------------

PHILIPPINE ISLANDS (6.8%)
Natl Power
  11-02-16                           6.88           900,000(d)             917,604
Republic of Philippines
  10-07-16                           8.75           100,000(d)             119,750
  01-15-19                           9.88           550,000                706,750
  10-21-24                           9.50         1,821,000              2,317,223
  01-14-31                           7.75         3,906,000              4,404,015
                                                                   ---------------
Total                                                                    8,465,342
----------------------------------------------------------------------------------

RUSSIA (4.1%)
Alfa MTN Markets/ABH Financial
  06-25-12                           8.20           850,000(d)             824,500
Gazstream
  07-22-13                           5.63           706,378(d)             707,261
Russian Federation
  03-31-30                           7.50         1,980,835(d)           2,268,057
Russian Standard Finance
 Sr Unsub
  05-05-11                           8.63         1,350,000(d)           1,242,001
                                                                   ---------------
Total                                                                    5,041,819
----------------------------------------------------------------------------------

TURKEY (8.2%)
Republic of Turkey
  03-15-15                           7.25           679,000                707,009
  04-03-18                           6.75           350,000                350,875
  02-05-25                           7.38         2,100,000              2,128,875
  02-14-34                           8.00         1,320,000              1,397,550
  03-17-36                           6.88         6,000,000              5,550,599
                                                                   ---------------
Total                                                                   10,134,908
----------------------------------------------------------------------------------

UKRAINE (1.9%)
Credit Suisse First Boston Intl for City of Kiev Ukraine
  11-06-15                           8.00           100,000(d)              95,000

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UKRAINE (CONT.)
Credit Suisse First Boston Intl for Ex-Im Bank of Ukraine
  02-09-16                           8.40%         $300,000               $291,390
Govt of Ukraine
  06-26-12                           6.39         1,700,000(d)           1,781,048
Standard Bank London Holdings for NAK Naftogaz Ukrainy
 Secured
  09-30-09                           8.13           200,000                192,460
                                                                   ---------------
Total                                                                    2,359,898
----------------------------------------------------------------------------------

UNITED KINGDOM (0.8%)
UK SPV Credit Finance for JSC
 Commercial Bank Privatbank
  02-06-12                           8.00         1,100,000(d)             996,991
----------------------------------------------------------------------------------

URUGUAY (4.5%)
Republic of Uruguay
 Pay-in-kind
  01-15-33                           7.88               500(e)                 543
Republica Orient Uruguay
 (Uruguay Peso)
  04-05-27                           4.25        73,706,880(i)           3,816,493
  06-26-37                           3.07        15,043,773(i)             684,423
Republica Orient Uruguay
 Sr Unsecured
  03-21-36                           7.63           983,939              1,038,056
                                                                   ---------------
Total                                                                    5,539,515
----------------------------------------------------------------------------------

VENEZUELA (7.9%)
Petroleos de Venezuela
  04-12-17                           5.25         4,450,000              2,937,000
Republic of Venezuela
  02-26-16                           5.75         4,480,000              3,528,000
  12-09-20                           6.00           200,000                140,000
  04-21-25                           7.65           250,000                191,850
Republic of Venezuela
 Sr Unsecured
  10-08-14                           8.50         2,994,000              2,806,875
  01-13-34                           9.38           231,000                209,055
                                                                   ---------------
Total                                                                    9,812,780
----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $120,982,840)                                                  $118,666,127
----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

MONEY MARKET FUND (0.7%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%              830,133(h)             $830,133
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $830,133)                                                            $830,133
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $121,812,973)(j)                                                 $119,496,260
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $53,904,125 or 43.4% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2008.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Affiliated Money Market Fund - See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(i) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $121,813,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $3,034,000
Unrealized depreciation                                             (5,351,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                        $(2,317,000)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  15

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 16 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $120,982,840)          $118,666,127
   Affiliated money market fund (identified cost $830,133)           830,133
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $121,812,973)                                                 119,496,260
Foreign currency holdings (identified cost $172,834)                 178,020
Capital shares receivable                                            591,368
Dividends and accrued interest receivable                          2,125,931
Receivable for investment securities sold                          2,256,526
----------------------------------------------------------------------------
Total assets                                                     124,648,105
----------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                       16,078
Capital shares payable                                               403,723
Accrued investment management services fee                             2,513
Accrued distribution fee                                                 235
Accrued transfer agency fee                                              113
Accrued administrative services fee                                      279
Other accrued expenses                                                44,532
----------------------------------------------------------------------------
Total liabilities                                                    467,473
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $124,180,632
============================================================================

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  17

APRIL 30, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    123,060
Additional paid-in capital                                       125,307,208
Undistributed net investment income                                  347,039
Accumulated net realized gain (loss)                                 675,278
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                     (2,271,953)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $124,180,632
============================================================================

Net assets applicable to outstanding shares:   Class A                         $  7,496,115
                                               Class B                         $  1,563,250
                                               Class C                         $    258,082
                                               Class I                         $ 94,804,907
                                               Class R4                        $     20,779
                                               Class W                         $ 20,037,499
Net asset value per share of outstanding       Class A
   capital stock:                              shares(1)             742,628   $      10.09
                                               Class B shares        155,018   $      10.08
                                               Class C shares         25,626   $      10.07
                                               Class I shares      9,393,323   $      10.09
                                               Class R4 shares         2,060   $      10.09
                                               Class W shares      1,987,328   $      10.08
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $10.59. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 18 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $ 6,520,689
Income distributions from affiliated money market fund              117,426
   Less foreign taxes withheld                                       (1,749)
---------------------------------------------------------------------------
Total income                                                      6,636,366
---------------------------------------------------------------------------
Expenses:
Investment management services fee                                  595,508
Distribution fee
   Class A                                                            7,416
   Class B                                                            6,469
   Class C                                                              993
   Class W                                                           32,259
Transfer agency fee
   Class A                                                            7,788
   Class B                                                            1,798
   Class C                                                              268
   Class R4                                                               5
   Class W                                                           25,807
Administrative services fee                                          66,167
Plan administration services fee -- Class R4                             23
Compensation of board members                                         1,680
Custodian fees                                                       19,350
Printing and postage                                                  8,460
Registration fees                                                    47,915
Professional fees                                                    14,647
Other                                                                 3,396
---------------------------------------------------------------------------
Total expenses                                                      839,949
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                 (2,262)
   Earnings and bank fee credits on cash balances                       (37)
---------------------------------------------------------------------------
Total net expenses                                                  837,650
---------------------------------------------------------------------------
Investment income (loss) -- net                                   5,798,716
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                            697,814
   Foreign currency transactions                                     47,569
---------------------------------------------------------------------------
Net realized gain (loss) on investments                             745,383
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (7,037,031)
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (6,291,648)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $  (492,932)
===========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         APRIL 30, 2008     OCT. 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $  5,798,716      $  6,058,237
Net realized gain (loss) on investments                        745,383         1,803,817
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                        (7,037,031)        2,593,776
Net increase (decrease) in net assets resulting from
   operations                                                 (492,932)       10,455,830
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
      Class A                                                 (210,131)         (501,538)
      Class B                                                  (40,292)          (32,727)
      Class C                                                   (6,356)           (4,490)
      Class I                                               (4,721,860)       (4,198,103)
      Class R4                                                    (705)             (838)
      Class W                                                 (874,339)       (1,049,016)
   Net realized gain
      Class A                                                  (47,559)          (18,393)
      Class B                                                  (11,052)             (880)
      Class C                                                   (1,687)              (83)
      Class I                                               (1,321,379)          (59,853)
      Class R4                                                    (167)              (22)
      Class W                                                 (304,713)               (8)
-----------------------------------------------------------------------------------------
Total distributions                                         (7,540,240)       (5,865,951)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 20 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         APRIL 30, 2008     OCT. 31, 2007
                                                          (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         $  3,695,661      $  3,695,695
   Class B shares                                              791,003           934,159
   Class C shares                                              144,278           131,955
   Class I shares                                            5,815,553       105,338,850
   Class R4 shares                                               7,693             6,989
   Class W shares                                           12,526,711        73,570,698
Reinvestment of distributions at net asset value
   Class A shares                                              248,644           167,200
   Class B shares                                               43,844            28,622
   Class C shares                                                6,456             3,686
   Class I shares                                            6,042,771         4,257,340
   Class R4 shares                                                 393               273
   Class W shares                                            1,178,836         1,048,760
Payments for redemptions
   Class A shares                                             (870,179)      (11,436,832)
   Class B shares                                             (361,833)         (358,088)
   Class C shares                                              (53,217)           (7,430)
   Class I shares                                          (57,884,927)      (13,150,244)
   Class R4 shares                                              (2,688)           (6,001)
   Class W shares                                          (30,152,262)      (37,405,273)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            (58,823,263)      126,820,359
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (66,856,435)      131,410,238
Net assets at beginning of period                          191,037,067        59,626,829
-----------------------------------------------------------------------------------------
Net assets at end of period                               $124,180,632      $191,037,067
=========================================================================================
Undistributed net investment income                       $    347,039      $    402,006
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Emerging Markets Bond Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in fixed income securities of emerging market issuers.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2008, RiverSource Investments, LLC (the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

At April 30, 2008, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 76% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at

--------------------------------------------------------------------------------

 22 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At April 30, 2008, the Fund had no outstanding forward-commitments.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT 23 roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the six months ended April 30, 2008.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation

--------------------------------------------------------------------------------

 24 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2008, foreign currency holdings were entirely comprised of Mexican pesos.

The Fund may enter into forward foreign currency contracts to produce incremental earnings, for operational purposes, or to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At April 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes" which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  25

Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Nov. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial

--------------------------------------------------------------------------------

 26 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% annually as the Fund's assets increase. The management fee for the six months ended April 30, 2008 was 0.72% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2008 was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2008, other expenses paid to this company were $678.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT 27 value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $24,247 for Class A, $615 for Class B and $186 for Class C for the six months ended April 30, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.40% for Class A, 2.16% for Class B, 2.16% for Class C, 0.99% for Class R4 and 1.36% for Class W. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $1,789, $389 and $61 for Class A, Class B, and Class C, respectively and the plan administration services fee at the class level was $23 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to

--------------------------------------------------------------------------------

 28 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.40% for Class A, 2.17% for Class B, 2.16% for Class C, 0.95% for Class I, 1.25% for Class R4 and 1.40% for Class W of the Fund's average daily net assets until Oct. 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended April 30, 2008, the Fund's transfer agency fees were reduced by $37 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $11,405,120 and $66,719,984, respectively, for the six months ended April 30, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED APRIL 30, 2008
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                          360,778        24,490          (85,048)          300,220
Class B                           77,536         4,323          (35,511)           46,348
Class C                           14,125           637           (5,205)            9,557
Class I                          560,799       594,458       (5,685,674)       (4,530,417)
Class R4                             749            39             (263)              525
Class W                        1,217,753       116,063       (2,939,592)       (1,605,776)
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED OCT. 31, 2007
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                          355,415        16,082       (1,076,628)         (705,131)
Class B                           90,068         2,759          (34,366)           58,461
Class C                           12,620           355             (724)           12,251
Class I                       10,129,478       409,766       (1,279,390)        9,259,854
Class R4                             677            26             (583)              120
Class W*                       7,065,923       101,109       (3,573,928)        3,593,104
----------------------------------------------------------------------------------------------

  * For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  29

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $44,802,292 and $51,669,698, respectively, for the six months ended April 30, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended April 30, 2008.

7. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they

--------------------------------------------------------------------------------

 30 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT 31 or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 32 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2008(K)           2007        2006(B)
Net asset value, beginning of period     $10.57         $10.16          $9.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .35(c)         .59(c)         .33
Net gains (losses) (both realized and
 unrealized)                               (.39)           .39            .18
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.04)           .98            .51
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.35)          (.55)          (.33)
Distributions from realized gains          (.09)          (.02)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.44)          (.57)          (.33)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.09         $10.57         $10.16
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $7             $5            $12
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.46%(f)       1.33%          1.81%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.40%(f)       1.33%          1.39%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              6.84%(f)       5.61%          5.20%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      7%            41%            32%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           (.31%)(j)      9.94%          5.25%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  33

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(K)            2007        2006(B)
Net asset value, beginning of period     $10.55         $10.16          $9.97
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .31(c)         .52(c)         .28
Net gains (losses) (both realized and
 unrealized)                               (.38)           .37            .19
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.07)           .89            .47
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.31)          (.48)          (.28)
Distributions from realized gains          (.09)          (.02)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.40)          (.50)          (.28)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.08         $10.55         $10.16
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $2             $1             $1
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.22%(f)       2.13%          2.62%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          2.16%(f)       2.13%          2.20%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              6.05%(f)       4.90%          4.51%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      7%            41%            32%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           (.69%)(j)      8.94%          4.80%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(K)            2007        2006(B)
Net asset value, beginning of period     $10.54         $10.15          $9.97
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .31(c)         .53(c)         .28
Net gains (losses) (both realized and
 unrealized)                               (.37)           .36            .18
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.06)           .89            .46
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.32)          (.48)          (.28)
Distributions from realized gains          (.09)          (.02)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.41)          (.50)          (.28)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.07         $10.54         $10.15
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.22%(f)       2.13%          2.61%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          2.16%(f)       2.13%          2.19%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              6.11%(f)       5.00%          4.46%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      7%            41%            32%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           (.58%)(j)      8.94%          4.75%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  35

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2008(K)            2007        2006(B)
Net asset value, beginning of period      $10.57         $10.16          $9.98
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .37(c)         .65(c)         .35
Net gains (losses) (both realized and
 unrealized)                                (.38)           .38            .17
------------------------------------------------------------------------------------------------------------
Total from investment operations            (.01)          1.03            .52
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.38)          (.60)          (.34)
Distributions from realized gains           (.09)          (.02)            --
------------------------------------------------------------------------------------------------------------
Total distributions                         (.47)          (.62)          (.34)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $10.09         $10.57         $10.16
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $95           $147            $47
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                .92%(f)        .93%          1.52%(f)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)            .92%(f)        .93%          1.10%(f)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)               7.12%(f)       6.14%          5.70%(f)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       7%            41%            32%
------------------------------------------------------------------------------------------------------------
Total return(i)                            (.07%)(j)     10.38%          5.44%(j)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(K)            2007        2006(B)
Net asset value, beginning of period     $10.56         $10.16          $9.98
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .36(c)         .60(c)         .34
Net gains (losses) (both realized and
 unrealized)                               (.35)           .39            .18
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .01            .99            .52
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.39)          (.57)          (.34)
Distributions from realized gains          (.09)          (.02)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.48)          (.59)          (.34)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.09         $10.56         $10.16
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.25%(f)       1.24%          1.67%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .99%(f)       1.24%          1.25%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              7.18%(f)       5.75%          5.37%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      7%            41%            32%
-----------------------------------------------------------------------------------------------------------
Total return(i)                            .15%(j)       9.97%          5.36%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  37

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(K)         2007(B)
Net asset value, beginning of period     $10.55         $10.24
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .34            .57
Net gains (losses) (both realized and
 unrealized)                               (.37)           .28
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.03)           .85
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.35)          (.52)
Distributions from realized gains          (.09)          (.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.44)          (.54)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.08         $10.55
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $20            $38
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.36%(f)       1.33%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.36%(f)       1.33%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              6.58%(f)       5.86%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      7%            41%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           (.22%)(j)      8.49%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments).

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  39

The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed that the Fund's expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and

--------------------------------------------------------------------------------

 40 RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT

Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability since inception. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2008 SEMIANNUAL REPORT  41

     RIVERSOURCE EMERGING MARKETS BOND FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6511 D (6/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

GLOBAL BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008


RIVERSOURCE GLOBAL BOND FUND SEEKS
TO PROVIDE SHAREHOLDERS WITH HIGH
TOTAL RETURN THROUGH INCOME AND
GROWTH OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     26

Notes to Financial Statements.......     32

Approval of Investment Management
   Services Agreement...............     49

Proxy Voting........................     51

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

                       RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Global Bond Fund's (the Fund) Class A shares gained 3.94%
  (excluding sales charge) for the six months ended April 30, 2008.

> The Fund underperformed its benchmark, the Lehman Brothers Global Aggregate
  Index, which rose 6.27%.

> The Fund outperformed the Lipper Global Income Funds Index, representing the
  Fund's peer group, which increased 3.21% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                             6 months*   1 year    3 years   5 years   10 years
-----------------------------------------------------------------------------------
RiverSource Global Bond
  Fund Class A (excluding
  sales charge)               +3.94%      +8.65%   +4.47%    +6.03%     +5.26%
-----------------------------------------------------------------------------------
Lehman Brothers Global
  Aggregate Index(1)
  (unmanaged)                 +6.27%     +11.78%   +5.54%    +6.63%     +6.30%
-----------------------------------------------------------------------------------
Lipper Global Income Funds
  Index(2)                    +3.21%      +7.04%   +4.93%    +6.09%     +5.41%
-----------------------------------------------------------------------------------

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------

 2 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


        DURATION
SHORT    INT.     LONG
         X                 HIGH
                           MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
(at April 30, 2008)
----------------------------------------

Weighted average life(1)           6.8 years
--------------------------------------------
Effective duration(2)              4.9 years
--------------------------------------------
Weighted average bond rating(3)        BB
--------------------------------------------

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                         Total      Net Expenses(a)
-------------------------------------------------------
Class A                  1.37%           1.25%
-------------------------------------------------------
Class B                  2.13%           2.01%
-------------------------------------------------------
Class C                  2.13%           2.01%
-------------------------------------------------------
Class I                  0.87%           0.82%
-------------------------------------------------------
Class R4                 1.17%           1.12%
-------------------------------------------------------
Class W                  1.35%           1.27%
-------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 1.25% for Class A, 2.01% for Class B, 2.01% for Class C, 0.82% for Class I, 1.12% for Class R4 and 1.27% for Class W.

(1)
     WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

                       RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 3/20/89)          +3.94%      +8.65%   +4.47%    +6.03%     +5.26%        N/A
---------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          +3.53%      +7.73%   +3.64%    +5.20%     +4.44%        N/A
---------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          +3.60%      +7.86%   +3.63%    +5.21%       N/A       +6.11%
---------------------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)           +4.16%      +9.10%   +4.84%      N/A        N/A       +5.77%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 3/20/95)         +4.24%      +9.06%   +4.71%    +6.24%     +5.47%        N/A
---------------------------------------------------------------------------------------------------------
 Class W (inception 12/1/06)          +4.00%      +8.80%     N/A       N/A        N/A       +6.94%
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/20/89)          -0.95%      +3.53%   +2.77%    +5.01%     +4.72%        N/A
---------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -1.47%      +2.73%   +2.38%    +4.87%     +4.44%        N/A
---------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          +2.60%      +6.86%   +3.63%    +5.21%       N/A       +6.11%
---------------------------------------------------------------------------------------------------------

AT MARCH 31, 2008
                                                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 3/20/89)          +6.22%     +10.74%   +5.12%    +6.54%     +5.40%         N/A
---------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          +5.77%      +9.77%   +4.28%    +5.74%     +4.59%         N/A
---------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          +5.86%      +9.92%   +4.32%    +5.75%       N/A        +6.31%
---------------------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)           +6.45%     +11.04%   +5.49%      N/A        N/A        +6.11%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 3/20/95)         +6.52%     +11.16%   +5.36%    +6.79%     +5.61%         N/A
---------------------------------------------------------------------------------------------------------
 Class W (inception 12/1/06)          +6.28%     +10.73%     N/A       N/A        N/A        +8.08%
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 3/20/89)          +1.16%      +5.47%   +3.44%    +5.51%     +4.86%         N/A
---------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          +0.77%      +4.77%   +3.04%    +5.41%     +4.59%         N/A
---------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          +4.86%      +8.92%   +4.32%    +5.75%       N/A        +6.31%
---------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

*  Not annualized.
** For classes with less than 10 years performance.

--------------------------------------------------------------------------------

 4 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

At April 30, 2008, approximately 28% of the Fund's shares were owned in aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Global Bond Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 40, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Global Bond Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 10 and 38.

Dear Shareholders,
RiverSource Global Bond Fund's Class A shares gained 3.94% (excluding sales charge) for the six months ended April 30, 2008. The Fund underperformed its benchmark, the Lehman Brothers Global Aggregate Index (Lehman Global Index), which rose 6.27%. However, the Fund outperformed the Lipper Global Income Funds Index, representing the Fund's peer group, which increased 3.21% during the same period.

SECTOR BREAKDOWN (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Asset-Backed                                         1.5%
--------------------------------------------------------------
Commercial Mortgage-Backed                           6.8%
--------------------------------------------------------------
Consumer Discretionary                               1.6%
--------------------------------------------------------------
Consumer Staples                                     1.2%
--------------------------------------------------------------
Energy                                               1.1%
--------------------------------------------------------------
Financials                                           7.3%
--------------------------------------------------------------
Foreign Government                                  55.2%
--------------------------------------------------------------
Health Care                                          0.6%
--------------------------------------------------------------
Industrials                                          1.0%
--------------------------------------------------------------
Materials                                            0.2%
--------------------------------------------------------------
Mortgage-Backed                                     10.9%
--------------------------------------------------------------
Telecommunication                                    5.2%
--------------------------------------------------------------
U.S. Government Obligations & Agencies               5.4%
--------------------------------------------------------------
Utilities                                            1.8%
--------------------------------------------------------------
Other(1)                                             0.2%
--------------------------------------------------------------

(1) Cash & Cash Equivalents.

--------------------------------------------------------------------------------

                       RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------

SIGNIFICANT PERFORMANCE FACTORS
At the start of the period, the Fund had approximately 51% of its net assets exposed to foreign currencies, which had a positive impact on performance. The U.S. dollar fell 3.70% on a trade-weighted basis for the semiannual period. As the value of the U.S. dollar decreases, the dollar value of foreign investments typically increases and vice versa. One of the key factors driving the U.S. dollar lower was the sharp drop in U.S. interest rates relative to interest rates in major foreign economies. The decline in U.S. rates reflected increasingly dislocated financial markets, fears the U.S. economy might slip into recession and aggressive monetary easing by the Federal Open Market Committee (the FOMC). Over the six-month period, the Fed cut the targeted federal funds rate to 2.00% from 4.50%, a dramatic 2.50% reduction. Positive returns from its fixed income holdings, as measured in local currency terms (i.e., before the impact of currency fluctuations are taken into account) further boosted the Fund's results. In general, foreign bond markets underperformed the U.S. bond market in local currency terms, reflecting more resilient economic performance, tighter central bank policy and less advantageous bond yield movements overseas.

Relative to the Lehman Global Index, the Fund was hurt during the semiannual period by several of our investment decisions. The Fund was impacted most by its currency positioning, especially its underexposure to the Japanese yen, which appreciated 10.31% against the U.S. dollar during the period. The Japanese yen is a perpetually low-yielding currency and global investors tend to underweight or short it to fund investment in other

TOP TEN COUNTRIES (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

United States                                       35.8%
--------------------------------------------------------------
Japan                                               11.0%
--------------------------------------------------------------
Germany                                             10.4%
--------------------------------------------------------------
United Kingdom                                       6.4%
--------------------------------------------------------------
France                                               5.0%
--------------------------------------------------------------
Netherlands                                          4.9%
--------------------------------------------------------------
Canada                                               3.7%
--------------------------------------------------------------
Italy                                                3.6%
--------------------------------------------------------------
Spain                                                3.0%
--------------------------------------------------------------
Belgium                                              2.1%
--------------------------------------------------------------

--------------------------------------------------------------------------------

 6 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The Fund was impacted most by its currency positioning, especially its underexposure to the Japanese yen, which appreciated 10.31% against the U.S. dollar during the period.

currencies that offer higher yields. This strategy tends to work well over time, but it often causes the yen's value to abruptly rise during periods of market crisis, as sentiment deteriorates and investors look to reduce risk. We saw just this sort of move in the yen during the semiannual period when signs of stress in the financial markets multiplied.
Given its underweight position, the Fund derived less benefit from the yen's appreciation than its benchmark.

Our views on the broad direction of interest rates and the Fund's yield curve positioning across the maturity spectrum also detracted from performance relative to the Lehman Global Index during the period. The sharp drop in U.S. Treasury yields, especially at the short-term end of the yield curve, hurt performance in particular. On balance, our allocations to various segments of the global bond market also took a toll: The negative impact of an overexposure to U.S. commercial mortgage-backed securities and a small allocation to high yield bonds more than offset the positive effect of the Fund's underweight position in agency securities and investment grade corporate bonds.

Relative to the Fund's peer group, the Fund likely benefited from its generally conservative approach toward riskier fixed income assets, such as emerging market bonds, medium and lower quality corporate bonds and non-agency U.S. mortgage-backed securities. This conservative stance may have insulated the Fund better than some of its peers when financial market stress and forced debt payoffs roiled the markets for these riskier assets.

--------------------------------------------------------------------------------

                       RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

CHANGES TO THE FUND'S PORTFOLIO
We made several adjustments to portfolio positioning during the period. For example, we added exposure to Japanese interest rates, as that country began to show signs of slower growth. We reduced interest rate exposure in the U.S. with the view that investors had started to price in too many interest rate cuts from the Fed. Within the Fund's currency positioning, we modestly scaled back an overweight position in the U.S. dollar and added some exposure to both the Japanese yen and the euro.

The most significant change we made to the Fund's portfolio during the period was to eliminate its long-standing underweight position in investment grade corporate bonds, a shift we made primarily during the second half of the semiannual period. A year ago, we felt the relative value in corporate bonds was poor, with yield spreads (the difference in yields between investment grade corporate bonds and U.S. Treasuries) near historically tight levels. The market turmoil that unfolded in July 2007 and increased over the following months took yield spreads on investment grade corporate bonds back to historically wide levels not seen since 2002. With this in mind, we accomplished this shift by adding mostly to our position in U.S. dollar-denominated corporate bonds, where we see better value than foreign currency-denominated corporate bonds. Within the riskier segments of the fixed income market, we decreased the Fund's already modest exposure to high yield corporate bonds, where we expect default rates to rise. Additionally, we increased the Fund's allocation to sovereign emerging market debt.

OUR FUTURE STRATEGY
The dislocation across the global fixed income markets reached an extreme in the early months of 2008. Falling asset prices led to margin calls that required assets to be sold, which in turn reduced asset prices further. This vicious cycle, in addition to other investor concerns, grabbed hold of the markets. However, the dramatic steps taken by the Fed (including the Fed's unprecedented financial support for JPMorgan's purchase of Bear Stearns in mid-March) and other central banks appear to have broken the cycle. Indeed, market sentiment improved substantially after the Bear Stearns takeover and such sentiment continued to get better through the end of the semiannual period, suggesting that the worst of the financial market crisis may finally be behind us. If so, we expect to see a gradual process of normalization across the global bond markets - including plenty of

--------------------------------------------------------------------------------

 8 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

setbacks along the way - that eventually reverses many of the sharp movements in yields, spreads and currencies seen during the period. In this environment, we believe it makes sense to continue adding exposure to bonds that were unfairly punished during the market turmoil, since their valuations remain attractive from a longer-term perspective.

As always, we constantly monitor the market for changing conditions and regularly review the Fund's duration, country, sector, yield curve, and currency positioning in an effort to seek an attractive balance between risk and potential return. Our sector teams remain focused on careful individual security selection, as we continue to seek opportunities to capitalize on attractively valued bonds.

                            (PHOTO - NICOLAS PIFER)

Nic Pifer, CFA(R)
Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

                       RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                BEGINNING         ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                              NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,039.40         $ 6.34           1.25%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,018.65         $ 6.27           1.25%
--------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,035.30         $10.17           2.01%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,014.87         $10.07           2.01%
--------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,036.00         $10.17           2.01%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,014.87         $10.07           2.01%
--------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,041.60         $ 4.16            .82%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,020.79         $ 4.12            .82%
--------------------------------------------------------------------------------------------
Class R4
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,042.40         $ 5.69           1.12%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,019.29         $ 5.62           1.12%
--------------------------------------------------------------------------------------------
Class W
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $1,040.00         $ 6.44           1.27%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,018.55         $ 6.37           1.27%
--------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2008: +3.94% for Class A, +3.53% for Class B, +3.60% for Class C, +4.16% for Class I, +4.24% for Class R4 and +4.00% for Class W.

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (95.1%)(c)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ARGENTINA (0.1%)
Republic of Argentina
  09-12-13                             7.00%        $748,000                $589,050
  04-17-17                             7.00          300,000                 208,500
  12-15-35                             0.00        2,900,000(g)              336,400
                                                                     ---------------
Total                                                                      1,133,950
------------------------------------------------------------------------------------

AUSTRALIA (1.3%)
Commonwealth Bank of Australia
 (European Monetary Unit) Sr Unsub
  11-12-09                             3.38          745,000               1,136,565
New South Wales Treasury
 (Australian Dollar)
  05-01-12                             6.00        9,410,000               8,564,879
Telstra
 Sr Unsub
  04-01-12                             6.38          500,000                 526,988
                                                                     ---------------
Total                                                                     10,228,432
------------------------------------------------------------------------------------

AUSTRIA (1.0%)
Republic of Austria
 (European Monetary Unit)
  01-15-10                             5.50        5,200,000               8,317,389
------------------------------------------------------------------------------------

BELGIUM (2.0%)
Fortis Bank
 (European Monetary Unit) Sr Unsecured
  05-30-14                             4.50          420,000                 631,605
Kingdom of Belgium
 (European Monetary Unit)
  03-28-10                             3.00        9,945,000              15,256,378
                                                                     ---------------
Total                                                                     15,887,983
------------------------------------------------------------------------------------

BRAZIL (0.1%)
Federative Republic of Brazil
  01-15-18                             8.00          699,000                 796,860
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

CANADA (3.5%)
Canadian Natl Railway
 Sr Unsecured
  05-15-18                             5.55%        $390,000(b)             $395,653
Canadian Natural Resources
 Sr Unsecured
  02-01-39                             6.75          310,000                 325,032
Canadian Pacific Railway
 (Canadian Dollar)
  06-15-10                             4.90          380,000(d)              380,570
EnCana
  11-01-11                             6.30        1,510,000               1,582,451
Molson Coors Capital Finance
  09-22-10                             4.85        1,000,000               1,002,531
Province of British Columbia
 (Canadian Dollar)
  08-23-10                             6.38        5,600,000               5,938,725
Province of Ontario
 (Canadian Dollar)
  03-08-14                             5.00        6,885,000               7,232,326
Province of Quebec
 (Canadian Dollar)
  12-01-17                             4.50        1,820,000               1,819,729
TELUS
 Sr Unsecured
  06-01-11                             8.00        6,480,000               6,990,591
Thomson
  10-01-14                             5.70        2,465,000               2,392,776
                                                                     ---------------
Total                                                                     28,060,384
------------------------------------------------------------------------------------

COLOMBIA (0.1%)
Republic of Colombia
  01-27-17                             7.38          380,000                 424,650
  09-18-37                             7.38          320,000                 356,800
                                                                     ---------------
Total                                                                        781,450
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

CZECH REPUBLIC (0.4%)
Czech Republic
 (Czech Koruna)
  10-18-10                             2.55%      31,230,000              $1,856,974
  06-16-13                             3.70       28,500,000               1,700,617
                                                                     ---------------
Total                                                                      3,557,591
------------------------------------------------------------------------------------

DENMARK (0.6%)
Danske Bank
 (European Monetary Unit) Sr Nts
  03-16-10                             4.66          750,000(e)            1,165,942
Nykredit Realkredit
 (Danish Krone)
  10-01-28                             5.00       17,155,255               3,491,717
                                                                     ---------------
Total                                                                      4,657,659
------------------------------------------------------------------------------------

FRANCE (4.8%)
BNP Paribas
 (European Monetary Unit) Sr Unsub
  10-20-08                             4.78          750,000(e)            1,168,746
Compagnie de Financement Foncier
 (European Monetary Unit)
  01-29-09                             2.38        1,500,000               2,304,982
France Telecom
 (European Monetary Unit) Sr Unsub
  02-21-17                             4.75        1,565,000               2,347,582
Govt of France
 (European Monetary Unit)
  04-25-12                             5.00        5,920,000               9,570,798
  04-25-13                             4.00       10,630,000              16,562,990
  10-25-16                             5.00        3,275,000               5,385,831
Societe Generale
 (European Monetary Unit) Sr Unsecured
  11-28-08                             4.40          750,000(e)            1,168,531
                                                                     ---------------
Total                                                                     38,509,460
------------------------------------------------------------------------------------

GERMANY (10.0%)
Bayerische Landesbank
 (Japanese Yen) Sr Nts
  04-22-13                             1.40      300,000,000               2,896,023
Bundesobligation
 (European Monetary Unit)
  04-13-12                             4.00        4,700,000               7,358,540

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
GERMANY (CONT.)
Bundesrepublik Deutschland
 (European Monetary Unit)
  07-04-27                             6.50%       8,500,000             $16,402,341
  07-04-28                             4.75        3,915,000               6,205,490
  07-04-34                             4.75        7,315,000              11,573,775
Bundesschatzanweisungen
 (European Monetary Unit)
  09-12-08                             3.50       11,780,000              18,353,926
COREALCREDIT BANK
 (European Monetary Unit) Series 501
  09-02-09                             5.00        1,800,000(d)            2,823,178
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
  01-15-10                             5.50        2,200,000               3,492,638
Deutsche Bank
 (European Monetary Unit) Sr Unsub
  07-28-09                             4.25          700,000               1,088,896
KfW
 (British Pound)
  12-07-15                             5.50        2,815,000               5,765,297
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
  07-05-10                             5.75        2,225,000(d)            3,568,130
                                                                     ---------------
Total                                                                     79,528,234
------------------------------------------------------------------------------------

GREECE (1.0%)
Hellenic Republic
 (European Monetary Unit) Sr Unsub
  10-22-22                             5.90        4,650,000               8,030,413
------------------------------------------------------------------------------------

INDONESIA (0.4%)
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                            10.25    26,129,000,000              2,297,906
Republic of Indonesia
 Sr Unsecured
  01-17-18                             6.88          550,000(d)              561,688
  10-12-35                             8.50          190,000(d)              207,100
                                                                     ---------------
Total                                                                      3,066,694
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  13

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

ITALY (3.4%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
  01-15-10                             3.00%       6,250,000              $9,598,217
  08-01-15                             3.75        2,400,000               3,626,057
  02-01-19                             4.25        2,610,000               3,974,268
  11-01-26                             7.25        3,636,283               7,287,317
  11-01-27                             6.50        1,500,000               2,794,242
                                                                     ---------------
Total                                                                     27,280,101
------------------------------------------------------------------------------------

JAPAN (10.6%)
Development Bank of Japan
 (Japanese Yen)
  06-20-12                             1.40      582,000,000               5,640,894
Govt of Japan CPI Linked
 (Japanese Yen)
  12-10-17                             1.20      740,740,000(i)            7,047,539
Govt of Japan
 (Japanese Yen)
  09-20-10                             0.80      962,000,000               9,248,431
  06-20-12                             1.40      774,000,000               7,541,695
  12-20-12                             1.00    1,455,000,000              13,915,213
  12-20-14                             1.30      398,000,000               3,833,348
  09-20-17                             1.70      100,000,000(b)              978,405
  09-20-17                             1.70    1,610,000,000              15,752,325
  12-20-22                             1.40      380,000,000               3,388,056
  12-20-26                             2.10    1,374,000,000              13,047,436
  12-20-34                             2.40      100,000,000(b)              958,272
  12-20-34                             2.40      268,000,000               2,568,168
                                                                     ---------------
Total                                                                     83,919,783
------------------------------------------------------------------------------------

JERSEY (0.2%)
ASIF III Jersey
 (European Monetary Unit) Sr Secured
  11-25-08                             4.52        1,100,000(e)            1,704,495
------------------------------------------------------------------------------------

LUXEMBOURG (0.7%)
Gaz Capital
 Sr Unsecured
  08-16-37                             7.29          230,000(d)              219,938
Telecom Italia Capital
  11-15-13                             5.25        5,725,000               5,489,072
                                                                     ---------------
Total                                                                      5,709,010
------------------------------------------------------------------------------------

MALAYSIA (0.2%)
Petronas Capital
  05-22-12                             7.00        1,500,000(d)            1,640,778
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

MEXICO (1.3%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
  12-24-09                             9.00%      60,230,000              $5,846,402
  12-20-12                             9.00       40,110,000               3,983,272
United Mexican States
 Sr Unsecured
  09-27-34                             6.75          270,000                 298,890
                                                                     ---------------
Total                                                                     10,128,564
------------------------------------------------------------------------------------

NETHERLANDS (4.6%)
BMW Finance
 (European Monetary Unit)
  01-22-14                             4.25          875,000               1,324,425
Deutsche Telekom Intl Finance
 (European Monetary Unit)
  01-19-15                             4.00        1,695,000               2,440,894
Govt of Netherlands
 (European Monetary Unit)
  07-15-12                             5.00        5,750,000               9,316,700
  07-15-13                             4.25       11,990,000              18,916,818
ING Groep
 (European Monetary Unit) Sr Unsecured
  05-31-17                             4.75        1,005,000               1,511,531
Rabobank Nederland
 (European Monetary Unit) Sr Unsub
  04-04-12                             4.13          830,000               1,274,937
Telefonica Europe
  09-15-10                             7.75        2,010,000               2,155,828
                                                                     ---------------
Total                                                                     36,941,133
------------------------------------------------------------------------------------

NEW ZEALAND (0.8%)
Govt of New Zealand
 (New Zealand Dollar)
  04-15-13                             6.50        7,750,000               6,001,452
------------------------------------------------------------------------------------

NORWAY (1.0%)
Govt of Norway
 (Norwegian Krone)
  05-16-11                             6.00       38,150,000               7,759,036
------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.1%)
Republic of Philippines
  01-15-19                             9.88          150,000                 192,750
  01-14-31                             7.75          440,000                 496,100
                                                                     ---------------
Total                                                                        688,850
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

POLAND (1.8%)
Republic of Poland
 (Polish Zloty)
  03-24-10                             5.75%      31,130,000             $13,972,899
------------------------------------------------------------------------------------

SOUTH AFRICA (0.2%)
Republic of South Africa
 (South African Rand)
  08-31-10                            13.00       12,207,500               1,700,314
------------------------------------------------------------------------------------

SOUTH KOREA (0.3%)
Korea Development Bank
 (Japanese Yen) Series 21RG
  06-25-08                             0.98       70,000,000                 672,509
Korea Development Bank
 (Japanese Yen) Series 23BR
  06-28-10                             0.87      200,000,000               1,899,831
                                                                     ---------------
Total                                                                      2,572,340
------------------------------------------------------------------------------------

SPAIN (2.9%)
AyT Cedular Cajas Global
 (European Monetary Unit) Series 8
  06-14-18                             4.25        1,500,000               2,144,002
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
  03-25-11                             3.50        2,900,000               4,386,445
Govt of Spain
 (European Monetary Unit)
  07-30-09                             5.15       10,250,000              16,210,163
                                                                     ---------------
Total                                                                     22,740,610
------------------------------------------------------------------------------------

SUPRA-NATIONAL (0.8%)
European Investment Bank
 (British Pound) Sr Unsecured
  12-07-08                             6.25          385,000                 769,023
  12-07-11                             5.50        2,930,000               5,924,277
                                                                     ---------------
Total                                                                      6,693,300
------------------------------------------------------------------------------------

SWEDEN (0.7%)
Govt of Sweden
 (Swedish Krona)
  01-28-09                             5.00       15,250,000               2,562,475
  03-15-11                             5.25       18,360,000               3,170,023
                                                                     ---------------
Total                                                                      5,732,498
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

TURKEY (0.1%)
Republic of Turkey
  04-03-18                             6.75%        $150,000                $150,375
  03-17-36                             6.88          540,000                 499,554
                                                                     ---------------
Total                                                                        649,929
------------------------------------------------------------------------------------

UKRAINE (0.1%)
Govt of Ukraine
 Sr Unsecured
  11-14-17                             6.75          480,000(d)              473,179
------------------------------------------------------------------------------------

UNITED KINGDOM (6.1%)
Abbey Natl Treasury Services
 (European Monetary Unit)
  05-27-09                             4.50          850,000(e)            1,324,673
British Sky Broadcasting Group
  02-15-18                             6.10        2,590,000(d)            2,635,297
BT Group
 Sr Unsecured
  12-15-10                             8.63          550,000(l)              598,556
Diageo Capital
  01-30-13                             5.20          300,000                 306,011
HBOS Treasury Services
 (European Monetary Unit)
  02-12-09                             3.50        1,600,000               2,466,657
United Kingdom Treasury
 (British Pound)
  03-07-12                             5.00        7,350,000              14,944,684
  09-07-14                             5.00        8,810,000              18,054,993
  09-07-15                             4.75        1,400,000               2,822,585
  03-07-18                             5.00        2,700,000               5,509,424
                                                                     ---------------
Total                                                                     48,662,880
------------------------------------------------------------------------------------

UNITED STATES (33.8%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                             5.49        1,025,000(j)            1,019,875
Anadarko Petroleum
 Sr Unsecured
  09-15-16                             5.95          970,000                 997,557
AT&T
 Sr Unsecured
  01-15-38                             6.30        3,655,000(l)            3,657,997
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                             4.99          750,000(f)              747,916

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  15

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Banc of America Commercial Mtge
Sr Unsecured
Series 2007-1 Cl A3
  01-15-49                             5.45%      $2,075,000(f)           $2,004,053
Bank of America
 Sr Unsecured
  05-01-18                             5.65        2,390,000(b)            2,386,257
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                             4.00          351,935(f)              343,865
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                             5.47        1,050,000(f)            1,022,354
Brandywine Operating Partnership LP
  05-01-17                             5.70          370,000(l)              311,758
Cadbury Schweppes US Finance LLC
  10-01-08                             3.88        2,820,000(d,l)          2,813,900
California State Teachers' Retirement System Trust
 Series 2002-C6 Cl A3
  11-20-14                             4.46        1,784,131(d,f)          1,810,473
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                             5.75          400,000                 393,140
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                             7.75          250,000                 266,995
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                             4.15          160,195(d,f)            159,691
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                             5.43        1,700,000(f)            1,664,816
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                             5.70        1,900,000(f)            1,877,571
Citigroup
 (European Monetary Unit) Sr Unsecured
  05-21-10                             3.88        1,960,000               2,964,992
Citigroup
 Sr Unsecured
  03-05-38                             6.88          875,000                 911,680
Clorox
 Sr Unsecured
  03-01-13                             5.00        1,565,000               1,549,053

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Colorado Interstate Gas
 Sr Unsecured
  11-15-15                             6.80%      $2,235,000              $2,347,358
Comcast
  03-15-16                             5.90        1,305,000(l)            1,320,339
  03-15-37                             6.45        2,460,000               2,446,667
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                             3.05          400,000(d,e,f)          372,621
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                             5.82        1,050,000(f)            1,049,735
Communications & Power Inds
  02-01-12                             8.00           15,000                  14,775
Cott Beverages USA
  12-15-11                             8.00          280,000                 235,900
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                             5.50        1,507,311(f)            1,413,349
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                             7.50          807,421(f)              769,243
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                             6.00        1,542,200(f)            1,442,047
Coventry Health Care
 Sr Unsecured
  08-15-14                             6.30          460,000                 448,974
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
  09-15-11                             5.04          849,999(d,j)            808,417
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                             5.66          900,000(f)              902,084
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                             5.72          950,000(f)              943,134
Credit Suisse New York
 Sub Nts
  02-15-18                             6.00          590,000                 598,626

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
CS First Boston Mtge Securities
Series 2003-CPN1 Cl A2
  03-15-35                             4.60%        $600,000(f)             $579,448
CSC Holdings
 Sr Unsecured Series B
  07-15-09                             8.13          166,000                 169,320
CSX
 Sr Unsecured
  03-15-13                             5.75        2,295,000               2,324,858
Dr Pepper Snapple Group
 Sr Nts
  05-01-18                             6.82          590,000(d)              612,038
DRS Technologies
  11-01-13                             6.88           40,000                  39,700
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                             5.78        1,600,000(d,j)          1,439,936
EchoStar DBS
  10-01-13                             7.00           40,000                  39,900
  02-01-16                             7.13           80,000                  78,600
Erac USA Finance
  10-15-17                             6.38        2,395,000(d)            2,204,095
ERP Operating LP
 Sr Unsecured
  06-15-17                             5.75          485,000                 456,414
Exelon
 Sr Unsecured
  06-15-10                             4.45        1,000,000                 998,480
Federal Home Loan Mtge Corp
  05-28-10                             2.38        6,400,000(f)            6,344,992
Federal Home Loan Mtge Corp #A11799
  08-01-33                             6.50          211,049(f)              219,728
Federal Home Loan Mtge Corp #A15881
  11-01-33                             5.00        1,126,263(f)            1,111,620
Federal Home Loan Mtge Corp #E91486
  09-01-17                             6.50          216,328(f)              224,276
Federal Home Loan Mtge Corp #E99684
  10-01-18                             5.00          563,746(f)              570,629
Federal Home Loan Mtge Corp #G01535
  04-01-33                             6.00        1,411,744(f)            1,464,468
Federal Natl Mtge Assn
  10-15-14                             4.63       10,230,000(f)           10,660,345
  11-15-30                             6.63        3,350,000(f)            4,106,939
Federal Natl Mtge Assn #254686
  04-01-18                             5.50        1,316,383(f)            1,347,467

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #254722
  05-01-18                             5.50%        $683,478(f)             $699,617
Federal Natl Mtge Assn #357850
  07-01-35                             5.50        3,107,885(f,l)          3,130,306
Federal Natl Mtge Assn #360800
  01-01-09                             5.74        1,118,805(f)            1,129,629
Federal Natl Mtge Assn #545874
  08-01-32                             6.50          226,040(f)              237,208
Federal Natl Mtge Assn #555528
  04-01-33                             6.00        1,011,591(f)            1,040,401
Federal Natl Mtge Assn #555734
  07-01-23                             5.00          855,799(f)              852,442
Federal Natl Mtge Assn #555740
  08-01-18                             4.50        1,220,945(f)            1,216,700
Federal Natl Mtge Assn #555851
  01-01-33                             6.50        1,169,110(f)            1,218,848
Federal Natl Mtge Assn #575487
  04-01-17                             6.50          556,458(f)              584,158
Federal Natl Mtge Assn #621581
  12-01-31                             6.50          252,555(f)              265,940
Federal Natl Mtge Assn #633966
  03-01-17                             6.00          139,458(f)              144,033
Federal Natl Mtge Assn #634749
  03-01-17                             5.50          601,844(f)              617,221
Federal Natl Mtge Assn #640996
  05-01-32                             7.50          446,570(f)              479,866
Federal Natl Mtge Assn #643381
  06-01-17                             6.00          326,358(f)              337,064
Federal Natl Mtge Assn #645053
  05-01-32                             7.00          793,286(f)              843,406
Federal Natl Mtge Assn #646147
  06-01-32                             7.00          352,216(f)              378,461
Federal Natl Mtge Assn #652284
  08-01-32                             6.50          350,698(f)              365,070
Federal Natl Mtge Assn #653145
  07-01-17                             6.00          212,711(f)              220,177
Federal Natl Mtge Assn #653730
  09-01-32                             6.50          164,870(f)              172,820
Federal Natl Mtge Assn #655589
  08-01-32                             6.50        1,371,045(f)            1,446,504
Federal Natl Mtge Assn #666424
  08-01-32                             6.50          235,852(f)              245,517
Federal Natl Mtge Assn #670461
  11-01-32                             7.50          168,406(f)              180,963

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  17

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #677333
  01-01-33                             6.00%      $3,819,631(f)           $3,928,416
Federal Natl Mtge Assn #688034
  03-01-33                             5.50          468,570(f)              474,673
Federal Natl Mtge Assn #688691
  03-01-33                             5.50          755,170(f)              761,916
Federal Natl Mtge Assn #711503
  06-01-33                             5.50          999,156(f)            1,012,331
Federal Natl Mtge Assn #725594
  07-01-34                             5.50        4,136,801(f,l)          4,171,170
Federal Natl Mtge Assn #735029
  09-01-13                             5.32          630,867(f)              642,187
Federal Natl Mtge Assn #741850
  09-01-33                             5.50        1,741,529(f)            1,757,087
Federal Natl Mtge Assn #753507
  12-01-18                             5.00        2,134,122(f)            2,158,122
Federal Natl Mtge Assn #755498
  11-01-18                             5.50        1,022,096(f)            1,046,794
Federal Natl Mtge Assn #756236
  01-01-34                             6.00        3,798,547(f,l)          3,933,987
Federal Natl Mtge Assn #756788
  11-01-33                             6.50          218,030(f)              227,155
Federal Natl Mtge Assn #759336
  01-01-34                             6.00        3,623,400(f,l)          3,751,648
Federal Natl Mtge Assn #765946
  02-01-34                             5.50        3,762,864(f)            3,796,478
Federal Natl Mtge Assn #845229
  11-01-35                             5.50        1,620,037(f)            1,631,725
Federal Natl Mtge Assn #886292
  07-01-36                             7.00        3,559,347(f,l)          3,761,835
Federal Natl Mtge Assn #888174
  06-01-35                             5.50        9,890,273(f)            9,972,444
Federal Natl Mtge Assn #928019
  01-01-37                             5.50        2,227,652(f)            2,242,679
Federal Natl Mtge Assn #928831
  10-01-37                             6.00        2,607,727(f)            2,668,404
Federal Natl Mtge Assn #948012
  11-01-37                             6.00        5,273,473(f)            5,396,178
FedEx
  04-01-09                             3.50          720,000                 718,008
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                             5.25          450,000(d,f)            446,803

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
General Electric Capital
 (British Pound) Sr Unsecured
  12-15-08                             4.50%         380,000                $748,931
General Electric Capital
 (New Zealand Dollar) Sr Unsecured
  02-04-10                             6.63        3,450,000               2,584,921
Genworth Financial
 (Japanese Yen) Sr Unsecured
  06-20-11                             1.60      198,000,000               1,811,600
GMAC Commercial Mtge Securities
 Series 2004-C3 Cl A5
  12-10-41                             4.86        4,475,000(f)            4,211,243
Goldman Sachs Group
 Sr Unsecured
  04-01-18                             6.15          400,000                 405,576
Govt Natl Mtge Assn #604708
  10-15-33                             5.50          953,028(f)              968,368
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                            58.78          556,345(f,h)             30,411
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                             4.88          500,000(f)              497,982
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                             5.44          950,000(f)              923,863
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                             4.96          950,000(f)              948,689
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                             3.59        1,250,000(d,e,f)        1,096,264
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                             5.80          775,000(f)              484,166
GSR Mtge Loan Trust
 Series 2004-10F Cl 6A1
  09-25-34                             5.00        4,349,197(f)            4,013,495
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-1 Cl A4
  04-19-34                             4.78        2,350,917(f,k)          2,072,851

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Hershey
Sr Unsecured
  04-01-13                             5.00%        $680,000                $684,663
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                             2.85           66,667(d,j)             66,667
HJ Heinz
 Sr Unsecured
  12-01-08                             6.43          605,000(d)              612,393
Indiana Michigan Power
 Sr Unsecured
  03-15-37                             6.05          850,000                 761,829
JPMorgan Chase & Co
 Sr Nts
  01-15-18                             6.00          965,000                 999,962
JPMorgan Chase Bank
 Sub Nts
  10-01-17                             6.00          340,000                 352,985
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                             4.13          336,279(f)              330,736
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                             3.97          175,920(f)              171,259
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                             4.77        1,200,000(f)            1,165,440
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
  10-15-42                             5.00        2,425,000(f)            2,268,388
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                             5.18          850,000(f)              839,066
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                             5.48          825,000(f)              814,006
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                             5.49        1,150,000(f)            1,125,602
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                             5.79        3,037,000(f)            3,010,765
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                             6.40          675,000(d,f)            462,665

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Kellogg
 Sr Unsecured
  03-06-13                             4.25%        $575,000                $564,368
Kohl's
 Sr Unsecured
  12-15-17                             6.25        1,420,000               1,378,893
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A2
  04-15-41                             6.15        1,000,000(f)            1,024,140
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                             3.97          750,000(f)              719,618
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                             5.86          750,000(f)              753,788
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                             5.37          800,000(f)              778,796
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                             5.42          850,000(f)              821,801
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
  09-15-45                             5.87        1,650,000(f)            1,637,843
Lehman Brothers Holdings
 Sr Unsecured
  05-02-18                             6.88        1,440,000               1,472,749
Lincoln Natl
 Sr Unsecured
  10-09-37                             6.30          220,000                 210,305
Lockheed Martin
 Sr Unsecured
  03-14-13                             4.12        1,035,000               1,019,320
Macys Retail Holdings
  07-15-09                             4.80          725,000                 712,933
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                             5.63        1,500,000               1,165,309
Marathon Oil
 Sr Unsecured
  03-15-18                             5.90          850,000                 858,109
McDonald's
 Sr Unsecured
  03-01-18                             5.35        1,690,000               1,714,360

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  19

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Merrill Lynch & Co
  02-05-13                             5.45%        $225,000                $219,654
  04-25-18                             6.88        1,040,000               1,052,251
Metropolitan Life Global Funding I
 Sr Secured
  04-10-13                             5.13          765,000(d)              768,098
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                             4.34          382,416(f)              380,762
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                             4.59          750,000(f)              730,020
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                             5.80          575,000(f)              574,963
Morgan Stanley
 Sr Unsecured
  04-01-18                             6.63        1,265,000               1,311,576
NALCO
  11-15-11                             7.75          255,000                 262,013
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                             5.88        2,400,000(h)              558,720
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                             1.50        1,050,000(h)              288,960
News America
  12-15-35                             6.40          420,000                 420,302
  11-15-37                             6.65          895,000                 925,154
Norfolk Southern
 Sr Unsecured
  04-01-18                             5.75          180,000(d)              181,062
Northwest Pipeline
 Sr Unsecured
  04-15-17                             5.95        1,070,000               1,048,600
Omnicare
  12-15-13                             6.75          455,000                 423,150
  12-15-15                             6.88           60,000                  54,750

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Overseas Private Investment
 Series 1996A
 (U.S. Govt Guaranty)
  09-15-08                             6.99%        $416,666                $424,475
Owens-Brockway Glass Container
  05-15-13                             8.25          745,000                 774,800
Pacific Life Global Funding
  04-15-13                             5.15          765,000(d)              770,607
Pricoa Global Funding I
 Secured
  10-18-12                             5.40        1,210,000(d)            1,218,022
 Principal Life Income Funding Trusts
  Sr Secured
  04-24-13                             5.30        1,140,000               1,153,349
 Principal Life Income Funding Trusts
  Sr Secured
  12-14-12                             5.30          230,000                 232,656
Prudential Financial
 Sr Unsecured
  12-01-37                             6.63          945,000                 953,855
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                             5.57          715,459                 699,075
RH Donnelley
 Sr Unsecured
  01-15-13                             6.88          185,000                 118,400
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                             6.13        2,780,000               2,709,459
Sierra Pacific Power
 Series M
  05-15-16                             6.00        2,935,000(l)            2,914,502
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                             8.00          120,000                 101,400
Southern Natural Gas
 Sr Unsecured
  04-01-17                             5.90        2,290,000(d)            2,280,304
Toyota Motor Credit
 (Japanese Yen) Sr Unsub
  06-09-08                             0.75      339,000,000               3,260,667
Transcontinental Gas Pipe Line
 Sr Unsecured
  04-15-16                             6.40        3,015,000               3,060,225

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
U.S. Treasury
  02-28-10                             2.00%        $600,000                $597,328
  04-30-10                             2.13          740,000                 737,861
  02-15-18                             3.50          865,000                 846,619
  05-15-37                             5.00        1,685,000               1,826,119
U.S. Treasury Inflation-Indexed Bond
  01-15-14                             2.00       11,747,820(i)           12,320,585
  01-15-15                             1.63        3,325,650(i)            3,423,162
UnitedHealth Group
 Sr Unsecured
  11-15-37                             6.63          625,000                 589,230
  02-15-38                             6.88        1,880,000               1,840,671
Verizon Communications
  04-15-38                             6.90          920,000                 990,914
Verizon New York
 Sr Unsecured Series A
  04-01-12                             6.88        2,050,000(l)            2,159,476
Verizon Pennsylvania
 Sr Unsecured Series A
  11-15-11                             5.65          970,000(l)              981,194
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
  11-15-35                             3.89        1,250,000(f)            1,244,907
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                             4.94          750,000(f)              732,637
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                             5.09          800,000(f)              790,101
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
  03-15-45                             5.58          500,000(f)              498,874
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                             5.73          900,000(f)              902,057
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                             5.31        6,150,000(f)            5,958,174
Windstream
  08-01-16                             8.63          800,000                 838,000
  03-15-19                             7.00           70,000                  66,150

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
XTO Energy
 Sr Unsecured
  02-01-14                             4.90%      $1,885,000              $1,859,797
  01-31-15                             5.00          720,000                 704,024
  06-30-15                             5.30        1,475,000               1,477,419
                                                                     ---------------
Total                                                                    267,871,104
------------------------------------------------------------------------------------

URUGUAY (0.1%)
Republica Orient Uruguay
 Sr Unsecured
  03-21-36                             7.63          825,000                 870,375
------------------------------------------------------------------------------------

VENEZUELA (0.1%)
Petroleos de Venezuela
  04-12-17                             5.25          770,000                 508,200
Republic of Venezuela
 Sr Unsecured
  10-08-14                             8.50          160,000                 150,000
                                                                     ---------------
Total                                                                        658,200
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $706,921,337)                                                    $756,927,329
------------------------------------------------------------------------------------

MUNICIPAL BONDS (0.1%)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE                               RATE          AMOUNT                    VALUE(A)
UNITED STATES
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                             6.71%      $1,130,000                $998,208
------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $1,129,887)                                                          $998,208
------------------------------------------------------------------------------------

SENIOR LOANS (0.4%)(n)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
GERMANY (--%)
Celanese
 Term Loan
  04-02-14                             4.19%             $16(c)                  $16
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  21

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)

NETHERLANDS (0.1%)
Nielsen Finance
 Term Loan
  08-09-13                             5.35%        $516,500(c)             $486,884
------------------------------------------------------------------------------------

UNITED STATES (0.3%)
Charter Communications
 Term Loan
  09-06-14                             5.26          744,135                 657,912
Community Health Systems
 Delayed Draw Term Loan
  TBD                                   TBD           21,702(b,o,p)           20,757
Community Health Systems
 Term Loan
  07-25-14                             5.34          424,328                 406,116
HCA
 Tranche B Term Loan
  11-14-13                             4.95          654,366                 621,785
Idearc
 Tranche B Term Loan
  11-17-14                        4.70-4.86          551,869                 453,912

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
West Corp
 Tranche B2 Term Loan
  10-24-13                        5.24-5.47%        $237,006                $217,083
                                                                     ---------------
Total                                                                      2,377,565
------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $3,144,168)                                                        $2,864,465
------------------------------------------------------------------------------------

MONEY MARKET FUND (0.2%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%           1,819,551(m)           $1,819,551
-----------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,819,551)                                                       $1,819,551
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $713,014,943)(q)                                                $762,609,553
===================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
Euro-Bund, 10-year                        158       $28,141,201      June 2008         $(509,216)
Japanese Govt Bond, 10-year                 8        10,476,099      June 2008          (208,888)
United Kingdom Long GILT,
   10-year                                 22         4,736,643      June 2008            (1,677)
U.S. Long Bond, 20-year                    64         7,481,000      June 2008           100,231
U.S. Treasury Note, 2-year                 40         8,507,500      June 2008           (33,554)
U.S. Treasury Note, 5-year              (414)       (46,361,533)     June 2008           558,430
U.S. Treasury Note, 10-year             (419)       (48,525,438)     June 2008           514,250
---------------------------------------------------------------------------------------------------
Total                                                                                   $419,576
---------------------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2008

EXCHANGE                       CURRENCY TO BE              CURRENCY TO BE           UNREALIZED        UNREALIZED
DATE                             DELIVERED                    RECEIVED             APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
May 2, 2008                               473,686                     480,000          $2,978               $--
                                      U.S. Dollar             Canadian Dollar
-----------------------------------------------------------------------------------------------------------------
May 2, 2008                             4,203,360                   2,700,000          12,419                --
                                      U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------
May 2, 2008                               155,869                     800,000           1,385                --
                                      U.S. Dollar             Norwegian Krone
-----------------------------------------------------------------------------------------------------------------
May 5, 2008                               365,707                     235,000           1,222                --
                                      U.S. Dollar      European Monetary Unit
-----------------------------------------------------------------------------------------------------------------
May 5, 2008                               537,480                   5,645,686             846                --
                                      U.S. Dollar                Mexican Peso
-----------------------------------------------------------------------------------------------------------------
May 5, 2008                               943,281                   2,091,726           2,987                --
                                      U.S. Dollar                Polish Zloty
-----------------------------------------------------------------------------------------------------------------
May 7, 2008                            16,547,000                  25,896,717          64,924                --
                           European Monetary Unit                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 7, 2008                         1,362,095,000                  13,324,089         219,005                --
                                     Japanese Yen                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 9, 2008                            39,268,000                   3,707,676              --           (33,188)
                                     Mexican Peso                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 9, 2008                             3,430,000                     326,365              --              (691)
                                     Mexican Peso                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 9, 2008                             1,522,843                   2,100,000          26,283                --
                                      U.S. Dollar            Singapore Dollar
-----------------------------------------------------------------------------------------------------------------
May 12, 2008                              966,935                   1,220,000              --           (15,213)
                                      U.S. Dollar          New Zealand Dollar
-----------------------------------------------------------------------------------------------------------------
May 16, 2008                           58,060,000                   3,670,850          77,307                --
                                     Czech Koruna                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 20, 2008                            1,400,000                     630,205              --            (3,136)
                                     Polish Zloty                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 23, 2008                           17,779,000                   8,243,040         216,063                --
                                     Polish Zloty                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
May 23, 2008                            3,153,600                   1,600,000          23,037                --
                                      U.S. Dollar               British Pound
-----------------------------------------------------------------------------------------------------------------
May 29, 2008                            9,650,000                   1,921,086          29,658                --
                                  Norwegian Krone                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
June 4, 2008                           30,500,000                   5,069,763              --           (16,276)
                                    Swedish Krona                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
June 6, 2008                            6,050,000                   6,011,944           4,239                --
                                  Canadian Dollar                 U.S. Dollar
-----------------------------------------------------------------------------------------------------------------
Total                                                                                $682,353          $(68,504)
-----------------------------------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  23

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At April 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,721,477. See Note 1 to the financial statements.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $30,633,914 or 3.9% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at April 30, 2008.

(i) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2008.

--------------------------------------------------------------------------------

 24 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

(l) At April 30, 2008, investments in securities included securities valued at $3,479,169 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(m) Affiliated Money Market Fund - See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o) At April 30, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
-----------------------------------------------------------------------------
Community Health Systems                                            $21,702

(p) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(q) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $713,015,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $55,071,000
Unrealized depreciation                                             (5,476,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $49,595,000
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  25

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $711,195,392)          $760,790,002
   Affiliated money market fund (identified cost $1,819,551)       1,819,551
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $713,014,943)                                                 762,609,553
Cash                                                                   4,985
Foreign currency holdings (identified cost $15,220,280)           15,302,909
Capital shares receivable                                         29,439,451
Dividends and accrued interest receivable                         10,155,317
Receivable for investment securities sold                          5,564,083
Unrealized appreciation on forward foreign currency
   contracts                                                         682,353
----------------------------------------------------------------------------
Total assets                                                     823,758,651
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               877,986
Payable for investment securities purchased                       26,959,864
Variation margin payable                                             204,885
Unrealized depreciation on forward foreign currency
   contracts                                                          68,504
Accrued investment management services fee                            14,907
Accrued distribution fee                                               5,157
Accrued transfer agency fee                                            2,842
Accrued administrative services fee                                    1,683
Accrued plan administration services fee                                   1
Other accrued expenses                                                90,570
----------------------------------------------------------------------------
Total liabilities                                                 28,226,399
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $795,532,252
============================================================================

--------------------------------------------------------------------------------

 26 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock - $.01 par value                                  $  1,135,552
Additional paid-in capital                                       748,988,222
Excess of distributions over net investment income                (1,679,627)
Accumulated net realized gain (loss)                              (3,870,108)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                     50,958,213
----------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                                $795,532,252
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                            $299,738,263
                                            Class B                            $ 58,312,475
                                            Class C                            $  4,624,850
                                            Class I                            $225,304,776
                                            Class R4                           $    144,110
                                            Class W                            $207,407,778
Net asset value per share of outstanding
   capital stock:                           Class A shares(1)    42,773,883    $       7.01
                                            Class B shares        8,232,373    $       7.08
                                            Class C shares          657,842    $       7.03
                                            Class I shares       32,226,055    $       6.99
                                            Class R4 shares          20,556    $       7.01
                                            Class W shares       29,644,505    $       7.00
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $7.36. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  27

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $13,802,682
Income distributions from affiliated money market fund              550,396
   Less foreign taxes withheld                                     (189,419)
---------------------------------------------------------------------------
Total income                                                     14,163,659
---------------------------------------------------------------------------
Expenses:
Investment management services fee                                2,267,841
Distribution fee
   Class A                                                          341,636
   Class B                                                          259,844
   Class C                                                           16,370
   Class W                                                          136,643
Transfer agency fee
   Class A                                                          311,190
   Class B                                                           62,686
   Class C                                                            3,825
   Class R4                                                              32
   Class W                                                          109,314
Administrative services fee                                         255,899
Plan administration services fee - Class R4                             160
Compensation of board members                                         7,082
Custodian fees                                                       59,500
Printing and postage                                                 41,610
Registration fees                                                    69,165
Professional fees                                                    17,473
Other                                                                12,935
---------------------------------------------------------------------------
Total expenses                                                    3,973,205
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (152,361)
   Earnings and bank fee credits on cash balances                    (4,844)
---------------------------------------------------------------------------
Total net expenses                                                3,816,000
---------------------------------------------------------------------------
Investment income (loss) - net                                   10,347,659
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

 28 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions                                        $10,661,849
   Foreign currency transactions                                 (7,032,639)
   Futures contracts                                             (1,776,492)
   Swap transactions                                             (1,051,776)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                             800,942
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         13,870,549
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            14,671,491
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $25,019,150
===========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED     YEAR ENDED
                                                      APRIL 30, 2008     OCT. 31, 2007
                                                       (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                         $ 10,347,659      $ 15,158,284
Net realized gain (loss) on investments                     800,942         1,812,931
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies       13,870,549        22,918,455
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       25,019,150        39,889,670
--------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                            (5,650,138)      (10,445,402)
      Class B                                              (869,863)       (1,830,230)
      Class C                                               (52,370)          (87,382)
      Class I                                            (4,943,017)       (6,698,983)
      Class R4                                               (2,821)           (4,654)
      Class W                                            (1,935,151)         (324,071)
--------------------------------------------------------------------------------------
Total distributions                                     (13,453,360)      (19,390,722)
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 30 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

                                                     SIX MONTHS ENDED     YEAR ENDED
                                                      APRIL 30, 2008     OCT. 31, 2007
                                                       (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                      $ 64,636,297      $ 41,925,593
   Class B shares                                        18,538,307         8,520,931
   Class C shares                                         2,462,026           420,509
   Class I shares                                        91,546,637        35,313,664
   Class R4 shares                                           57,770            71,093
   Class W shares                                       160,878,114        57,650,812
Reinvestment of distributions at net asset value
   Class A shares                                         5,301,684         9,776,138
   Class B shares                                           816,688         1,714,958
   Class C shares                                            47,779            79,537
   Class I shares                                         4,942,785         6,698,564
   Class R4 shares                                            2,821             4,654
   Class W shares                                         1,935,040           323,864
Payments for redemptions
   Class A shares                                       (33,708,501)      (79,932,025)
   Class B shares                                        (8,908,875)      (28,554,355)
   Class C shares                                          (479,371)       (1,185,971)
   Class I shares                                       (32,109,423)      (35,536,448)
   Class R4 shares                                          (31,300)          (48,411)
   Class W shares                                       (11,858,296)       (5,063,418)
--------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                   264,070,182        12,179,689
--------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 275,635,972        32,678,637
Net assets at beginning of period                       519,896,280       487,217,643
--------------------------------------------------------------------------------------
Net assets at end of period                            $795,532,252      $519,896,280
======================================================================================
Undistributed (excess of distributions over) net
   investment income                                   $ (1,679,627)     $  1,426,074
--------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Global Bond Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in debt obligations of U.S. and foreign issuers.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2008, RiverSource Investments, LLC (the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

At April 30, 2008, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 28% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at

--------------------------------------------------------------------------------

 32 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At April 30, 2008, the Fund has outstanding when-issued securities of $2,787,215 and other forward-commitments of $1,934,262.

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the "Portfolio of

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  33

Investments." At April 30, 2008, the Fund has entered into unfunded loan commitments of $21,702.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the six months ended April 30, 2008.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an

--------------------------------------------------------------------------------

 34 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2008, foreign currency holdings consisted of multiple denominations, primarily European monetary units.

The Fund may enter into forward foreign currency contracts to produce incremental earnings, for operational purposes, or to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT 35 unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund. At April 30, 2008, the Fund had no outstanding CMBS total return swap contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net

--------------------------------------------------------------------------------

 36 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Nov. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  37

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% annually as the Fund's assets increase. The management fee for the six months ended April 30, 2008 was 0.70% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2008 was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2008, other expenses paid to this company were $1,268.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------

 38 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $203,933 for Class A, $16,264 for Class B and $291 for Class C for the six months ended April 30, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.25% for Class A, 2.01% for Class B, 2.01% for Class C, 0.82% for Class I, 0.87% for Class R4 and 1.27% for Class W. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $65,724, $13,578, $785 and $125 for Class A, Class B, Class C and Class W, respectively, the plan administration services fee at the class level was $160 for Class R4, and the management fees at the Fund level were $71,989. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.25% for Class A, 2.01% for Class B, 2.01% for Class C, 0.82% for Class I, 1.12% for Class R4 and 1.27% for Class W of the Fund's average daily net assets until Oct. 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended April 30, 2008, the Fund's custodian and transfer agency fees were reduced by $4,844 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $459,690,519 and $216,280,532, respectively, for the six

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT 39 months ended April 30, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                             SIX MONTHS ENDED APRIL 30, 2008
                                           ISSUED FOR
                                           REINVESTED                             NET
                               SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------
Class A                      9,274,103        778,208       (4,849,968)        5,202,343
Class B                      2,634,372        118,795       (1,266,369)        1,486,798
Class C                        351,706          6,977          (68,510)          290,173
Class I                     13,212,527        726,689       (4,624,729)        9,314,487
Class R4                         8,305            413           (4,473)            4,245
Class W                     23,185,889        281,859       (1,701,217)       21,766,531
---------------------------------------------------------------------------------------------

                                                YEAR ENDED OCT. 31, 2007
                                           ISSUED FOR
                                           REINVESTED                             NET
                               SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
---------------------------------------------------------------------------------------------
Class A                      6,327,232      1,485,288      (12,063,782)       (4,251,262)
Class B                      1,270,247        258,114       (4,278,499)       (2,750,138)
Class C                         63,080         12,039         (177,897)         (102,778)
Class I                      5,334,334      1,019,550       (5,397,430)          956,454
Class R4                        10,779            707           (7,379)            4,107
Class W*                     8,592,701         48,662         (763,389)        7,877,974
---------------------------------------------------------------------------------------------

* For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $182,129,896 and $194,933,989, respectively, for the six months ended April 30, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund

--------------------------------------------------------------------------------

 40 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended April 30, 2008.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $4,163,824 at Oct. 31, 2007, that if not offset by capital gains will expire as follows:

   2010        2014
$3,665,053   $498,771

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  41

Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 42 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $6.89          $6.60          $6.59          $7.02          $6.57
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .11(b)         .20(b)         .19            .16            .17
Net gains (losses) (both realized and
 unrealized)                                .16            .35            .14           (.23)           .52
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .27            .55            .33           (.07)           .69
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.15)          (.26)          (.32)          (.36)          (.24)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $7.01          $6.89          $6.60          $6.59          $7.02
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $300           $259           $276           $353           $389
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.32%(e)       1.37%          1.39%          1.37%          1.34%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          1.25%(e)       1.25%          1.25%          1.35%          1.34%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.12%(e)       3.08%          2.77%          2.42%          2.66%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     35%            77%            68%            73%            92%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           3.94%(i)       8.63%          5.17%         (1.18%)        10.70%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  43

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $6.96          $6.67          $6.59          $7.02          $6.57
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08(b)         .15(b)         .13            .10            .14
Net gains (losses) (both realized and
 unrealized)                                .16            .35            .16           (.23)           .50
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .24            .50            .29           (.13)           .64
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.12)          (.21)          (.21)          (.30)          (.19)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $7.08          $6.96          $6.67          $6.59          $7.02
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $58            $47            $63           $111           $142
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.08%(e)       2.13%          2.16%          2.13%          2.10%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          2.01%(e)       2.01%          2.02%          2.12%          2.10%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              2.36%(e)       2.30%          1.98%          1.65%          1.90%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     35%            77%            68%            73%            92%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           3.53%(i)       7.68%          4.45%         (1.98%)         9.83%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 44 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $6.91          $6.62          $6.57          $6.99          $6.55
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08(b)         .15(b)         .14            .11            .14
Net gains (losses) (both realized and
 unrealized)                                .16            .35            .13           (.22)           .49
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .24            .50            .27           (.11)           .63
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.12)          (.21)          (.22)          (.31)          (.19)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $7.03          $6.91          $6.62          $6.57          $6.99
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $5             $3             $3             $4             $5
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.08%(e)       2.13%          2.16%          2.14%          2.09%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)          2.01%(e)       2.01%          2.02%          2.12%          2.09%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              2.36%(e)       2.32%          2.00%          1.65%          1.91%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     35%            77%            68%            73%            92%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           3.60%(i)       7.75%          4.25%         (1.83%)         9.72%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  45

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $6.87          $6.59          $6.61          $7.03          $6.77
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .12(c)         .23(c)         .21            .19            .16
Net gains (losses) (both realized and
 unrealized)                                .16            .34            .14           (.22)           .24
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .28            .57            .35           (.03)           .40
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.16)          (.29)          (.37)          (.39)          (.14)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.99          $6.87          $6.59          $6.61          $7.03
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $225           $157           $145            $89            $24
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .84%(f)        .87%           .88%           .91%           .89%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)           .82%(f)        .87%           .88%           .91%           .89%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.55%(f)       3.47%          3.18%          2.87%          3.07%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     35%            77%            68%            73%            92%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           4.16%(j)       8.91%          5.52%          (.56%)         6.06%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 46 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $6.89          $6.60          $6.61          $7.04          $6.59
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .12(b)         .22(b)         .20            .16            .18
Net gains (losses) (both realized and
 unrealized)                                .17            .35            .13           (.22)           .52
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .29            .57            .33           (.06)           .70
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.17)          (.28)          (.34)          (.37)          (.25)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $7.01          $6.89          $6.60          $6.61          $7.04
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.14%(e)       1.17%          1.20%          1.20%          1.17%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)           .87%(e)       1.08%          1.08%          1.18%          1.17%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.51%(e)       3.27%          2.95%          2.60%          2.83%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     35%            77%            68%            73%            92%
-----------------------------------------------------------------------------------------------------------
Total return(h)                           4.24%(i)       8.84%          5.29%         (1.00%)        10.86%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  47

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2008(K)         2007(B)
Net asset value, beginning of period      $6.88          $6.79
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .11            .20
Net gains (losses) (both realized and
 unrealized)                                .16            .17
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .27            .37
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.15)          (.28)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $7.00          $6.88
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $207            $54
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.30%(f)       1.35%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)          1.27%(f)       1.26%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.10%(f)       3.34%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     35%            77%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           4.00%(j)       5.71%(j)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 48 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  49

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed

--------------------------------------------------------------------------------

 50 RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                      RIVERSOURCE GLOBAL BOND FUND -- 2008 SEMIANNUAL REPORT  51

     RIVERSOURCE GLOBAL BOND FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6339 X (6/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

GLOBAL TECHNOLOGY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008


RIVERSOURCE GLOBAL TECHNOLOGY FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      6

Fund Expenses Example...............     12

Portfolio of Investments............     14

Financial Statements................     16

Notes to Financial Statements.......     20

Approval of Investment Management
   Services Agreement...............     36

Proxy Voting........................     38

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

                 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Global Technology Fund's (the Fund) Class A shares (excluding sales charge) declined 16.12% for the six months ended April 30, 2008.

> The Fund underperformed its benchmark, the unmanaged S&P North American
  Technology Sector Index(TM) (S&P NATS Index), formerly known as the S&P GSTI(TM) Composite Index, which declined 14.80% for the semiannual period.

> The Fund also underperformed its peer group, represented by the Lipper Science and Technology Funds Index, which declined 15.65% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                           6 months*    1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------
RiverSource Global
  Technology Fund Class
  A (excluding sales
  charge)                   -16.12%     -1.92%    +13.37%    +15.70%     +3.30%
-------------------------------------------------------------------------------------
S&P NATS Index(1)
  (unmanaged)               -14.80%     +1.68%    +11.08%    +11.39%     +2.45%
-------------------------------------------------------------------------------------
Lipper Science and
  Technology Funds
  Index(2)                  -15.65%     +1.04%    +10.62%    +11.48%     +2.78%
-------------------------------------------------------------------------------------

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 2 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(1)The S&P NATS Index, formerly known as the S&P GSTI(TM) Composite Index, an unmanaged index, is a market capitalization-weighted index of approximately 200 stocks designed to measure the performance of companies in the technology sector. The index reflects reinvestment of all distributions and changes in market prices.

(2)The Lipper Science and Technology Funds Index includes the 30 largest science and technology funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

--------------------------------------------------------------------------------

                 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
                  X        LARGE
                  X        MEDIUM        SIZE
                  X        SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                            Total
-------------------------------------
Class A                     1.60%
-------------------------------------
Class B                     2.38%
-------------------------------------
Class C                     2.36%
-------------------------------------
Class I                     0.99%
-------------------------------------
Class R4                    1.34%
-------------------------------------

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

The RiverSource Global Technology Fund is a narrowly-focused sector fund and it may exhibit higher volatility than funds with broader investment objectives. See the Fund's prospectus for specific risks associated with the Fund.

--------------------------------------------------------------------------------

 4 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                        SINCE
WITHOUT SALES CHARGE                 6 MONTHS*  1 YEAR   3 YEARS  5 YEARS  10 YEARS  INCEPTION**

 Class A (inception 11/13/96)          -16.12%   -1.92%  +13.37%  +15.70%    +3.30%          N/A
----------------------------------------------------------------------------------------------------
 Class B (inception 11/13/96)          -16.48%   -2.68%  +12.53%  +14.87%    +2.49%          N/A
----------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -16.79%   -2.68%  +12.28%  +14.87%       N/A      -10.16%
----------------------------------------------------------------------------------------------------
 Class I (inception 7/15/04)           -16.08%   -1.51%  +14.04%      N/A       N/A      +11.97%
----------------------------------------------------------------------------------------------------
 Class R4 (inception 11/13/96)         -15.96%   -1.53%  +13.60%  +15.97%    +3.42%          N/A
----------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 11/13/96)          -21.05%   -7.61%  +11.09%  +14.25%    +2.77%          N/A
----------------------------------------------------------------------------------------------------
 Class B (inception 11/13/96)          -20.65%   -7.54%  +11.46%  +14.64%    +2.49%          N/A
----------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -17.63%   -3.65%  +12.28%  +14.87%       N/A      -10.16%
----------------------------------------------------------------------------------------------------

AT MARCH 31, 2008
                                                                                        SINCE
WITHOUT SALES CHARGE                 6 MONTHS*  1 YEAR   3 YEARS  5 YEARS  10 YEARS  INCEPTION**

 Class A (inception 11/13/96)          -17.71%   -5.95%   +9.20%  +16.38%    +2.64%          N/A
----------------------------------------------------------------------------------------------------
 Class B (inception 11/13/96)          -17.81%   -6.88%   +8.48%  +15.44%    +1.85%          N/A
----------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -18.15%   -6.88%   +8.48%  +15.44%       N/A      -11.08%
----------------------------------------------------------------------------------------------------
 Class I (inception 7/15/04)           -17.63%   -5.45%   +9.91%      N/A       N/A      +10.11%
----------------------------------------------------------------------------------------------------
 Class R4 (inception 11/13/96)         -17.53%   -5.51%   +9.66%  +16.67%    +2.77%          N/A
----------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 11/13/96)          -22.55%  -11.24%   +7.09%  +14.97%    +2.12%          N/A
----------------------------------------------------------------------------------------------------
 Class B (inception 11/13/96)          -21.92%  -11.54%   +7.34%  +15.22%    +1.85%          N/A
----------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -18.96%   -7.81%   +8.48%  +15.44%       N/A      -11.08%
----------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

  *  Not annualized.
 **  For classes with less than 10 years performance.

--------------------------------------------------------------------------------

                 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Below, portfolio managers Bob Ewing and Nick Thakore discuss the Fund's results and positioning for the semiannual period ended April 30, 2008. Mr. Ewing and Mr. Thakore lead a team of research analysts in determining the allocation of the portfolio among various sectors of the technology industry. Each research analyst on the team covers one or more of these sectors and, under the oversight of Mr. Ewing and Mr. Thakore, is responsible for selecting investments based on the portfolio sector allocation determination.

DEAR SHAREHOLDERS,
RiverSource Global Technology Fund's Class A shares (excluding sales charge) declined 16.12% for the six months ended April 30, 2008. The Fund underperformed its benchmark, the unmanaged S&P North American Technology Sector Index(TM) (S&P NATS Index), formerly known as the S&P GSTI(TM) Composite Index, which fell 14.80% and its peer group, represented by the Lipper Science and Technology Funds Index, which declined 15.65% during the same period.

SECTOR DIVERSIFICATION(1) (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Consumer Discretionary                  0.9%
-------------------------------------------------
Information Technology                 87.5%
-------------------------------------------------
Telecommunication Services              7.0%
-------------------------------------------------
Other(2)                                4.6%
-------------------------------------------------

(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing.

(2) Cash & Cash Equivalents.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 6 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SIGNIFICANT PERFORMANCE FACTORS
The first half of the Fund's fiscal year was a difficult time for the U.S. equity market. Stocks declined amid fallout from last summer's subprime mortgage crisis, fear of weaker economic growth and high energy prices. The technology sector underperformed the broader stock market during the period.

Before the start of the current fiscal year, we had increased the Fund's emphasis on large-cap stocks, which we found attractive based on free cash flow yields and relatively low price-to-earnings multiples. This stance was advantageous during the volatile six-month period, as was the Fund's cash position. The Fund's sector allocations, which were generally similar to those of the S&P NATS Index, had little impact on relative performance, but overall stock selection was a negative factor.

Stock selection in the software sector, however, added to return relative to the S&P NATS Index benchmark. The Fund's software holdings were larger than those of the S&P NATS Index, another positive. Results in the semiconductor industry were mixed, with some holdings adding to return and others detracting. Overall, stock selection among semiconductors had a negative impact on performance.

TOP TEN HOLDINGS (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Cisco Systems                           7.5%
-------------------------------------------------
Microsoft                               6.0%
-------------------------------------------------
Intel                                   6.0%
-------------------------------------------------
Apple                                   5.4%
-------------------------------------------------
Google CI A                             5.3%
-------------------------------------------------
Hewlett-Packard                         4.8%
-------------------------------------------------
Oracle                                  4.3%
-------------------------------------------------
IBM                                     4.0%
-------------------------------------------------
QUALCOMM                                3.7%
-------------------------------------------------
Nokia ADR                               2.7%
-------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

                 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

Individual contributors to the return of the Fund included holdings in BEA SYSTEMS, PMC-SIERRA and ON SEMICONDUCTOR. Software company BEA SYSTEMS benefited from its acquisition by Oracle during the period. PMC-SIERRA is a small company that produces semiconductors for computer storage, telecommunications equipment and fiber optics for the home market. Of these, the home market is their fastest growing business and PMC-SIERRA has the largest market share outside the United States. Other investors generally avoided ON SEMICONDUCTOR due to concerns about a recent acquisition. We anticipated significant cost savings from the purchase, which we didn't think were reflected in earnings estimates. The stock price has risen as the company has begun to realize its earnings potential.

Detractors from return included not holding Research in Motion or Corning and having larger positions in MARVELL TECHNOLOGY GROUP and SPANSION than the S&P NATS Index. Research in Motion performed well as the Blackberry(R) smartphone continued to dominate the corporate market and the company also moved into the consumer market. Though the Fund did not hold Research in Motion, the portfolio includes other stocks with exposure to the mobile communications market, notably companies that make infrastructure components for mobile devices. We favor these companies because they are not dependent on the success of any specific mobile device. The Fund also did not hold Corning, a manufacturer of LCD panels for flat screen TVs, which outperformed in the first calendar quarter of 2008. We are seeing TV manufacturers stock piling inventory, either intentionally in anticipation of Olympic-related demand or due to slower consumer spending, and are concerned the inventory bloating could ripple back through the supply chain, cutting Corning's orders. We question whether two expected drivers of TV sales - the Olympics and disbursement of the government's economic stimulus payments - will have the anticipated impact.

Semiconductor company MARVELL TECHNOLOGY GROUP acquired a wireless semiconductor business from Intel and was planning to bring manufacturing in-house, a potential cost savings and earnings boost. However, we started to doubt the product's strength and the magnitude of the cost savings. We sold the stock and invested in smaller semiconductor companies. SPANSION, a company that makes memory for cell phones, suffered as prices in the memory market fell faster than expected in 2007.

--------------------------------------------------------------------------------

 8 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

We continue to focus on companies with visible earnings drivers and attractive valuations.

Since then, prices have stabilized and we think much of the negative news is behind the company. The stock remains very inexpensive, with an improving cash flow situation.

CHANGES TO THE FUND'S PORTFOLIO
Through much of the period, we continued to increase the Fund's average market capitalization, as we had been doing since mid-2007. Toward the end of the six months, we began to identify opportunities among small-cap stocks.

Because investors perceived large-cap stocks as a safe haven, they held up better than smaller stocks during the market's decline, which increased their downside risk potential. Additionally, large-caps may face a less favorable currency environment going forward. Given how weak the U.S. dollar has been, a reversal is possible, which would create a neutral or negative currency situation for large-cap stocks.

We have started to uncover attractive alternatives among stocks that suffered more significantly during the market's decline, particularly stocks in the small- and mid-cap segments.

To summarize the Fund's industry allocations, the software, semiconductor and telecommunication services positions were modestly larger than the corresponding segments within the S&P NATS Index.
Positions in the internet, computers and peripherals and communications equipment segments were smaller than the benchmark weightings. We continue to identify opportunities in the software sector, which we think is ripe for consolidation.

--------------------------------------------------------------------------------

                 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

OUR FUTURE STRATEGY
Though we recognize that technology spending is slowing, we believe there are technology themes that could be beneficial regardless of spending levels. Examples include cost-saving technology, companies in the midst of new product cycles and telecommunications equipment companies that provide infrastructure for better and faster internet capabilities. We are cautiously optimistic about personal computer sales. We believe PC growth will be relatively strong because replacement rates are high and people are buying additional computers as prices come down.

We also favor companies with exposure to emerging markets, a substantial growth opportunity for technology companies. While emerging markets represent 20% or less of total technology spending, they account for more than 30% of the spending growth. In addition, these markets are not suffering from the economic downturn affecting the United States.

Though the next several months could be indecisive if economic data worsens, the second half of the year is traditionally stronger for the technology sector, as companies tend to spend more. If people start to feel better about the business environment, we could see increased investor interest in technology stocks, which are typically among the first segments to respond to economic improvement. We continue to focus on companies with visible earnings drivers and attractive valuations.

--------------------------------------------------------------------------------

 10 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


      (PHOTO - BOB EWING)                (PHOTO - NICK THAKORE)
      Bob Ewing, CFA(R)                  Nick Thakore
      Portfolio Manager                  Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning

--------------------------------------------------------------------------------

 12 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING         ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                              NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $   838.80        $ 6.54           1.43%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $ 1,017.75        $ 7.17           1.43%
--------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $   835.20        $10.04           2.20%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $ 1,013.92        $11.02           2.20%
--------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $   832.10        $ 9.98           2.19%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $ 1,013.97        $10.97           2.19%
--------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $   839.20        $ 3.70            .81%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $ 1,020.84        $ 4.07            .81%
--------------------------------------------------------------------------------------------
Class R4
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $   840.40        $ 5.12           1.12%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $ 1,019.29        $ 5.62           1.12%
--------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2008: -16.12% for Class A, -16.48% for Class B, -16.79% for Class C, -16.08% for Class I and -15.96% for Class R4.

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (92.9%)
ISSUER                                            SHARES                    VALUE(A)
COMMUNICATIONS EQUIPMENT (17.7%)
Cisco Systems                                        411,951(b)          $10,562,423
JDS Uniphase                                          94,689(b)            1,355,000
Juniper Networks                                      74,255(b)            2,050,923
Motorola                                             137,340               1,367,906
Nokia ADR                                            127,952(c)            3,847,517
QUALCOMM                                             120,892               5,221,325
Telefonaktiebolaget LM Ericsson ADR                   52,539(c)            1,325,034
                                                                     ---------------
Total                                                                     25,730,128
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (18.8%)
Apple                                                 43,634(b)            7,590,134
Brocade Communications Systems                       169,175(b)            1,211,293
Dell                                                 163,453(b)            3,045,129
Hewlett-Packard                                      146,241               6,778,270
IBM                                                   46,580               5,622,206
SanDisk                                               54,995(b)            1,489,815
Seagate Technology                                    91,678(c)            1,729,964
                                                                     ---------------
Total                                                                     27,466,811
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.7%)
Cbeyond                                               90,489(b)            1,786,253
Global Crossing                                      150,933(b,c)          2,523,600
Qwest Communications Intl                            417,738               2,155,527
Time Warner Telecom Cl A                              89,921(b)            1,762,452
                                                                     ---------------
Total                                                                      8,227,832
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Amphenol Cl A                                         18,720                 864,490
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (7.3%)
eBay                                                  64,984(b)            2,033,349
Google Cl A                                           13,146(b)            7,549,617
Yahoo!                                                36,373(b)              996,984
                                                                     ---------------
Total                                                                     10,579,950
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

IT SERVICES (4.5%)
Accenture Cl A                                        39,796(c)           $1,494,340
Cognizant Technology Solutions Cl A                   53,801(b)            1,735,082
Fiserv                                                27,614(b)            1,395,888
Satyam Computer Services ADR                          75,577(c)            1,940,817
                                                                     ---------------
Total                                                                      6,566,127
------------------------------------------------------------------------------------

MEDIA (0.9%)
Virgin Media                                          98,276(d)            1,267,760
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (18.5%)
Cypress Semiconductor                                 44,620(b)            1,254,714
Infineon Technologies ADR                            134,012(b,c)          1,238,271
Intel                                                381,047               8,482,106
Intersil Cl A                                         53,670               1,434,062
MEMC Electronic Materials                             29,770(b)            1,874,617
Micron Technology                                    147,240(b)            1,136,693
NVIDIA                                                74,165(b)            1,524,091
ON Semiconductor                                     265,447(b)            1,982,889
PMC-Sierra                                           284,966(b)            2,214,186
Samsung Electronics                                    2,056(c)            1,458,898
Spansion Cl A                                        257,159(b)              848,625
Texas Instruments                                    117,235               3,418,573
                                                                     ---------------
Total                                                                     26,867,725
------------------------------------------------------------------------------------

SOFTWARE (17.7%)
Adobe Systems                                         91,390(b)            3,407,933
Citrix Systems                                        36,400(b)            1,192,100
Electronic Arts                                       23,752(b)            1,222,515
Microsoft                                            298,344               8,508,770
Nintendo                                               4,300(c)            2,361,547
Oracle                                               295,082(b)            6,152,460
Synchronoss Technologies                              93,233(b)            1,945,773
TIBCO Software                                       115,073(b)              882,610
                                                                     ---------------
Total                                                                     25,673,708
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
Vodafone Group                                       542,387(c)           $1,728,632
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $133,913,211)                                                    $134,973,163
------------------------------------------------------------------------------------

MONEY MARKET FUND (4.5%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%            6,550,973(e)           $6,550,973
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,550,973)                                                        $6,550,973
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $140,464,184)(f)                                                 $141,524,136
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 13.5% of net assets.

(d)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2008, is as follows:

                                              ACQUISITION
SECURITY                                         DATES                     COST
----------------------------------------------------------------------------------
Virgin Media                             01-16-08 thru 02-15-08         $1,371,748

(e) Affiliated Money Market Fund - See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(f) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $140,464,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $10,650,000
Unrealized depreciation                                             (9,590,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                         $1,060,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  15

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $133,913,211)          $134,973,163
   Affiliated money market fund (identified cost $6,550,973)       6,550,973
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $140,464,184)                                                 141,524,136
Cash                                                                  31,015
Capital shares receivable                                             62,315
Dividends receivable                                                  73,447
Receivable for investment securities sold                          3,794,187
----------------------------------------------------------------------------
Total assets                                                     145,485,100
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               142,124
Accrued investment management services fee                             2,880
Accrued distribution fee                                               1,736
Accrued transfer agency fee                                            1,235
Accrued administrative services fee                                      240
Accrued plan administration services fee                                   1
Other accrued expenses                                                55,458
----------------------------------------------------------------------------
Total liabilities                                                    203,674
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $145,281,426
============================================================================

--------------------------------------------------------------------------------

 16 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock - $.01 par value                                  $    594,332
Additional paid-in capital                                       479,607,884
Net operating loss                                                  (418,485)
Accumulated net realized gain (loss)                            (335,560,377)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      1,058,072
----------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                                $145,281,426
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                           $109,417,766
                                             Class B                           $ 32,448,750
                                             Class C                           $  3,255,874
                                             Class I                           $     15,377
                                             Class R4                          $    143,659
Net asset value per share of outstanding     Class A
   capital stock:                            shares(1)           42,967,976    $       2.55
                                             Class B shares      14,912,209    $       2.18
                                             Class C shares       1,491,539    $       2.18
                                             Class I shares           5,882    $       2.61
                                             Class R4 shares         55,601    $       2.58
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $2.71. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $    601,420
Income distributions from affiliated money market fund               184,748
Fee income from securities lending                                    36,015
   Less foreign taxes withheld                                       (23,547)
----------------------------------------------------------------------------
Total income                                                         798,636
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                   471,395
Distribution fee
   Class A                                                           142,996
   Class B                                                           173,212
   Class C                                                            16,930
Transfer agency fee
   Class A                                                           207,702
   Class B                                                            66,352
   Class C                                                             6,310
   Class R4                                                               38
Administrative services fee                                           45,778
Plan administration services fee - R4                                    191
Compensation of board members                                          1,586
Custodian fees                                                        10,260
Printing and postage                                                  30,644
Registration fees                                                     43,585
Professional fees                                                     15,380
Other                                                                  3,078
----------------------------------------------------------------------------
Total expenses                                                     1,235,437
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                    (191)
   Earnings and bank fee credits on cash balances                     (2,915)
----------------------------------------------------------------------------
Total net expenses                                                 1,232,331
----------------------------------------------------------------------------
Investment income (loss) - net                                      (433,695)
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions                                          (3,336,118)
   Foreign currency transactions                                      18,598
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           (3,317,520)
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (26,857,770)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (30,175,290)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(30,608,985)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 18 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED     YEAR ENDED
                                                      APRIL 30, 2008     OCT. 31, 2007
                                                       (UNAUDITED)
OPERATIONS
Investment income (loss) - net                         $   (416,625)     $ (1,731,686)
Net realized gain (loss) on investments                  (3,334,590)       32,284,685
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                    (26,857,770)        8,992,097
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                           (30,608,985)       39,545,096
--------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         8,902,421        21,370,119
   Class B shares                                         1,431,977         3,823,491
   Class C shares                                           362,324           784,042
   Class R4 shares                                           33,980           221,867
Payments for redemptions
   Class A shares                                       (15,319,313)      (35,029,639)
   Class B shares                                        (4,495,720)      (13,037,111)
   Class C shares                                          (445,499)         (989,760)
   Class R4 shares                                          (32,818)         (653,020)
--------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                          (9,562,648)      (23,510,011)
--------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 (40,171,633)       16,035,085
Net assets at beginning of period                       185,453,059       169,417,974
--------------------------------------------------------------------------------------
Net assets at end of period                            $145,281,426      $185,453,059
======================================================================================
Excess of distributions over net investment income     $   (418,485)     $     (1,860)
--------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Global Technology Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies in the information technology industry throughout the world.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2008, RiverSource Investments, LLC (the Investment Manager) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate

--------------------------------------------------------------------------------

 20 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At April 30, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2008 was $1,267,760 representing 0.87% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligations depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT 21 securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended April 30, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

--------------------------------------------------------------------------------

 22 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At April 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT 23 characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Nov. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

 24 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.72% to 0.595% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Science and Technology Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $77,943 for the six months ended April 30, 2008. The management fee for the year ended April 30, 2008 was 0.62% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended April 30, 2008 was 0.06% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2008, other expenses paid to this company were $536.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  25

Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Funds average daily net assets attributable to Class R4 shares for the provision of various administrative record keeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $103,640 for Class A, $9,765 for Class B and $398 for Class C for the six months ended April 30, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.87% for Class R4. Of these waived/reimbursed fees and expenses, the plan administration services fee at the class level was $191 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.41% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

During the six months ended April 30, 2008, the Fund's transfer agency fees were reduced by $2,915 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

--------------------------------------------------------------------------------

 26 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $42,886,160 and $50,574,563 respectively, for the six months ended April 30, 2008. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $36,015 for the six months ended April 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $474 for the six months ended April 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At April 30, 2008, the Fund had no outstanding securities lending.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                 SIX MONTHS ENDED APRIL 30, 2008
                                               ISSUED FOR
                                               REINVESTED                           NET
                                    SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------
Class A                           3,398,839         --         (6,000,980)      (2,602,141)
Class B                             642,390         --         (2,066,924)      (1,424,534)
Class C                             167,926         --           (209,037)         (41,111)
Class R4                             11,895         --            (11,843)              52
-----------------------------------------------------------------------------------------------

                                                    YEAR ENDED OCT. 31, 2007
                                               ISSUED FOR
                                               REINVESTED                           NET
                                    SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------
Class A                           8,002,124         --        (13,306,617)      (5,304,493)
Class B                           1,671,730         --         (5,677,043)      (4,005,313)
Class C                             339,430         --           (436,868)         (97,438)
Class R4                             88,006         --           (256,250)        (168,244)
-----------------------------------------------------------------------------------------------

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $25,176,530 and $30,219,672, respectively, for the six months ended April 30, 2008.

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  27

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended April 30, 2008.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes the Fund had a capital loss carry-over of $331,644,553 at Oct. 31, 2007, that if not offset by capital gains will expire as follows:

    2009          2010
$250,345,326   $81,299,227

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. RISKS RELATING TO CERTAIN INVESTMENTS

SECTOR RISK

The Fund invests a significant part of its total assets in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

FOREIGN RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

--------------------------------------------------------------------------------

 28 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT 29 and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 30 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,          2008(I)            2007              2006           2005           2004
Net asset value, beginning of period     $3.04          $2.42             $1.99          $1.83          $1.72
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .00(b),(c)      (.02)(b)        (.02)          (.02)          (.03)
Net gains (losses) (both realized
 and unrealized)                          (.49)           .64               .45            .18            .14
-------------------------------------------------------------------------------------------------------------
Total from investment operations          (.49)           .62               .43            .16            .11
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $2.55          $3.04             $2.42          $1.99          $1.83
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $109           $139              $123           $120           $146
-------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                    1.43%(f)       1.60%             1.69%          1.75%          1.74%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)             (.36%)(f)      (.80%)            (.89%)         (.92%)        (1.48%)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    29%           167%              196%           115%           349%
-------------------------------------------------------------------------------------------------------------
Total return(g)                        (16.12%)(h)     25.62%            21.61%          8.74%          6.40%
-------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  31

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,         2008(H)            2007              2006           2005           2004
Net asset value, beginning of
 period                                 $2.61          $2.09             $1.74          $1.60          $1.53
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             (.01)(b)       (.04)(b)          (.03)          (.03)          (.04)
Net gains (losses) (both realized
 and unrealized)                         (.42)           .56               .38            .17            .11
------------------------------------------------------------------------------------------------------------
Total from investment operations         (.43)           .52               .35            .14            .07
------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $2.18          $2.61             $2.09          $1.74          $1.60
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $32            $43               $42            $46            $59
------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                   2.20%(e)       2.38%             2.47%          2.53%          2.52%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)           (1.12%)(e)     (1.58%)           (1.66%)        (1.71%)        (2.26%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   29%           167%              196%           115%           349%
------------------------------------------------------------------------------------------------------------
Total return(f)                       (16.48%)(g)     24.88%            20.12%          8.75%          4.58%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 32 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,        2008(H)          2007                 2006           2005           2004
Net asset value, beginning of
 period                                 $2.62          $2.10             $1.74          $1.61          $1.53
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             (.01)(b)       (.04)(b)          (.03)          (.03)          (.04)
Net gains (losses) (both realized
 and unrealized)                         (.43)           .56               .39            .16            .12
------------------------------------------------------------------------------------------------------------
Total from investment operations         (.44)           .52               .36            .13            .08
------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $2.18          $2.62             $2.10          $1.74          $1.61
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $3             $4                $3             $3             $4
------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                   2.19%(e)       2.36%             2.45%          2.52%          2.49%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)           (1.12%)(e)     (1.56%)           (1.66%)        (1.69%)        (2.23%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   29%           167%              196%           115%           349%
------------------------------------------------------------------------------------------------------------
Total return(f)                       (16.79%)(g)     24.76%            20.69%          8.07%          5.23%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  33

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,         2008(J)            2007              2006           2005        2004(B)
Net asset value, beginning of
 period                                 $3.11          $2.46             $2.01          $1.83          $1.70
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .00(c),(d)      (.01)(c)        (.01)          (.01)          (.02)
Net gains (losses) (both realized
 and unrealized)                         (.50)           .66               .46            .19            .15
------------------------------------------------------------------------------------------------------------
Total from investment operations         (.50)           .65               .45            .18            .13
------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $2.61          $3.11             $2.46          $2.01          $1.83
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--               $--            $--            $--
------------------------------------------------------------------------------------------------------------
Total expenses(e),(f)                    .81%(g)        .99%             1.01%          1.04%          1.03%(g)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)             .25%(g)       (.19%)            (.22%)         (.21%)         (.73%)(g)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   29%           167%              196%           115%           349%
------------------------------------------------------------------------------------------------------------
Total return(h)                       (16.08%)(i)     26.42%            22.39%          9.84%          7.65%(i)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 15, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,         2008(K)            2007              2006           2005           2004
Net asset value, beginning of
 period                                 $3.07          $2.43             $2.00          $1.83          $1.72
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .00(b),(c)      (.01)(b)        (.02)          (.02)          (.02)
Net gains (losses) (both realized
 and unrealized)                         (.49)           .65               .45            .19            .13
------------------------------------------------------------------------------------------------------------
Total from investment operations         (.49)           .64               .43            .17            .11
------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $2.58          $3.07             $2.43          $2.00          $1.83
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--                $1            $--            $--
------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.12%(f)       1.34%             1.47%          1.54%          1.55%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)         .87%(f)       1.34%             1.47%          1.54%          1.55%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)             .22%(f)       (.52%)            (.68%)         (.73%)        (1.28%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   29%           167%              196%           115%           349%
------------------------------------------------------------------------------------------------------------
Total return(i)                       (15.96%)(j)     26.34%            21.50%          9.29%          6.40%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT  35

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the

--------------------------------------------------------------------------------

 36 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's

--------------------------------------------------------------------------------

                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT 37 management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 38 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2008 SEMIANNUAL REPORT

     RIVERSOURCE GLOBAL TECHNOLOGY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6396 K (6/08)

Semiannual Report
                                                             (THREADNEEDLE LOGO)

THREADNEEDLE
EMERGING MARKETS FUND
(FORMERLY RIVERSOURCE EMERGING MARKETS FUND)

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008

THREADNEEDLE EMERGING MARKETS FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............     11

Portfolio of Investments............     13

Financial Statements................     17

Notes to Financial Statements.......     21

Approval of Investment Management
   Services Agreement...............     36

Proxy Voting........................     39

RIVERSOURCE COMPLEX OF FUNDS
Threadneedle Funds are a part of
the RiverSource complex of funds
that includes funds branded
"RiverSource," "RiverSource
Partners," and "Threadneedle."
These funds share the same Board
of Directors/Trustees and
officers.
Please see the back of this report
for a list of mutual funds that
are included in the RiverSource
complex of funds.

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

                 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle Emerging Markets Fund (the Fund) (formerly RiverSource Emerging
  Markets Fund) Class A shares declined 11.91% (excluding sales charge) for the six months ended April 30, 2008.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) Emerging Markets Index, which declined 10.18% during the six-month period.

> The Fund's peer group, the Lipper Emerging Markets Funds Index, declined 9.84% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                        6 months*   1 year    3 years   5 years   10 years
-------------------------------------------------------------------------------
Threadneedle Emerging
  Markets Fund Class
  A (excluding sales
  charge)                -11.91%    +24.57%   +33.72%   +33.60%   +12.20%
-------------------------------------------------------------------------------
MSCI Emerging Markets
  Index(1)
  (unmanaged)            -10.18%    +25.71%   +34.27%   +35.76%   +13.54%
-------------------------------------------------------------------------------
Lipper Emerging
  Markets Funds
  Index(2)                -9.84%    +21.02%   +31.98%   +34.20%   +12.80%
-------------------------------------------------------------------------------

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

--------------------------------------------------------------------------------

 2 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
         X                 LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                            Total
-------------------------------------
Class A                     1.83%
-------------------------------------
Class B                     2.58%
-------------------------------------
Class C                     2.59%
-------------------------------------
Class I                     1.39%
-------------------------------------
Class R4                    1.64%
-------------------------------------

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

                 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 11/13/96)         -11.91%    +24.57%   +33.72%   +33.60%   +12.20%         N/A
---------------------------------------------------------------------------------------------------------
 Class B (inception 11/13/96)         -12.30%    +23.50%   +32.66%   +32.57%   +11.33%         N/A
---------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -12.30%    +23.56%   +32.65%   +32.60%      N/A       +13.94%
---------------------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)           -11.78%    +25.05%   +34.34%      N/A       N/A       +26.50%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 11/13/96)        -11.68%    +24.93%   +34.02%   +33.88%   +12.45%         N/A
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 11/13/96)         -16.95%    +17.37%   +31.10%   +32.06%   +11.63%         N/A
---------------------------------------------------------------------------------------------------------
 Class B (inception 11/13/96)         -15.68%    +18.74%   +31.89%   +32.44%   +11.33%         N/A
---------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -12.98%    +22.61%   +32.65%   +32.60%      N/A       +13.94%
---------------------------------------------------------------------------------------------------------

AT MARCH 31, 2008
                                                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 11/13/96)          -6.26%    +19.63%   +29.56%   +33.07%   +11.34%         N/A
---------------------------------------------------------------------------------------------------------
 Class B (inception 11/13/96)          -6.58%    +18.79%   +28.62%   +32.02%   +10.49%         N/A
---------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -6.65%    +18.72%   +28.57%   +32.02%      N/A       +13.07%
---------------------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)            -6.03%    +20.25%   +30.17%      N/A       N/A       +24.91%
---------------------------------------------------------------------------------------------------------
 Class R4 (inception 11/13/96)         -5.99%    +20.18%   +29.87%   +33.35%   +11.58%         N/A
---------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 11/13/96)         -11.65%    +12.73%   +27.02%   +31.52%   +10.77%         N/A
---------------------------------------------------------------------------------------------------------
 Class B (inception 11/13/96)         -10.19%    +14.21%   +27.80%   +31.89%   +10.49%         N/A
---------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -7.37%    +17.81%   +28.57%   +32.02%      N/A       +13.07%
---------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

 * Not annualized.

** For classes with less than 10 years performance.

--------------------------------------------------------------------------------

 4 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Below, Threadneedle Emerging Markets Fund portfolio managers Julian Thompson and Jules Mort of Threadneedle International Limited (Threadneedle) discuss the Fund's results and positioning for the semiannual period ended April 30, 2008. Threadneedle, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., acts as the subadvisor to the Fund.

Dear Shareholders,

The Fund's Class A shares declined 11.91% (excluding sales charge) for the six months ended April 30, 2008. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index, which fell 10.18%. The Fund's peer group, the Lipper Emerging Markets Funds Index, declined 9.84% for the period.

COUNTRY DIVERSIFICATION (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Brazil                                              19.0%
--------------------------------------------------------------
Canada                                               0.7%
--------------------------------------------------------------
China                                                6.8%
--------------------------------------------------------------
Egypt                                                0.3%
--------------------------------------------------------------
Hong Kong                                            4.7%
--------------------------------------------------------------
India                                                5.0%
--------------------------------------------------------------
Indonesia                                            2.0%
--------------------------------------------------------------
Israel                                               3.6%
--------------------------------------------------------------
Malaysia                                             2.3%
--------------------------------------------------------------
Mexico                                               7.7%
--------------------------------------------------------------
Norway                                               0.3%
--------------------------------------------------------------
Pakistan                                             0.6%
--------------------------------------------------------------
Peru                                                 0.8%
--------------------------------------------------------------
Russia                                              16.3%
--------------------------------------------------------------
South Africa                                         5.6%
--------------------------------------------------------------
South Korea                                         13.3%
--------------------------------------------------------------
Taiwan                                               8.0%
--------------------------------------------------------------
Thailand                                             1.0%
--------------------------------------------------------------
Turkey                                               1.0%
--------------------------------------------------------------
United Kingdom                                       0.4%
--------------------------------------------------------------
Other(1)                                             0.6%
--------------------------------------------------------------

(1) Cash & Cash Equivalents.

--------------------------------------------------------------------------------

                 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------

SIGNIFICANT PERFORMANCE FACTORS
During the semiannual period, emerging market equities underperformed global equities, as represented by the MSCI World Index(1), and U.S. equities, as represented by the S&P 500 Index(2). Increased risk aversion brought on by the spreading credit crisis and slowing economic growth was primarily responsible for the weakness in emerging markets. When the worst expectations for slower growth failed to materialize, confidence improved and the emerging market segment rebounded toward the end of the period.

Latin America was the best performing region in the emerging market universe, fueled by favorable results in Brazil. Improving fundamentals, evidenced by an upgrade to an investment grade credit rating and higher commodity prices, contributed to Brazil's strong performance. Results were decidedly weaker in Asia where markets in China, India and South Korea fell significantly. Eastern Europe, the Mid East and Africa declined, but the Russian market was little affected due to the cushioning provided by its oil exposure.

TOP TEN HOLDINGS (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Petroleo Brasileiro ADR (Brazil)                5.8%
---------------------------------------------------------
Companhia Vale do Rio Doce ADR (Brazil)         4.2%
---------------------------------------------------------
Gazprom ADR (Russia)                            4.0%
---------------------------------------------------------
China Mobile (Hong Kong)                        3.7%
---------------------------------------------------------
Samsung Electronics (South Korea)               3.2%
---------------------------------------------------------
America Movil ADR Series L (Mexico)             3.1%
---------------------------------------------------------
CNOOC (China)                                   2.7%
---------------------------------------------------------
Banco Bradesco (Brazil)                         2.7%
---------------------------------------------------------
KT Corp (South Korea)                           2.3%
---------------------------------------------------------
Redecard (Brazil)                               2.0%
---------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

(1) Morgan Stanley Capital International (MSCI) World Index is an unmanaged index, compiled from a composite of more than 1,500 companies listed in the stock exchanges of North America, Europe, Australia, New Zealand and the Far East.
(2) Standard & Poor's 500 Index (S&P 500 Index) is an unmanaged index of common stocks, frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

--------------------------------------------------------------------------------

 6 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Latin America was the best performing region in the emerging market universe, fueled by favorable results in Brazil.

The Fund benefited from its allocation to Latin
America, which was larger than that of the MSCI
Emerging Markets Index. Having a smaller weighting in Asia, including China, India and South Korea, compared to the MSCI Emerging Markets Index, was also advantageous. The Fund's allocations to Brazil and Russia were the two largest overweights compared to the MSCI Emerging Markets Index and both added to relative performance. Conversely, the Fund had less exposure to Taiwan than the MSCI Emerging Markets
Index, which was a disadvantage. The election of a new government that favors stronger ties to mainland
China has raised hopes for an economic renaissance in Taiwan.

Stock selection was primarily responsible for the Fund's underperformance relative to the MSCI
Emerging Markets Index, largely due to holdings of property stocks in Brazil, Mexico, China and India.

Property stocks, which are not a significant component of the MSCI Emerging Markets Index, have suffered from the contagion effect of the U.S.
subprime mortgage crisis. Examples of Fund holdings that underperformed include CHINA OVERSEAS LAND AND
INVESTMENT and AGILE PROPERTY HOLDINGS, two Chinese companies traded on the Hong Kong Stock Exchange, and DLF in India. We continue to believe the long-term supply and demand situation in emerging markets is favorable for property developers. Though risks have risen in the near term, particularly a lack of available funding, we remain confident in the business models of the property companies we hold.

The Fund de-emphasized financial stocks, an advantage since the sector performed poorly. Within the MSCI Emerging Markets Index, consumer

--------------------------------------------------------------------------------

                 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

staples, materials and energy were the strongest sectors, and the Fund benefited from overweights in materials and energy. However, the positive effects were not enough to offset the impact of the Fund's property exposure.

CHANGES TO THE FUND'S PORTFOLIO
We kept the Fund's country allocations broadly the same over the course of the six months. Brazil and Russia remained the two largest overweights relative to the MSCI Emerging Markets Index, although we slightly reduced holdings in Brazil and increased the Fund's weighting in Russia. We added to the Fund's holdings in Mexico and Taiwan, while keeping both positions smaller than those of the MSCI Emerging Markets Index. We reduced the Fund's positions in China and India, which also remained smaller than the MSCI Emerging Markets Index.

Looking more closely at China, we believe the market is still relatively expensive, particularly consumer-related stocks. We also think China's central bank could take further steps to tighten the money supply, which might restrain enthusiasm for the Chinese market. Although we are not significantly underweight in China, we are generally finding more attractive companies in other regions. That said, we have been selectively adding to holdings in certain sectors within China, including banks, property stocks and telecommunication services. Our outlook for India is similar, since India is also a retail-driven market with a central bank that may continue to restrain liquidity through a tighter monetary policy.

We are attracted to countries where performance has been driven by strong fundamentals, such as Brazil. We also see potential in Russia, where high oil prices have been a major windfall. We increased exposure to Taiwan and South Korea, two major industrialized economies in Asia. Both have experienced recent changes in government -- Taiwan with a pro-mainland China government and South Korea with a pro-business administration. In addition, South Korea will likely be among the early beneficiaries of any improvement in the U.S. economy.

--------------------------------------------------------------------------------

 8 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The Fund now has a larger energy position than it did at the start of the period. We also increased exposure to the telecommunication services sector. In general, we favor mobile telecommunications, an area that is not very economically sensitive, has a business model that works well in emerging markets and tends to have relatively high return on capital due to less competition.

OUR FUTURE STRATEGY
We believe the emerging markets are very well positioned for this economic environment. We see three important growth drivers for this universe: relative immunity to the continued credit problems in developed nations, high commodity prices and infrastructure spending.

While credit concerns remain an issue in the developed world, emerging markets tend to rely less on borrowing, particularly consumers. As large commodity producers, emerging markets continue to benefit from a supply and demand balance that generally favors producers. China's growth is still very solid, and we believe that will continue to support commodity prices. Meanwhile, infrastructure spending further reinforces commodity prices and is also a positive for manufacturing companies in emerging markets.

One potential concern is higher inflation levels, but we believe emerging market currencies will continue to appreciate against the U.S. dollar, helping to offset inflationary pressures. In general, emerging market countries are not being aggressive in tightening their money supply to stem inflation and that reduces the risk that central banks will go too far and stifle the growth cycle.

--------------------------------------------------------------------------------

                 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

Our expectations for individual companies are also favorable. We anticipate an average of about 18% earnings growth from emerging market companies in 2008 and approximately 12% earnings growth in 2009. We believe stocks are still reasonably valued based on that growth forecast. Consequently, our outlook for emerging markets, even in this period of high risk aversion, remains very favorable.


(PHOTO - Julian    (PHOTO - Jules
Thompson)          Mort)
Julian Thompson    Jules Mort
Portfolio Manager  Deputy Portfolio
                   Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

 10 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               BEGINNING         ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  880.90         $ 8.56           1.83%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.76         $ 9.17           1.83%
-------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  877.00         $12.09           2.59%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,011.98         $12.96           2.59%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  877.00         $12.09           2.59%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,011.98         $12.96           2.59%
-------------------------------------------------------------------------------------------
Class I
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  882.20         $ 6.65           1.42%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.80         $ 7.12           1.42%
-------------------------------------------------------------------------------------------
Class R4
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  883.20         $ 8.01           1.71%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.36         $ 8.57           1.71%
-------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2008: -11.91% for Class A, -12.30% for Class B, -12.30% for Class C, -11.78% for Class I and -11.68% for Class R4.

--------------------------------------------------------------------------------

 12 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (95.5%)(c)
ISSUER                                            SHARES                    VALUE(A)
BRAZIL (16.1%)
Bradespar                                            253,500              $7,479,753
Companhia Vale do Rio Doce ADR                       768,088              30,016,878
Cyrela Brazil Realty                                 498,400               8,263,176
Even Construtora e Incorporadora                     533,900               3,402,540
MRV Engenharia e Participacoes                       202,100               4,074,352
Multiplan Empreendimentos Imobiliarios               449,549(b)            5,681,247
Petroleo Brasileiro ADR                              339,394              41,209,219
Positivo Informatica                                 115,700               1,469,140
Redecard                                             769,500              14,355,479
                                                                     ---------------
Total                                                                    115,951,784
------------------------------------------------------------------------------------

CANADA (0.7%)
Yamana Gold                                          371,847               4,767,079
------------------------------------------------------------------------------------

CHINA (6.8%)
China Construction Bank Series H                   9,289,000               8,391,233
China Merchants Bank Series H                      1,421,000               5,935,117
China Shenhua Energy Series H                        681,500               3,130,640
CNOOC                                             11,001,000              19,423,825
Industrial & Commercial Bank of China Series
 H                                                10,935,000               8,657,413
Minth Group                                        2,838,000               3,182,790
                                                                     ---------------
Total                                                                     48,721,018
------------------------------------------------------------------------------------

EGYPT (0.3%)
Orascom Construction Inds                             25,499               2,090,444
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HONG KONG (4.6%)
China Mobile                                       1,517,500             $26,112,091
China Overseas Land & Investment                   3,350,000               7,049,736
                                                                     ---------------
Total                                                                     33,161,827
------------------------------------------------------------------------------------

INDIA (4.9%)
Bharat Heavy Electricals                             128,872               6,048,208
Bharti Airtel                                        438,239(b)            9,712,514
DLF                                                  245,437               4,270,168
Larsen & Toubro                                       64,345               4,767,928
Reliance Inds                                        163,138(b)           10,523,669
                                                                     ---------------
Total                                                                     35,322,487
------------------------------------------------------------------------------------

INDONESIA (2.0%)
Bumi Resources                                     5,873,000               4,238,247
Intl Nickel Indonesia                              7,731,500               5,579,433
Perusahaan Gas Negara                              3,398,000               4,461,834
                                                                     ---------------
Total                                                                     14,279,514
------------------------------------------------------------------------------------

ISRAEL (3.6%)
Israel Chemicals                                     764,869              14,087,632
Teva Pharmaceutical Inds ADR                         251,334              11,757,404
                                                                     ---------------
Total                                                                     25,845,036
------------------------------------------------------------------------------------

MALAYSIA (2.2%)
IOI                                                3,500,500               8,091,720
KNM Group                                          3,966,600               8,038,708
                                                                     ---------------
Total                                                                     16,130,428
------------------------------------------------------------------------------------

MEXICO (7.6%)
America Movil ADR Series L                           387,263              22,445,763
Desarrolladora Homex ADR                             145,409(b)            8,663,469

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MEXICO (CONT.)
Grupo Financiero Banorte Series O                  2,101,000              $9,091,145
Grupo Mexico Series B                                985,400               7,187,900
Urbi Desarrollos Urbanos                           2,380,200(b)            7,637,066
                                                                     ---------------
Total                                                                     55,025,343
------------------------------------------------------------------------------------

NORWAY (0.3%)
Copeinca                                             308,200(b)            2,120,378
------------------------------------------------------------------------------------

PAKISTAN (0.6%)
United Bank GDR                                      492,437(d,e)          4,360,278
------------------------------------------------------------------------------------

PERU (0.8%)
Compania de Minas Buenaventura ADR                    92,591               5,793,419
------------------------------------------------------------------------------------

RUSSIA (16.1%)
Eurasia Drilling GDR                                 266,036(b,d,e)        6,172,035
Gazprom ADR                                          541,880              28,692,546
Mechel ADR                                            60,314               8,793,782
MMC Norilsk Nickel ADR                               315,731               8,518,422
Mobile Telesystems ADR                               159,820              12,398,835
Novolipetsk Steel GDR                                158,726(d,e)          7,050,609
Pharmstandard Cl S                                    74,180(b)            4,936,679
Rosneft Oil GDR                                    1,109,571(d,e)         10,818,317
Sberbank Cl S                                      2,721,077               8,857,106
Sibirskiy Cement                                      24,589               4,561,260
TMK GDR                                              154,534(d,e)          4,945,088
Vimpel-Communications ADR                            360,173              10,862,818
                                                                     ---------------
Total                                                                    116,607,497
------------------------------------------------------------------------------------

SOUTH AFRICA (5.5%)
Aveng                                                907,638               6,851,843
Impala Platinum Holdings                             265,982              10,840,319
MTN Group                                            523,874              10,016,910
Sasol                                                208,641              11,871,544
                                                                     ---------------
Total                                                                     39,580,616
------------------------------------------------------------------------------------

SOUTH KOREA (13.2%)
Daelim Industrial                                     49,931               6,752,146
Doosan Infracore                                     288,450               9,355,913

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SOUTH KOREA (CONT.)
Hyundai Motor                                         89,235              $7,534,213
Infopia                                               83,756               3,949,572
KT Corp                                              352,520              16,289,097
NHN                                                   28,231(b)            6,564,693
Samsung Electronics                                   32,080              22,763,353
Shinhan Financial Group                              186,834              10,796,096
SK Communications                                    105,351(b)            1,566,597
Yuhan                                                 43,676               9,589,541
                                                                     ---------------
Total                                                                     95,161,221
------------------------------------------------------------------------------------

TAIWAN (7.9%)
Asustek Computer                                   2,498,485               8,102,751
Chinatrust Financial Holding                       8,555,000(b)            8,915,846
Chunghwa Telecom                                   1,997,000               5,145,725
First Financial Holding                            4,318,000               5,244,248
High Tech Computer                                   254,000               6,544,888
Taiwan Fertilizer                                  1,517,000               7,344,740
Taiwan Semiconductor Mfg ADR                       1,075,624              12,090,014
Tripod Technology                                  1,067,920               3,628,089
                                                                     ---------------
Total                                                                     57,016,301
------------------------------------------------------------------------------------

THAILAND (1.0%)
Kasikornbank                                       2,603,000               7,251,155
------------------------------------------------------------------------------------

TURKEY (1.0%)
Turkcell                                             907,184(b)            7,263,739
------------------------------------------------------------------------------------

UNITED KINGDOM (0.4%)
Hochschild Mining                                    388,386               2,895,706
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $589,519,282)                                                    $689,345,270
------------------------------------------------------------------------------------

PREFERRED STOCKS (2.7%)(c)
ISSUER                                            SHARES                    VALUE(A)
BRAZIL
Banco Bradesco                                       834,250             $19,328,775
------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $17,843,687)                                                      $19,328,775
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

MONEY MARKET FUND (0.6%)
ISSUER                                            SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%            4,610,259(f)           $4,610,259
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,610,259)                                                        $4,610,259
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $611,973,228)(g)                                                 $713,284,304
====================================================================================

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2008:

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Auto Components                                             0.4%               $3,182,790
Automobiles                                                 1.0                 7,534,213
Chemicals                                                   3.0                21,432,372
Commercial Banks                                           13.4                96,828,412
Computers & Peripherals                                     2.2                16,116,779
Construction & Engineering                                  2.8                20,462,361
Diversified Financial Services                              1.0                 7,479,753
Diversified Telecommunication Services                      3.0                21,434,822
Electrical Equipment                                        0.8                 6,048,208
Electronic Equipment & Instruments                          0.5                 3,628,089
Energy Equipment & Services                                 2.7                19,155,831
Food Products                                               1.4                10,212,098
Gas Utilities                                               0.6                 4,461,834
Health Care Equipment & Supplies                            0.5                 3,949,572
Household Durables                                          3.4                24,563,711
Internet Software & Services                                1.1                 8,131,290
IT Services                                                 2.0                14,355,479
Machinery                                                   1.3                 9,355,913
Metals & Mining                                            12.7                91,443,547
Multi-Utilities                                             0.6                 4,561,260
Oil, Gas & Consumable Fuels                                18.0               129,908,007
Pharmaceuticals                                             3.6                26,283,624
Real Estate Investment Trusts (REITs)                       3.4                24,478,043
Semiconductors & Semiconductor Equipment                    4.8                34,853,367
Wireless Telecommunication Services                        13.7                98,812,670
Other(1)                                                    0.6                 4,610,259
-----------------------------------------------------------------------------------------
                                                                             $713,284,304
-----------------------------------------------------------------------------------------

(1) Cash & Cash Equivalents.
 NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  15

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $33,346,327 or 4.6% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2008, is as follows:

                                              ACQUISITION
SECURITY                                         DATES                     COST
----------------------------------------------------------------------------------
Eurasia Drilling GDR*                    11-02-07 thru 04-15-08         $6,267,169
Novolipetsk Steel GDR*                   06-06-07 thru 04-15-08          4,404,564
Rosneft Oil GDR*                         04-07-08 thru 04-15-08         10,540,818
TMK GDR*                                 04-07-08 thru 04-17-08          4,949,515
United Bank GDR*                                06-25-07                 5,089,277

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund - See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(g) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $611,973,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $125,950,000
Unrealized depreciation                                            (24,639,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $101,311,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 16 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $607,362,969)          $708,674,045
   Affiliated money market fund (identified cost $4,610,259)       4,610,259
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $611,973,228)                                                 713,284,304
Foreign currency holdings (identified cost $8,153,230)             8,105,283
Capital shares receivable                                            619,760
Dividends receivable                                                 826,444
Receivable for investment securities sold                          1,615,727
----------------------------------------------------------------------------
Total assets                                                     724,451,518
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             1,012,393
Payable for investment securities purchased                        1,503,059
Accrued investment management services fee                            21,050
Accrued distribution fee                                               6,114
Accrued transfer agency fee                                            2,361
Accrued administrative services fee                                    1,529
Accrued plan administration services fee                                  12
Other accrued expenses                                               348,715
----------------------------------------------------------------------------
Total liabilities                                                  2,895,233
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $721,556,285
============================================================================

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  17

APRIL 30, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    704,668
Additional paid-in capital                                       552,201,225
Excess of distributions over net investment income                (5,642,783)
Accumulated net realized gain (loss)                              73,029,469
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                    101,263,706
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $721,556,285
============================================================================

Net assets applicable to outstanding       Class A
   shares:                                                                     $556,867,072
                                                                               $ 80,469,095
                                           Class B
                                                                               $  6,837,200
                                           Class C
                                                                               $ 75,546,847
                                           Class I
                                                                               $  1,836,071
                                           Class R4
Net asset value per share of outstanding   Class A shares(1)
   capital stock:                                                53,814,851    $      10.35
                                                                  8,658,997    $       9.29
                                           Class B shares
                                                                    734,282    $       9.31
                                           Class C shares
                                                                  7,087,152    $      10.66
                                           Class I shares
                                                                    171,561    $      10.70
                                           Class R4 shares
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $10.98. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 18 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  10,368,822
Interest                                                               63,407
Income distributions from affiliated money market fund                244,724
   Less foreign taxes withheld                                       (464,282)
-----------------------------------------------------------------------------
Total income                                                       10,212,671
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                  4,044,432
Distribution fee
   Class A                                                            704,401
   Class B                                                            406,184
   Class C                                                             33,400
Transfer agency fee
   Class A                                                            473,965
   Class B                                                             72,684
   Class C                                                              5,825
   Class R4                                                               485
Administrative services fee                                           276,368
Plan administration services fee -- Class R4                            2,424
Compensation of board members                                           7,371
Custodian fees                                                        328,600
Printing and postage                                                   54,600
Registration fees                                                      48,899
Professional fees                                                      49,414
Other                                                                 152,498
-----------------------------------------------------------------------------
Total expenses                                                      6,661,550
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                   (2,490)
   Earnings and bank fee credits on cash balances                     (10,102)
-----------------------------------------------------------------------------
Total net expenses                                                  6,648,958
-----------------------------------------------------------------------------
Investment income (loss) - net                                      3,563,713
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                           64,918,996
   Foreign currency transactions                                     (101,584)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                            64,817,412
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         (166,871,156)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (102,053,744)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (98,490,031)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED     YEAR ENDED
                                                        APRIL 30, 2008     OCT. 31, 2007
                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                          $   3,563,713      $   1,517,079
Net realized gain (loss) on investments                    64,817,412        156,013,553
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                     (166,871,156)       189,936,461
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             (98,490,031)       347,467,093
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                              (7,733,482)                --
      Class B                                                (584,169)                --
      Class C                                                 (60,487)                --
      Class I                                                (828,121)                --
      Class R4                                                (23,143)                --
   Net realized gain
      Class A                                            (117,775,823)       (98,239,230)
      Class B                                             (18,510,075)       (18,762,771)
      Class C                                              (1,520,014)        (1,196,069)
      Class I                                              (9,800,247)        (9,664,518)
      Class R4                                               (416,434)        (1,447,673)
----------------------------------------------------------------------------------------
Total distributions                                      (157,251,995)      (129,310,261)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                          50,831,229         91,841,700
   Class B shares                                           8,498,357         12,086,529
   Class C shares                                           1,465,695          1,969,066
   Class I shares                                          28,950,852          5,204,952
   Class R4 shares                                            415,260          3,407,128
Reinvestment of distributions at net asset value
   Class A shares                                         124,102,492         97,170,044
   Class B shares                                          18,787,330         18,551,177
   Class C shares                                           1,531,576          1,147,176
   Class I shares                                          10,623,826          9,658,984
   Class R4 shares                                            439,576          1,447,453
Payments for redemptions
   Class A shares                                         (73,929,504)      (127,473,312)
   Class B shares                                          (9,824,406)       (38,310,114)
   Class C shares                                          (1,329,911)        (2,015,974)
   Class I shares                                          (3,258,381)       (16,607,477)
   Class R4 shares                                           (582,397)        (9,169,513)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           156,721,594         48,907,819
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   (99,020,432)       267,064,651
Net assets at beginning of period                         820,576,717        553,512,066
----------------------------------------------------------------------------------------
Net assets at end of period                             $ 721,556,285      $ 820,576,717
========================================================================================
Undistributed (excess of distributions over) net
   investment income                                    $  (5,642,783)     $      22,906
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 20 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Threadneedle Emerging Markets Fund (the Fund) (formerly RiverSource Emerging Markets Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of emerging markets companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2008, RiverSource Investments, LLC (the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT 21 are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At April 30, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2008 was $33,346,327 representing 4.62% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also

--------------------------------------------------------------------------------

 22 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT 23 dividends, interest income and foreign withholding taxes. At April 30, 2008, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At April 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale"

--------------------------------------------------------------------------------

 24 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Nov. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income,

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT 25 including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 1.10% to 0.90% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper Emerging Markets Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $240,150 for the six months ended April 30, 2008. The management fee for the six months ended April 30, 2008 was 1.15% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2008 was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2008, other expenses paid to this company were $2,409.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other

--------------------------------------------------------------------------------

 26 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $480,426 for Class A, $19,903 for Class B and $587 for Class C for the six months ended April 30, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.46% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fee at the class level was $66 for Class R4 and the plan administration services fee was $2,424 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT 27 performance incentive adjustment, will not exceed 1.64% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

During the six months ended April 30, 2008, the Fund's custodian and transfer agency fees were reduced by $10,102 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $490,170,681 and $484,256,536, respectively, for the six months ended April 30, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED APRIL 30, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       4,617,996     11,944,424       (6,851,400)        9,711,020
Class B                         856,083      2,007,193       (1,033,432)        1,829,844
Class C                         148,156        163,281         (134,817)          176,620
Class I                       2,779,849        993,810         (296,091)        3,477,568
Class R4                         34,574         40,967          (54,358)           21,183
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED OCT. 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       8,019,411      9,935,587      (11,422,639)        6,532,359
Class B                       1,163,544      2,056,671       (3,595,546)         (375,331)
Class C                         179,156        126,760         (198,413)          107,503
Class I                         463,963        966,865       (1,397,671)           33,157
Class R4                        313,574        145,035         (806,884)         (348,275)
----------------------------------------------------------------------------------------------

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of the shares of the RiverSource Short-Term

--------------------------------------------------------------------------------

 28 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

Cash Fund aggregated $250,810,221 and $253,871,051, respectively, for the six months ended April 30, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMBC Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended April 30, 2008.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT 29 dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 30 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,       2008(J)            2007              2006              2005              2004
Net asset value, beginning of
 period                              $14.99         $11.32             $8.23             $6.27             $5.46
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)            .06(b)         .04(b)            .01               .04               .03
Net gains (losses) (both realized
 and unrealized)                      (1.83)          6.27              3.10              1.95               .84
----------------------------------------------------------------------------------------------------------------
Total from investment operations      (1.77)          6.31              3.11              1.99               .87
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.18)            --              (.02)             (.03)             (.06)
Distributions from realized gains     (2.69)         (2.64)               --                --                --
----------------------------------------------------------------------------------------------------------------
Total distributions                   (2.87)         (2.64)             (.02)             (.03)             (.06)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $10.35         $14.99            $11.32             $8.23             $6.27
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $557           $661              $425              $295              $191
----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          1.83%(e)       1.83%             1.81%             1.79%             1.83%
----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)      1.83%(e)       1.82%             1.81%             1.79%             1.83%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)          1.08%(e)        .31%              .19%              .54%              .41%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 69%           125%              145%              124%              128%
----------------------------------------------------------------------------------------------------------------
Total return(h)                     (11.91%)(i)     68.21%            37.85%            31.83%            16.09%
----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  31

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,       2008(J)            2007              2006              2005              2004
Net asset value, beginning of
 period                              $13.73         $10.63             $7.77             $5.95             $5.19
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)            .02(b)        (.05)(b)          (.05)             (.01)             (.02)
Net gains (losses) (both realized
 and unrealized)                      (1.69)          5.79              2.91              1.83               .81
----------------------------------------------------------------------------------------------------------------
Total from investment operations      (1.67)          5.74              2.86              1.82               .79
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.08)            --                --                --              (.03)
Distributions from realized gains     (2.69)         (2.64)               --                --                --
----------------------------------------------------------------------------------------------------------------
Total distributions                   (2.77)         (2.64)               --                --              (.03)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $9.29         $13.73            $10.63             $7.77             $5.95
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $80            $94               $77               $74               $73
----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          2.59%(e)       2.58%             2.57%             2.55%             2.59%
----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)      2.59%(e)       2.57%             2.57%             2.55%             2.59%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)           .34%(e)       (.48%)            (.55%)            (.24%)            (.32%)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 69%           125%              145%              124%              128%
----------------------------------------------------------------------------------------------------------------
Total return(h)                     (12.30%)(i)     66.95%            36.81%            30.59%            15.18%
----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 32 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,       2008(J)            2007              2006              2005              2004
Net asset value, beginning of
 period                              $13.78         $10.66             $7.79             $5.97             $5.20
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)            .02(b)        (.05)(b)          (.06)               --              (.01)
Net gains (losses) (both realized
 and unrealized)                      (1.69)          5.81              2.93              1.82               .81
----------------------------------------------------------------------------------------------------------------
Total from investment operations      (1.67)          5.76              2.87              1.82               .80
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.11)            --                --                --              (.03)
Distributions from realized gains     (2.69)         (2.64)               --                --                --
----------------------------------------------------------------------------------------------------------------
Total distributions                   (2.80)         (2.64)               --                --              (.03)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $9.31         $13.78            $10.66             $7.79             $5.97
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $7             $8                $5                $3                $1
----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          2.59%(e)       2.59%             2.58%             2.56%             2.60%
----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)      2.59%(e)       2.58%             2.58%             2.56%             2.60%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)           .35%(e)       (.48%)            (.57%)            (.19%)            (.34%)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 69%           125%              145%              124%              128%
----------------------------------------------------------------------------------------------------------------
Total return(h)                     (12.30%)(i)     67.03%            36.84%            30.54%            15.37%
----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  33

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,       2008(K)            2007              2006              2005           2004(B)
Net asset value, beginning of
 period                              $15.38         $11.50             $8.35             $6.36             $6.54
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)            .08(c)         .09(c)            .03               .06               .01
Net gains (losses) (both realized
 and unrealized)                      (1.88)          6.43              3.16              1.98              (.19)
----------------------------------------------------------------------------------------------------------------
Total from investment operations      (1.80)          6.52              3.19              2.04              (.18)
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.23)            --              (.04)             (.05)               --
Distributions from realized gains     (2.69)         (2.64)               --                --                --
----------------------------------------------------------------------------------------------------------------
Total distributions                   (2.92)         (2.64)             (.04)             (.05)               --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $10.66         $15.38            $11.50             $8.35             $6.36
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $76            $56               $41               $19               $13
----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)          1.42%(f)       1.39%             1.35%             1.30%           1.35%(f)
----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)      1.42%(f)       1.38%             1.35%             1.30%           1.35%(f)
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)          1.48%(f)        .75%              .63%              .97%            .79%(f)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 69%           125%              145%              124%              128%
----------------------------------------------------------------------------------------------------------------
Total return(i)                     (11.78%)(j)     69.07%            38.36%            32.32%            (2.75%)(i)
----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 34 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,       2008(J)            2007              2006              2005              2004
Net asset value, beginning of
 period                              $15.32         $11.50             $8.33             $6.35             $5.52
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)            .08(b)         .05(b)            .03               .05               .04
Net gains (losses) (both realized
 and unrealized)                      (1.86)          6.41              3.14              1.97               .86
----------------------------------------------------------------------------------------------------------------
Total from investment operations      (1.78)          6.46              3.17              2.02               .90
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.15)            --                --              (.04)             (.07)
Distributions from realized gains     (2.69)         (2.64)               --                --                --
----------------------------------------------------------------------------------------------------------------
Total distributions                   (2.84)         (2.64)               --              (.04)             (.07)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $10.70         $15.32            $11.50             $8.33             $6.35
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $2             $2                $6                $2               $18
----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          1.72%(e)       1.65%             1.63%             1.59%             1.65%
----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)      1.46%(e)       1.64%(e)          1.63%             1.59%             1.65%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)          1.36%(e)        .45%              .41%              .81%              .61%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 69%           125%              145%              124%              128%
----------------------------------------------------------------------------------------------------------------
Total return(h)                     (11.68%)(i)     68.51%            38.06%            31.87%            16.50%
----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  35

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between RiverSource Investments and the subadviser (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the

--------------------------------------------------------------------------------

 36 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

financial condition of RiverSource Investments (and its affiliates) and the Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments and the Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates and the Subadviser were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadviser and considered management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  37

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

 38 THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                THREADNEEDLE EMERGING MARKETS FUND -- 2008 SEMIANNUAL REPORT  39

     THREADNEEDLE EMERGING MARKETS FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. Threadneedle(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, managed by
                                        RiverSource Investments, LLC, and subadvised by
                                        Threadneedle International Limited. These
                                        companies are part of Ameriprise Financial, Inc.
       (THREADNEEDLE LOGO)              (C) 2008 RiverSource Distributors, Inc.                              S-6344 N (6/08)

Semiannual Report
                                                             (THREADNEEDLE LOGO)

THREADNEEDLE
GLOBAL EQUITY FUND
(FORMERLY RIVERSOURCE GLOBAL EQUITY FUND)

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008

THREADNEEDLE GLOBAL EQUITY FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      6

Fund Expenses Example...............     12

Portfolio of Investments............     14

Financial Statements................     19

Notes to Financial Statements.......     24

Approval of Investment Management
   Services Agreement...............     43

Proxy Voting........................     46

RIVERSOURCE COMPLEX OF FUNDS

Threadneedle Funds are a part of
the RiverSource complex of funds
that includes funds branded
"RiverSource," "RiverSource
Partners," and "Threadneedle."
These funds share the same Board
of Directors/Trustees and
officers.
Please see the back of this report
for a list of mutual funds that
are included in the RiverSource
complex of funds.

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

                    THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle Global Equity Fund's (formerly RiverSource Global Equity Fund)
  (the Fund) Class A shares declined 11.90% (excluding sales charge) for the six months ended April 30, 2008.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International All Country World Index (MSCI Index), which fell 9.24% for the six-month period.

> The Lipper Global Funds Index, representing the Fund's peer group, declined
  9.49% over the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                6 months*   1 year    3 years   5 years   10 years
---------------------------------------------------------------------------------------
Threadneedle Global Equity
  Fund Class A (excluding
  sales charge)                  -11.90%     +1.64%   +15.94%   +16.63%    +3.70%
---------------------------------------------------------------------------------------
MSCI All Country World
  Index(1) (unmanaged)            -9.24%     +0.43%   +14.52%   +17.01%    +6.01%
---------------------------------------------------------------------------------------
Lipper Global Funds Index(2)      -9.49%     -1.92%   +12.88%   +15.72%    +5.80%
---------------------------------------------------------------------------------------

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) All Country World Index, an unmanaged index of equity securities, is designed to measure equity market performance in the global developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Global Funds Index includes the 30 largest global funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

--------------------------------------------------------------------------------

 2 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
         X                 LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                            Total
-------------------------------------
Class A                     1.39%
-------------------------------------
Class B                     2.15%
-------------------------------------
Class C                     2.15%
-------------------------------------
Class R2                    1.74%
-------------------------------------
Class R3                    1.49%
-------------------------------------
Class R4                    1.24%
-------------------------------------
Class R5                    0.99%
-------------------------------------
Class W                     1.39%
-------------------------------------

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

                    THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 5/29/90)          -11.90%    +1.64%   +15.94%   +16.63%    +3.70%        N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -12.31%    +0.76%   +15.02%   +15.74%    +2.90%        N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -12.21%    +0.77%   +15.05%   +15.74%      N/A       +0.09%
--------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)        -11.81%    +1.48%      N/A       N/A       N/A       +6.31%
--------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)        -11.79%    +1.70%      N/A       N/A       N/A       +6.57%
--------------------------------------------------------------------------------------------------------
 Class R4 (inception 3/20/95)         -11.88%    +1.76%   +16.05%   +16.83%    +3.87%        N/A
--------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)        -11.81%    +1.98%      N/A       N/A       N/A       +6.89%
--------------------------------------------------------------------------------------------------------
 Class W (inception 12/1/06)          -11.94%    +1.63%      N/A       N/A       N/A       +6.96%
--------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/29/90)          -16.99%    -4.22%   +13.71%   +15.28%    +3.17%        N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -16.69%    -4.24%   +14.01%   +15.52%    +2.90%        N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -13.08%    -0.23%   +15.05%   +15.74%      N/A       +0.09%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 4 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AT MARCH 31, 2008
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 5/29/90)          -11.18%    +0.56%   +13.06%   +17.13%    +3.41%         N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -11.61%    -0.26%   +12.20%   +16.27%    +2.61%         N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -11.49%    -0.27%   +12.21%   +16.26%      N/A        -0.53%
--------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)        -11.08%    +0.41%      N/A       N/A       N/A        +2.83%
--------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)        -10.97%    +0.75%      N/A       N/A       N/A        +3.10%
--------------------------------------------------------------------------------------------------------
 Class R4 (inception 3/20/95)         -11.07%    +0.69%   +13.25%   +17.33%    +3.58%         N/A
--------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)        -11.01%    +1.03%      N/A       N/A       N/A        +3.42%
--------------------------------------------------------------------------------------------------------
 Class W (inception 12/1/06)          -11.24%    +0.43%      N/A       N/A       N/A        +3.47%
--------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/29/90)          -16.25%    -5.23%   +10.87%   +15.74%    +2.88%         N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -16.03%    -5.25%   +11.13%   +16.05%    +2.61%         N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -12.38%    -1.26%   +12.21%   +16.26%      N/A        -0.53%
--------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class W shares. Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

*  Not annualized.

** For classes with less than 10 years performance.

--------------------------------------------------------------------------------

                    THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Below, Threadneedle Global Equity Fund portfolio managers Dominic Rossi and Stephen Thornber of Threadneedle International Limited (Threadneedle) discuss the Fund's results and positioning for the six months ended April 30, 2008. Threadneedle, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., acts as the subadvisor to the Fund.

Dear Shareholders,
The Fund's Class A shares declined 11.90% (excluding sales charge) for the six months ended April 30, 2008. The Fund underperformed its benchmark, the Morgan Stanley Capital International All Country World Index (MSCI Index), which fell 9.24% for the period. The Lipper Global Funds Index, representing the Fund's peer group, declined 9.49% over the same time frame.

COUNTRY DIVERSIFICATION (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Australia                                       2.2%
---------------------------------------------------------
Bermuda                                         1.0%
---------------------------------------------------------
Brazil                                          5.2%
---------------------------------------------------------
Canada                                          1.8%
---------------------------------------------------------
Denmark                                         0.4%
---------------------------------------------------------
Finland                                         0.8%
---------------------------------------------------------
Germany                                         5.6%
---------------------------------------------------------
Greece                                          0.5%
---------------------------------------------------------
Hong Kong                                       4.1%
---------------------------------------------------------
India                                           1.3%
---------------------------------------------------------
Ireland                                         0.5%
---------------------------------------------------------
Japan                                           9.1%
---------------------------------------------------------
Mexico                                          1.8%
---------------------------------------------------------
Netherlands                                     0.7%
---------------------------------------------------------
Portugal                                        1.0%
---------------------------------------------------------
Russia                                          0.8%
---------------------------------------------------------
Singapore                                       1.0%
---------------------------------------------------------
South Africa                                    1.1%
---------------------------------------------------------
South Korea                                     0.5%
---------------------------------------------------------

--------------------------------------------------------------------------------

 6 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Spain                                           1.1%
---------------------------------------------------------
Sweden                                          0.2%
---------------------------------------------------------
Switzerland                                     8.1%
---------------------------------------------------------
Taiwan                                          1.9%
---------------------------------------------------------
United Kingdom                                 11.4%
---------------------------------------------------------
United States                                  36.2%
---------------------------------------------------------
Other(1)                                        1.7%
---------------------------------------------------------

(1) Cash & Cash Equivalents.(2)

(2) Of the 1.7%, 1.0% is due to security lending activity and 0.7% is the Fund's cash equivalent position.

SIGNIFICANT PERFORMANCE FACTORS
As the credit crisis broadened over the course of the six months, investors generally sought to reduce their investment risk. This had a negative effect on the Fund's results in the latter part of the period, as investors rotated out of many stocks and sectors that had performed well for the Fund last year.

Positioning in the materials sector hampered the Fund's results. At the start of the period, the Fund had a significantly larger materials position than the MSCI Index, which was advantageous. However, stock selection detracted, as some individual holdings that had previously performed well for the Fund suffered from profit-taking.

TOP TEN HOLDINGS (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Microsoft (United States)                       2.2%
---------------------------------------------------------
Nestle (Switzerland)                            2.2%
---------------------------------------------------------
IBM (United States)                             1.9%
---------------------------------------------------------
Google Cl A (United States)                     1.8%
---------------------------------------------------------
Roche Holding (Switzerland)                     1.7%
---------------------------------------------------------
Exxon Mobil (United States)                     1.7%
---------------------------------------------------------
Johnson & Johnson (United States)               1.6%
---------------------------------------------------------
PepsiCo (United States)                         1.6%
---------------------------------------------------------
Petroleo Brasileiro ADR (Brazil)                1.5%
---------------------------------------------------------
Devon Energy (United States)                    1.5%
---------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

                    THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

In the consumer discretionary sector, stock selection detracted from return. Within the sector, retail stocks were a particularly weak segment and the Fund had a larger allocation than the MSCI Index. South African retailer Massmart was a notable detractor. The company was negatively affected by economic turmoil and political uncertainty in South Africa, as well as the weakening of the Rand, South Africa's currency.

On the positive side, the Fund's energy holdings favorably affected performance. Contributors included BG GROUP in the U.K. and PETROLEO BRASILEIRO in Brazil. Both companies benefited from news of a significant oil find in a field off the coast of Brazil. Another U.K. contributor, TULLOW OIL, announced a potentially large oil find in Ghana.

Health care positioning was beneficial, primarily due to a larger weighting than the MSCI Index, while a smaller-than-benchmark weighting in financials proved to be also advantageous. During the period, we moved the Fund's financial weighting closer to that of the MSCI Index, but maintained an underweight.

The Fund had meaningfully larger positions in Asia and Latin America relative to the MSCI Index and a smaller position in the United States. As concern about the economic situation took center stage, investors moved away from riskier investments, and areas that had previously performed well suffered from profit-taking. Asian markets declined sharply, while the United States, where many of the economic concerns originated, performed well due to investors' belief in its stability and defensive nature. Consequently, the Fund's overweight in Asia and underweight in the United States detracted.

Positioning in the U.K. was advantageous, as the Fund benefited from investors' preference for lower risk investments, including oil stocks. Holdings of financial and insurance stocks within the U.K. also had a favorable impact. The Fund began the period underweight in U.K. equities, but ended the period with a larger position than the MSCI Index. Positioning in Latin America was a significant contributor to return. The Fund had a larger weighting in Latin America than the MSCI Index throughout the period. We believe there are stronger fundamental drivers in Latin America than in other regions.

Additional individual contributors to return included NESTLE, a well run food company with strong global brands, and HIGH TECH COMPUTER, an Asian technology company. In a period when higher costs could have hampered earnings results, Nestle stood out due to effective cost controls. HIGH TECH COMPUTER has a particularly strong and well-received new product pipeline.

Detractors included AGILE PROPERTY HOLDINGS, CHINA GRAND FORESTRY RESOURCES GROUP, WELLPOINT and BEAR STEARNS. Given the reversal in the Asian equity markets, property stocks such as AGILE PROPERTY performed poorly. Forestry,

--------------------------------------------------------------------------------

 8 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

WE BELIEVE THERE ARE STRONGER FUNDAMENTAL DRIVERS IN LATIN AMERICA THAN IN OTHER REGIONS.

paper and pulp company CHINA GRAND FORESTRY
RESOURCES had previously performed very well, leaving it vulnerable to profit-taking. U.S. health provider WELLPOINT reported only marginally disappointing earnings figures, but the news elicited a sharp response from investors. We eliminated WELLPOINT from the Fund's portfolio. The
Federal Reserve brokered a deal for JP Morgan to acquire cash-strapped investment bank BEAR STEARNS.
Though we sold BEAR STEARNS before the very end of the period, it still had a negative impact.

CHANGES TO THE FUND'S PORTFOLIO
Over the course of the six months, we positioned the Fund more defensively. Initially, the Fund was very underweight in large-cap stocks and favored emerging markets and growth-oriented sectors. By the end of the period, the Fund had a more substantial weighting in large-cap stocks than the MSCI Index.
As part of the strategy shift, we increased the Fund's holdings in the U.K., moving from an underweight to an overweight relative to the MSCI
Index. We reduced holdings in Asia, moving from a weighting larger than the MSCI Index, to one similar to that of the benchmark.

We increased the Fund's holdings in Japan.
Previously, the Fund's exposure was smaller than the MSCI Index, but we moved to a neutral weighting. We have begun to see individual opportunities in Japan, and since the Japanese market performed so poorly leading up to 2008, we feel a reversal is possible.
We added to the U.S. allocation, but kept it smaller than that of the MSCI Index. Given our continued confidence in the fundamentals driving Latin
American markets, we increased the Fund's holdings there.

--------------------------------------------------------------------------------

                    THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

We took profits in the materials sector, reducing the Fund's overweight relative to the MSCI Index. We moved the Fund's consumer discretionary position from an overweight to a weighting similar to the benchmark. The Fund had a substantial underweight in financial stocks, which we moved to a small underweight.

OUR FUTURE STRATEGY
We believe the credit crisis will continue to unfold and are concerned that the worst is not yet over. We doubt that consumers - who have so far continued to spend - can escape the current squeeze on credit. Therefore, we expect continued pressure on consumer spending and on companies that depend on consumers.

Though we anticipate economic slowing in developed countries, we remain positive on emerging markets and the Pacific region, where we believe domestic demand dynamics can offset sluggishness in export markets such as the United States. We think China will continue its massive infrastructure spending, which will trickle through to the domestic economy.

Our outlook for commodity-related stocks, including energy and metals, remains positive, partly due to demand from China, India and Latin America. We would have expected to see commodity demand falling as prices have risen, but that has not been evident. Declines in gasoline sales in the United States and U.K. have been more than offset by continued growth in China, India, Russia and Latin America. Even more telling, there has been virtually no growth in production of commodities such as oil, coal, copper, iron ore or gold over the last five years, and we see little indication that supplies will increase measurably over the next five years. As long as domestic demand in emerging markets holds, it seems unlikely to us that commodity prices will fall with no excess capacity to be tapped and no visible supply growth.

--------------------------------------------------------------------------------

 10 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

We still see equities as offering good value. In our view, stocks were already inexpensively valued before the sell-off during the six-month period. Though we think there may be some downward earning revisions, we do not think they will be as large as prices currently seem to forecast. At this point, we find equity valuations extremely compelling.


(PHOTO - DOMINIC ROSSI)   (PHOTO - STEPHEN THORNBER)
Dominic Rossi             Stephen Thornber
Portfolio Manager         Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                               BEGINNING         ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  881.00         $ 6.97           1.49%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.45         $ 7.47           1.49%
-------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  876.90         $10.50           2.25%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,013.67         $11.27           2.25%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  877.90         $10.51           2.25%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,013.67         $11.27           2.25%
-------------------------------------------------------------------------------------------
Class R2
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  881.90         $ 8.61           1.84%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.71         $ 9.22           1.84%
-------------------------------------------------------------------------------------------
Class R3
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  882.10         $ 7.49           1.60%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.91         $ 8.02           1.60%
-------------------------------------------------------------------------------------------
Class R4
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  881.20         $ 6.27           1.34%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.20         $ 6.72           1.34%
-------------------------------------------------------------------------------------------
Class R5
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  881.90         $ 5.10           1.09%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.44         $ 5.47           1.09%
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
   Actual(b)                    $1,000         $  880.60         $ 6.92           1.48%
-------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.50         $ 7.42           1.48%
-------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2008: -11.90% for Class A, -12.31% for Class B, -12.21% for Class C, -11.81% for Class R2, -11.79% for Class R3, -11.88% for Class R4, -11.81% for Class R5 and -11.94% for Class W.

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.2%)(c)
ISSUER                                            SHARES                    VALUE(A)
AUSTRALIA (2.2%)
Boart Longyear Group                               1,018,360              $1,811,151
CSL                                                  252,566               9,481,803
Oxiana                                             1,810,470               5,602,827
                                                                     ---------------
Total                                                                     16,895,781
------------------------------------------------------------------------------------

BERMUDA (1.0%)
PartnerRe                                             99,529               7,363,155
------------------------------------------------------------------------------------

BRAZIL (5.2%)
Aracruz Celulose ADR                                  52,008               4,191,844
Braskem Series A                                   1,101,800               9,382,241
Cia Vale do Rio Doce ADR                             242,910               7,734,254
Cyrela Brazil Realty                                 393,100               6,517,365
Petroleo Brasileiro ADR                               93,651              11,371,104
                                                                     ---------------
Total                                                                     39,196,808
------------------------------------------------------------------------------------

CANADA (1.7%)
Barrick Gold                                         151,249               5,841,236
Eastern Platinum                                   1,091,100(b)            3,142,195
Research In Motion                                    34,540(b)            4,201,100
                                                                     ---------------
Total                                                                     13,184,531
------------------------------------------------------------------------------------

DENMARK (0.4%)
Vestas Wind Systems                                   30,400(b)            3,333,250
------------------------------------------------------------------------------------

FINLAND (0.8%)
Nokia                                                203,305               6,259,924
------------------------------------------------------------------------------------

GERMANY (5.6%)
Allianz                                               44,810               9,160,690
Daimler                                               19,809               1,544,323
Deutsche Boerse                                       46,194               6,795,834
E.ON                                                  37,158(d)            7,583,597
MTU Aero Engines Holding                             104,594               4,814,468
Munich Re Group                                       21,727               4,206,642
RWE                                                   36,846               4,253,867
Siemens                                               34,250               4,041,328
                                                                     ---------------
Total                                                                     42,400,749
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

GREECE (0.5%)
Piraeus Bank                                         120,000              $4,092,116
------------------------------------------------------------------------------------

HONG KONG (4.1%)
China Mobile                                         351,500               6,048,369
China Overseas Land & Investment                   2,198,000               4,625,468
Esprit Holdings                                      591,900               7,283,684
Great Eagle Holdings                               1,424,607               4,103,889
Hang Lung Properties                               1,033,000               4,201,881
Hongkong & Shanghai Hotels                         2,548,000               4,368,075
                                                                     ---------------
Total                                                                     30,631,366
------------------------------------------------------------------------------------

INDIA (1.3%)
Bharti Airtel                                        303,173(b)            6,719,101
DLF                                                  175,461               3,052,710
                                                                     ---------------
Total                                                                      9,771,811
------------------------------------------------------------------------------------

IRELAND (0.5%)
Bank of Ireland                                      262,201               3,664,135
------------------------------------------------------------------------------------

JAPAN (9.2%)
AMADA                                                707,000               5,875,233
Asahi Glass                                          361,000               4,302,001
Canon                                                222,800              11,143,214
Chiba Bank                                           412,000               3,245,437
GOLDCREST                                            308,020               8,887,756
Mitsubishi Estate                                    382,000              11,095,893
Mitsubishi UFJ Financial Group                       260,700               2,868,527
Mizuho Financial Group                                   999               5,188,613
Nintendo                                               7,600               4,173,896
Sony Financial Holdings                                1,500               6,333,558
Trend Micro                                          147,000               5,528,230
                                                                     ---------------
Total                                                                     68,642,358
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MEXICO (1.8%)
America Movil ADR Series L                           148,208              $8,590,135
CEMEX ADR                                            186,902(b)            5,167,840
                                                                     ---------------
Total                                                                     13,757,975
------------------------------------------------------------------------------------

NETHERLANDS (0.7%)
ASML Holding                                         196,899               5,635,339
------------------------------------------------------------------------------------

PORTUGAL (1.0%)
Galp Energia Series B                                301,512               7,325,348
------------------------------------------------------------------------------------

RUSSIA (0.8%)
Gazprom ADR                                          118,670               6,283,577
------------------------------------------------------------------------------------

SINGAPORE (1.0%)
DBS Group Holdings                                   529,000               7,747,743
------------------------------------------------------------------------------------

SOUTH AFRICA (1.1%)
First Uranium                                        625,000(b)            4,071,500
Massmart Holdings                                    459,574               4,302,501
                                                                     ---------------
Total                                                                      8,374,001
------------------------------------------------------------------------------------

SOUTH KOREA (0.4%)
Hyundai Department Store                              32,000               3,385,230
------------------------------------------------------------------------------------

SPAIN (1.1%)
Inditex                                              150,000               8,192,664
------------------------------------------------------------------------------------

SWEDEN (0.2%)
Holmen Series B                                       54,400               1,745,105
------------------------------------------------------------------------------------

SWITZERLAND (8.1%)
Nestle                                                34,043              16,333,016
Novartis                                              73,682               3,748,471
Petroplus Holdings                                   104,424(b)            6,537,211
Roche Holding                                         78,300              13,061,338
Sika                                                   2,040               3,544,744
Syngenta                                              29,351               8,769,316
Xstrata                                              113,931               8,938,376
                                                                     ---------------
Total                                                                     60,932,472
------------------------------------------------------------------------------------

TAIWAN (1.9%)
Asustek Computer                                   1,763,000               5,717,525
High Tech Computer                                   137,500               3,543,000
Hon Hai Precision Industry                           908,370               5,262,672
                                                                     ---------------
Total                                                                     14,523,197
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

UNITED KINGDOM (11.4%)
Anglo American                                        76,072              $4,944,238
Autonomy                                             168,171(b)            2,863,770
BG Group                                             372,092               9,106,847
Carphone Warehouse Group                           1,020,227               5,512,213
Drax Group                                           247,726               2,965,021
HSBC Holdings                                        400,927               7,010,691
Intl Power                                           637,047               5,563,433
Lloyds TSB Group                                   1,253,509              10,778,870
Prudential                                           605,562               8,307,443
Standard Chartered                                   184,753               6,589,820
Tesco                                                547,994               4,674,043
Tullow Oil                                           632,070               9,475,370
Vodafone Group                                     2,498,637               7,963,360
                                                                     ---------------
Total                                                                     85,755,119
------------------------------------------------------------------------------------

UNITED STATES (36.2%)
Abercrombie & Fitch Cl A                              39,950               2,968,685
Adobe Systems                                        164,158(b)            6,121,452
American Express                                     111,457               5,352,165
American Intl Group                                   52,288               2,415,706
Arch Coal                                             95,587               5,482,870
AT&T                                                 210,958               8,166,184
Automatic Data Processing                            160,513               7,094,675
Bank of America                                      109,559               4,112,845
Cisco Systems                                        292,428(b)            7,497,854
Comcast Cl A                                         459,022               9,432,902
Devon Energy                                          98,611              11,182,487
Diamond Offshore Drilling                             47,842               5,999,866
DST Systems                                           53,487(b)            3,200,662
eBay                                                  68,235(b)            2,135,073
Expedia                                               71,728(b)            1,811,849
Exxon Mobil                                          135,343              12,596,374
Freeport-McMoRan Copper & Gold                        55,969               6,366,475
Gilead Sciences                                      150,991(b)            7,815,294
Goldman Sachs Group                                   32,606               6,239,810
Google Cl A                                           23,662(b)           13,588,850
IBM                                                  115,713              13,966,559
Johnson & Johnson                                    184,878              12,403,465
JPMorgan Chase & Co                                  133,333               6,353,317
Laboratory Corp of America Holdings                   49,844(b)            3,769,203

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
UNITED STATES (CONT.)
Macy's                                               211,909              $5,359,178
Merck & Co                                            80,417               3,059,063
Microsoft                                            584,936              16,682,374
Newmont Mining                                        78,548               3,472,607
Norfolk Southern                                      78,893               4,700,445
Oracle                                               255,638(b)            5,330,052
PepsiCo                                              180,936              12,399,544
Philip Morris Intl                                   116,017(b)            5,920,348
Plum Creek Timber                                    185,993               7,595,954
Procter & Gamble                                     110,000               7,375,500
Republic Services                                    161,173               5,123,690
Schlumberger                                          21,217               2,133,369
St. Jude Medical                                     152,190(b)            6,662,878
Thermo Fisher Scientific                             138,839(b)            8,034,613
Travelers Companies                                   90,000               4,536,000
Wal-Mart Stores                                      145,096               8,412,666
                                                                     ---------------
Total                                                                    272,872,903
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $689,913,434)                                                    $741,966,657
------------------------------------------------------------------------------------

MONEY MARKET FUND (1.7%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%          12,881,046(f)          $12,881,046
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $12,881,046)                                                     $12,881,046
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $702,794,480)(g)                                                $754,847,703
===================================================================================

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2008:

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Aerospace & Defense                                         0.6%               $4,814,468
Automobiles                                                 0.2                 1,544,323
Beverages                                                   1.6                12,399,544
Biotechnology                                               2.3                17,297,097
Building Products                                           0.6                 4,302,001
Capital Markets                                             0.8                 6,239,810
Chemicals                                                   2.9                21,696,301
Commercial Banks                                            6.8                51,185,952
Commercial Services & Supplies                              0.7                 5,123,690
Communications Equipment                                    2.4                17,958,878
Computers & Peripherals                                     3.1                23,227,084
Construction & Engineering                                  0.2                 1,811,151
Construction Materials                                      0.7                 5,167,840
Consumer Finance                                            0.7                 5,352,165
Diversified Financial Services                              2.3                17,261,996
Diversified Telecommunication Services                      1.1                 8,166,184
Electric Utilities                                          1.0                 7,583,597
Electrical Equipment                                        0.4                 3,333,250
Electronic Equipment & Instruments                          0.7                 5,262,672
Energy Equipment & Services                                 1.1                 8,133,235

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Food & Staples Retailing                                    2.3%              $17,389,210
Food Products                                               2.2                16,333,016
Health Care Equipment & Supplies                            0.9                 6,662,878
Health Care Providers & Services                            0.5                 3,769,203
Hotels, Restaurants & Leisure                               0.6                 4,368,075
Household Durables                                          2.0                15,405,121
Household Products                                          1.0                 7,375,500
Independent Power Producers & Energy Traders                1.1                 8,528,454
Industrial Conglomerates                                    0.5                 4,041,328
Insurance                                                   5.6                42,323,194
Internet & Catalog Retail                                   0.2                 1,811,849
Internet Software & Services                                2.1                15,723,923
IT Services                                                 1.4                10,295,337
Life Sciences Tools & Services                              1.1                 8,034,613
Machinery                                                   0.8                 5,875,233
Media                                                       1.2                 9,432,902
Metals & Mining                                             6.6                50,113,708
Multiline Retail                                            1.2                 8,744,408
Multi-Utilities                                             0.6                 4,253,867
Office Electronics                                          1.5                11,143,214
Oil, Gas & Consumable Fuels                                10.5                79,361,188
Paper & Forest Products                                     0.8                 5,936,949
Pharmaceuticals                                             4.3                32,272,337
Real Estate Investment Trusts (REITs)                       1.0                 7,595,954
Real Estate Management & Development                        3.6                27,079,841
Road & Rail                                                 0.6                 4,700,445
Semiconductors & Semiconductor Equipment                    0.7                 5,635,339
Software                                                    5.4                40,699,774
Specialty Retail                                            3.2                23,957,246
Tobacco                                                     0.8                 5,920,348
Wireless Telecommunication Services                         3.9                29,320,965
Other(1)                                                    1.7                12,881,046
-----------------------------------------------------------------------------------------
Total                                                                        $754,847,703
-----------------------------------------------------------------------------------------
(1) Cash & Cash Equivalents.

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.0% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 0.7% of net assets.

(f) Affiliated Money Market Fund - See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  17

(g) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $702,794,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $83,136,000
Unrealized depreciation                                            (31,082,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $52,054,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 18 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $689,913,434)         $  741,966,657
   Affiliated money market fund (identified cost
   $12,881,046)                                                     12,881,046
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $702,794,480)                                                   754,847,703
Cash                                                                    94,111
Foreign currency holdings (identified cost $5,638,388)               5,670,873
Capital shares receivable                                              711,613
Dividends receivable                                                 2,376,775
Receivable for investment securities sold                            2,412,383
------------------------------------------------------------------------------
Total assets                                                       766,113,458
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 495,383
Payable for investment securities purchased                          2,191,765
Payable upon return of securities loaned                             7,344,750
Accrued investment management services fee                              15,879
Accrued distribution fee                                                 7,122
Accrued transfer agency fee                                              3,143
Accrued administrative services fee                                      1,605
Accrued plan administration services fee                                    59
Other accrued expenses                                                 145,400
------------------------------------------------------------------------------
Total liabilities                                                   10,205,106
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $  755,908,352
==============================================================================

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  19

APRIL 30, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $      904,765
Additional paid-in capital                                       1,040,051,224
Undistributed net investment income                                  1,282,815
Accumulated net realized gain (loss)                              (338,494,426)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                       52,163,974
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $  755,908,352
==============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                           $  645,891,505
                                           Class B                           $   93,237,899
                                           Class C                           $    8,085,577
                                           Class R2                          $        5,362
                                           Class R3                          $        5,369
                                           Class R4                          $    8,671,856
                                           Class R5                          $        5,374
                                           Class W                           $        5,410
Net asset value per share of outstanding
   capital stock:                          Class A             76,641,089    $         8.43
                                           shares(1)
                                           Class B shares      11,780,941    $         7.91
                                           Class C shares       1,031,700    $         7.84
                                           Class R2 shares            634    $         8.46
                                           Class R3 shares            634    $         8.47
                                           Class R4 shares      1,020,194    $         8.50
                                           Class R5 shares            634    $         8.48
                                           Class W shares             639    $         8.47
-------------------------------------------------------------------------------------------
* Including securities on loan, at value                                     $    7,143,150
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $8.94. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 20 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $   7,817,510
Interest                                                                7,507
Income distributions from affiliated money market fund                168,093
Fee income from securities lending                                     36,042
   Less foreign taxes withheld                                       (461,645)
-----------------------------------------------------------------------------
Total income                                                        7,567,507
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                  3,311,655
Distribution fee
   Class A                                                            808,809
   Class B                                                            461,256
   Class C                                                             37,833
   Class R2                                                                13
   Class R3                                                                 7
   Class W                                                                  7
Transfer agency fee
   Class A                                                            654,511
   Class B                                                             99,410
   Class C                                                              7,882
   Class R2                                                                 2
   Class R3                                                                 2
   Class R4                                                             2,224
   Class R5                                                                 2
   Class W                                                                  5
Administrative services fee                                           295,861
Plan administration services fee
   Class R2                                                                 7
   Class R3                                                                 7
   Class R4                                                            11,118
Compensation of board members                                           7,957
Custodian fees                                                        122,780
Printing and postage                                                   86,260
Registration fees                                                      60,550
Professional fees                                                      18,440
Other                                                                  12,832
-----------------------------------------------------------------------------
Total expenses                                                      5,999,430
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                     (955)
   Earnings and bank fee credits on cash balances                     (12,653)
-----------------------------------------------------------------------------
Total net expenses                                                  5,985,822
-----------------------------------------------------------------------------
Investment income (loss) -- net                                     1,581,685
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  21

SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $   6,547,457
   Foreign currency transactions                                      (19,614)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                             6,527,843
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (111,715,297)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (105,187,454)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(103,605,769)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED        YEAR ENDED
                                                     APRIL 30, 2008       OCT. 31, 2007
                                                      (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $    1,581,685       $   1,375,121
Net realized gain (loss) on investments                   6,527,843         130,447,745
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                                  (111,715,297)         67,887,744
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     (103,605,769)        199,710,610
------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                            (2,895,413)         (5,052,007)
      Class B                                                    --             (46,137)
      Class C                                                    --             (24,579)
      Class R2                                                  (16)                (60)
      Class R3                                                  (28)                (61)
      Class R4                                              (51,464)            (77,098)
      Class R5                                                  (43)                (61)
      Class W                                                   (24)                (61)
------------------------------------------------------------------------------------------
Total distributions                                      (2,946,988)         (5,200,064)
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
      Class A                                            64,976,232         103,394,162
      Class B                                            13,513,665          16,189,120
      Class C                                             1,557,420           2,137,681
      Class R2                                                   --               5,000
      Class R3                                                   --               5,000
      Class R4                                            1,488,296           2,445,834
      Class R5                                                   --               5,000
      Class W                                                    --               5,000
Reinvestment of distributions at net asset value
      Class A                                             2,842,401           4,972,629
      Class B                                                    --              45,360
      Class C                                                    --              23,936
      Class R4                                               51,464              77,098
Payments for redemptions
      Class A                                           (67,274,329)       (141,986,972)
      Class B                                           (11,351,706)        (50,692,015)
      Class C                                              (696,292)         (1,286,730)
      Class R4                                           (1,451,700)         (4,449,426)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                     3,655,451         (69,109,323)
------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                (102,897,306)        125,401,223
Net assets at beginning of period                       858,805,658         733,404,435
------------------------------------------------------------------------------------------
Net assets at the end of period                      $  755,908,352       $ 858,805,658
==========================================================================================
Undistributed net investment income                  $    1,282,815       $   2,648,118
------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Threadneedle Global Equity Fund (the Fund) (formerly RiverSource Global Equity
Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities, including companies located in developed and emerging countries.

The Fund offers Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2008, RiverSource Investments, LLC (the Investment Manager) owned 100% of Class R2, Class R3, Class R5 and Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at

--------------------------------------------------------------------------------

 24 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign equity securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT 25 is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended April 30, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2008, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined

--------------------------------------------------------------------------------

 26 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At April 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  27

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Nov. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to

--------------------------------------------------------------------------------

 28 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Global Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $386,870 for the six months ended April 30, 2008. The management fee for the six months ended April 30, 2008 was 0.88% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2008 was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2008, other expenses paid to this company were $2,529.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A,

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  29

$20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $455,305 for Class A, $23,865 for Class B and $497 for Class C for the six months ended April 30, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.59% for Class R2, 1.34% for Class R3 and 1.32% for Class R4. Of these waived/reimbursed fees and expenses, the plan administration services fees were $7, $7 and $941 for Class R2, Class R3 and Class R4, respectively. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.27% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

--------------------------------------------------------------------------------

 30 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

During the six months ended April 30, 2008, the Fund's transfer agency fees were reduced by $12,653 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $356,585,861 and $353,144,605, respectively, for the six months ended April 30, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        SIX MONTHS ENDED APRIL 30, 2008
                                       ISSUED FOR
                                       REINVESTED                           NET
                            SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                   7,685,857      328,601       (8,025,325)         (10,867)
Class B                   1,712,357           --       (1,440,701)         271,656
Class C                     199,005           --          (90,132)         108,873
Class R4                    174,907        5,909         (173,759)           7,057
---------------------------------------------------------------------------------------

                                            YEAR ENDED OCT. 31, 2007
                                       ISSUED FOR
                                       REINVESTED                           NET
                            SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                  12,264,903      636,700      (17,108,766)      (4,207,163)
Class B                   2,095,921        6,146       (6,192,934)      (4,090,867)
Class C                     276,396        3,279         (164,135)         115,540
Class R2*                       634           --               --              634
Class R3*                       634           --               --              634
Class R4                    288,576        9,796         (531,402)        (233,030)
Class R5*                       634           --               --              634
Class W**                       639           --               --              639
---------------------------------------------------------------------------------------

  * For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007. ** For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT 31 to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At April 30, 2008, securities valued at $7,143,150 were on loan to brokers. For collateral, the Fund received $7,344,750 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $36,042 for the six months ended April 30, 2008. Expenses paid to the Investment Manager were $455 for the six months ended April 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $168,079,284 and $167,850,840, respectively, for the six months ended April 30, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended April 30, 2008.

--------------------------------------------------------------------------------

 32 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $344,634,903 at Oct. 31, 2007, that if not offset by capital gains will expire as follows:

    2009           2010          2011
$170,490,067   $143,634,885   $30,509,951

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT 33 censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 34 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,     2008(H)              2007              2006              2005              2004
Net asset value, beginning of
 period                            $9.61             $7.52             $6.23             $5.16             $4.62
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)         .02(b)            .02(b)            .01               .02                --
Net gains (losses) (both
 realized and unrealized)          (1.16)             2.13              1.30              1.08               .54
----------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (1.14)             2.15              1.31              1.10               .54
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                             (.04)             (.06)             (.02)             (.03)               --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $8.43             $9.61             $7.52             $6.23             $5.16
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $646              $737              $608              $446              $364
----------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)              1.49%(e)          1.39%             1.51%             1.57%             1.41%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)        .52%(e)           .28%              .23%              .33%              .07%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              46%              100%              112%               93%              104%
----------------------------------------------------------------------------------------------------------------
Total return(f)                  (11.90%)(g)        28.82%            21.01%            21.48%            11.72%
----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  35

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,    2008(I)               2007              2006              2005              2004
Net asset value, beginning of
 period                            $9.02             $7.06             $5.88             $4.87             $4.40
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)        (.01)(b)          (.04)(b)          (.01)             (.02)             (.03)
Net gains (losses) (both
 realized and unrealized)          (1.10)             2.00              1.19              1.03               .50
----------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (1.11)             1.96              1.18              1.01               .47
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               --             .00(c)               --                --                --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $7.91             $9.02             $7.06             $5.88             $4.87
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                           $93              $104              $110              $102              $104
----------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)              2.25%(f)          2.15%             2.28%             2.34%             2.18%
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)       (.24%)(f)         (.45%)            (.54%)            (.41%)            (.66%)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              46%              100%              112%               93%              104%
----------------------------------------------------------------------------------------------------------------
Total return(g)                  (12.31%)(h)        27.81%            20.07%            20.74%            10.68%
----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 36 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,  2008(H)            2007           2006           2005           2004
Net asset value, beginning
 of period                       $8.93          $7.02          $5.85          $4.85          $4.38
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)      (.01)(b)       (.04)(b)       (.01)          (.02)          (.02)
Net gains (losses) (both
 realized and unrealized)        (1.08)          1.98           1.18           1.03            .49
--------------------------------------------------------------------------------------------------
Total from investment
 operations                      (1.09)          1.94           1.17           1.01            .47
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  --           (.03)            --           (.01)            --
--------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $7.84          $8.93          $7.02          $5.85          $4.85
--------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $8             $8             $6             $2             $1
--------------------------------------------------------------------------------------------------
Total expenses(c),(d)            2.25%(e)       2.15%          2.27%          2.33%          2.19%
--------------------------------------------------------------------------------------------------
Net investment income (loss)     (.22%)(e)      (.48%)         (.50%)         (.53%)         (.69%)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate            46%           100%           112%            93%           104%
--------------------------------------------------------------------------------------------------
Total return(f)                (12.21%)(g)     27.76%         20.03%         20.89%         10.73%
--------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  37

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,   2008(K)            2007(B)
Net asset value, beginning of
 period                           $9.62             $7.89
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)(c)                          .02              (.01)
Net gains (losses) (both
 realized and unrealized)         (1.16)             1.84
------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (1.14)             1.83
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.02)             (.10)
------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $8.46             $9.62
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--               $--
------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      1.84%(f)          1.74%(f)
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (e),(g),(h)                      1.59%(f)          1.74%(f)
------------------------------------------------------------------------------------------------------
Net investment income (loss)       .42%(f)          (.13%)(f)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate             46%              100%
------------------------------------------------------------------------------------------------------
Total return(i)                 (11.81%)(j)        23.41%(j)
------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11,2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have waived/reimbursed certain fees and expenses.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,    2008(K)           2007(B)
Net asset value, beginning of
 period                           $9.65             $7.89
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)(c)                          .03               .01
Net gains (losses) (both
 realized and unrealized)         (1.17)             1.85
------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (1.14)             1.86
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.04)             (.10)
------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $8.47             $9.65
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--               $--
------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      1.60%(f)          1.49%(f)
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (e),(g),(h)                      1.34%(f)          1.49%(f)
------------------------------------------------------------------------------------------------------
Net investment income (loss)       .66%(f)           .12%(f)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate             46%              100%
------------------------------------------------------------------------------------------------------
Total return(i)                 (11.79%)(j)        23.80%(j)
------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have waived/reimbursed certain fees and expenses.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  39

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,    2008(J)            2007           2006           2005           2004
Net asset value, beginning of
 period                            $9.70          $7.60          $6.29          $5.20          $4.65
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)         .03(b)         .04(b)         .02            .04            .01
Net gains (losses) (both
 realized and unrealized)          (1.18)          2.13           1.31           1.09            .54
----------------------------------------------------------------------------------------------------
Total from investment
 operations                        (1.15)          2.17           1.33           1.13            .55
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                             (.05)          (.07)          (.02)          (.04)            --
----------------------------------------------------------------------------------------------------
Net asset value, end of period     $8.50          $9.70          $7.60          $6.29          $5.20
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $9            $10             $9             $6             $4
----------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (c),(d)                           1.34%(e)       1.23%          1.32%          1.38%          1.23%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (d),(f),(g)                       1.32%(e)       1.23%          1.32%          1.38%          1.23%
----------------------------------------------------------------------------------------------------
Net investment income (loss)        .69%(e)        .45%           .44%           .49%           .25%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate              46%           100%           112%            93%           104%
----------------------------------------------------------------------------------------------------
Total return(h)                  (11.88%)(i)     28.85%         21.26%         21.90%         11.88%
----------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,        2008(I)         2007(B)
Net asset value, beginning of
 period                                $9.69          $7.89
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)          .04            .05
Net gains (losses) (both realized
 and unrealized)                       (1.18)          1.85
--------------------------------------------------------------------------------------------------------
Total from investment operations       (1.14)          1.90
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.07)          (.10)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period         $8.48          $9.69
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $--            $--
--------------------------------------------------------------------------------------------------------
Total expenses (d),(e)               1.09%(f)        .99%(f)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)          .92%(f)        .62%(f)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  46%           100%
--------------------------------------------------------------------------------------------------------
Total return(g)                      (11.81%)(h)     24.33%(h)
--------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  41

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,        2008(I)         2007(B)
Net asset value, beginning of
 period                                $9.66          $7.83
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)          .02            .02
Net gains (losses) (both realized
 and unrealized)                       (1.17)          1.91
--------------------------------------------------------------------------------------------------------
Total from investment operations       (1.15)          1.93
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.04)          (.10)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period         $8.47          $9.66
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $--            $--
--------------------------------------------------------------------------------------------------------
Total expenses (d),(e)                 1.48%(f)       1.39%(f)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)            .92%(f)        .20%(f)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  46%           100%
--------------------------------------------------------------------------------------------------------
Total return(g)                      (11.94%)(h)     24.87%(h)
--------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 42 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between RiverSource Investments and the subadviser (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  43

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

financial condition of RiverSource Investments (and its affiliates) and the Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments and the Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates and the Subadviser were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadviser and considered management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are

--------------------------------------------------------------------------------

 44 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

                   THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  45

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 46 THREADNEEDLE GLOBAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

     THREADNEEDLE GLOBAL EQUITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. Threadneedle(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, managed by
                                        RiverSource Investments, LLC, and subadvised by
                                        Threadneedle International Limited. These
                                        companies are part of Ameriprise Financial, Inc.
       (THREADNEEDLE LOGO)              (C) 2008 RiverSource Distributors, Inc.                              S-6451 W (6/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   RiverSource Global Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 3, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date July 3, 2008